UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07912

Old Westbury Funds, Inc.

(Exact name of registrant as specified in charter)

760 Moore Rd.

King of Prussia, PA 19406

(Address of principal executive offices) (Zip code)

Andrew J. McNally

PFPC Inc.

760 Moore Rd.

King of Prussia, PA 19406

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-607-2200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

OLD WESTBURY FUNDS, INC.
LARGE CAP EQUITY FUND
PORTFOLIO OF INVESTMENTS	July 31, 2007
(Unaudited)

Shares		Value
COMMON STOCKS — 93.4%
Banks — 2.5%
929,000	Hudson City Bancorp, Inc.	$11,352,380

Consumer Discretionary — 9.8%
270,900	Bed Bath & Beyond, Inc.(b)	9,383,976
141,600	Macy’s, Inc.	5,107,512
179,500	McDonald’s Corp.	8,592,665
542,200	Staples, Inc.	12,481,444
231,400	Walt Disney Co. (The)	7,636,200

		43,201,797

Consumer Staples — 8.3%
226,100	Anheuser-Busch Cos., Inc.	11,026,897
166,050	PepsiCo, Inc.	10,896,201
324,000	Wal-Mart Stores, Inc.	14,887,800

		36,810,898

Diversified Financials — 8.2%
161,700	American Express Co.	9,465,918
351,600	Bank of New York Mellon Corp. (The)	14,960,580
581,400	Charles Schwab Corp. (The)	11,703,582

		36,130,080

Energy — 8.0%
67,500	Cameron International Corp.(b)	5,265,000
171,350	EOG Resources, Inc.	12,011,635
117,000	Exxon Mobil Corp.	9,960,210
146,400	Weatherford International Ltd.(b)	8,100,312

		35,337,157

Health Care — 16.7%
78,156	Amgen, Inc.(b)	4,200,103
164,200	Cardinal Health, Inc.	10,792,866
184,100	Celgene Corp.(b)	11,149,096
129,800	Johnson & Johnson	7,852,900
73,500	Merck & Co.,Inc.	3,649,275
416,000	Pfizer, Inc.	9,780,160
462,500	Schering-Plough Corp.	13,199,750
254,700	Thermo Fisher Scientific, Inc.(b)	13,297,887

		73,922,037

Industrials — 11.5%
94,200	FedEx Corp.	10,431,708
82,000	McDermott International, Inc.(b)	6,801,080
267,700	RR Donnelley & Sons Co.	11,313,002
450,000	Southwest Airlines Co.	7,047,000
211,100	United Technologies Corp.	15,403,967

		50,996,757

Information Technology — 18.0%
588,000	Cisco Systems, Inc.(b)	16,999,080
562,000	Corning, Inc.(b)	13,398,080
321,100	Hewlett-Packard Co.	14,780,233
494,500	Intel Corp.	11,680,090
614,800	Motorola, Inc.	10,445,452
349,200	Texas Instruments, Inc.	12,288,348

		79,591,283

Insurance — 5.8%
163,650	Principal Financial Group, Inc.	9,228,224
186,700	Prudential Financial, Inc.	16,547,221

		25,775,445

Materials — 2.5%
172,300	Monsanto Co.	11,104,735

Utilities — 2.1%
227,700	PG&E Corp.	9,747,837

Total Common Stocks
(Cost $354,323,793)		413,970,406

INVESTMENT COMPANY — 5.8%
25,602,905	SEI Daily Income Trust Government II Fund.	25,602,905

Total Investment Company
(Cost $25,602,905)		25,602,905

TOTAL INVESTMENTS — 99.2%
(Cost $379,926,698)(a)		439,573,311
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		3,498,049

NET ASSETS — 100.0%		$443,071,360

(a)	Represents cost for financial reporting purposes and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$66,702,005
Unrealized depreciation	(7,055,392)

Net unrealized appreciation	$59,646,613

(b)	Non-income producing security.

OLD WESTBURY FUNDS, INC.
MID CAP EQUITY FUND
PORTFOLIO OF INVESTMENTS	July 31, 2007
(Unaudited)

Shares		Value
COMMON STOCKS — 95.2%
Banks — 4.2%
367,400	Bank of Hawaii Corp.	$17,642,548
972,500	South Financial Group, Inc. (The)	20,967,100

		38,609,648

Consumer Discretionary — 13.9%
710,300	Advance Auto Parts, Inc.	24,697,131
543,900	Brinker International, Inc.	14,652,666
684,500	Brunswick Corp.	19,138,620
773,700	Dollar Tree Stores, Inc.(b)	29,601,762
30,300	Harman International Industries, Inc.	3,514,800
266,950	Lamar Advertising Co. - Class A	15,891,534
442,000	Tiffany & Co.	21,326,500

		128,823,013

Consumer Staples — 2.5%
665,500	McCormick & Co., Inc.	22,733,480

Diversified Financials — 5.2%
666,000	Federated Investors, Inc. - Class B	23,982,660
894,700	SEI Investments Co.	24,389,522

		48,372,182

Energy — 8.1%
601,500	Arch Coal, Inc.	17,978,835
299,000	Dresser-Rand Group, Inc.(b)	11,092,900
462,900	Grant Prideco, Inc.(b)	25,968,690
323,300	Noble Energy, Inc.	19,766,562

		74,806,987

Health Care — 9.4%
507,600	Henry Schein, Inc.(b)	27,582,984
783,500	IMS Health, Inc.	22,039,855
1,400,500	Nektar Therapeutics(b)	10,685,815
681,500	VCA Antech, Inc.(b)	26,810,210

		87,118,864

Industrials — 17.2%
371,000	Avery Dennison Corp.	22,757,140
599,600	ChoicePoint, Inc.(b)	23,228,504
231,000	Dun & Bradstreet Corp.	22,582,560
346,500	Flowserve Corp.	25,041,555
658,000	Quanta Services, Inc.(b)	18,706,940
461,500	Shaw Group, Inc. (The)(b)	24,561,030
890,000	UTi Worldwide, Inc.	22,365,700

		159,243,429

Information Technology — 21.4%
716,400	Atheros Communications, Inc.(b)	19,973,232
1,685,100	BEA Systems, Inc.(b)	20,861,538
949,700	Citrix Systems, Inc.(b)	34,350,649
621,100	Cognos, Inc.(b)	24,918,532
588,400	Global Payments, Inc.	22,006,160
590,000	Microchip Technology, Inc.	21,422,900
783,700	Red Hat, Inc.(b)	16,316,634
3,264,200	RF Micro Devices, Inc.(b)	22,653,548
979,500	Trident Microsystems, Inc.(b)	14,898,195

		197,401,388

Insurance — 7.4%
339,200	Arch Capital Group Ltd.(b)	23,628,672
489,900	Protective Life Corp.	21,075,498
996,000	Unum Group	24,202,800

		68,906,970

Materials — 4.9%
262,000	Cytec Industries, Inc.	17,551,380
306,800	FMC Corp.	27,345,084

		44,896,464

Utilities — 1.0%
339,200	DPL, Inc.	9,015,936

Total Common Stocks
(Cost $780,908,556)		879,928,361

INVESTMENT COMPANY — 3.5%
32,228,036	Federated Trust for U.S. Treasury Obligations.	32,228,036

Total Investment Company
(Cost $32,228,036)		32,228,036

Principal Amount
U.S. GOVERNMENT AGENCIES — 1.1%
Federal National Mortgage Assoc. — 1.1%
$10,000,000	5.22%, 08/22/07(c)	9,970,075

Total U.S. Government Agencies
(Cost $9,970,075)		9,970,075
TOTAL INVESTMENTS — 99.8%
(Cost $823,106,667)(a)		922,126,472
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		2,309,936

NET ASSETS — 100.0%		$924,436,408

(a)	Represents cost for financial reporting purposes and net unrealized appreciation of investments is as follows:

OLD WESTBURY FUNDS, INC.
MID CAP EQUITY FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2007
(Unaudited)

Unrealized appreciation	$134,403,192
Unrealized depreciation	(35,383,387)

Net unrealized appreciation	$99,019,805

(b)	Non-income producing security.

(c)	The interest rate represents the annualized yield at time of purchase.

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS	July 31, 2007
(Unaudited)

Shares		Value#
COMMON STOCKS — 88.9%
AUSTRALIA — 2.1%
44,000	Abacus Property Group	$72,568
28,777	ABB Grain Ltd.	222,482
25,120	Adelaide Bank Ltd.	323,826
136,390	Adelaide Brighton Ltd.	379,828
5,388	AED Oil Ltd.(b)	35,851
14,229	Alesco Corp. Ltd.	171,441
32,847	Alliance Resources Ltd.(b)	46,955
23,073	Amalgamated Holdings Ltd.	128,169
11,191	Ansell Ltd.	112,033
5,200	Anvil Mining Ltd.(b)	88,714
73,817	APA Group	258,354
9,308	Aquila Resources Ltd.(b)	51,947
30,551	ARC Energy Ltd.(b)	39,553
53,207	Arrow Energy NL(b)	126,977
37,284	Aspen Group	81,993
28,945	Austal Ltd.	90,249
237,688	Austar United Communications Ltd.(b)	327,981
103,629	Austereo Group Ltd.	176,958
189,357	Australand Property Group	379,037
65,687	Australian Agricultural Co. Ltd.	170,222
32,670	Australian Infrastructure Fund	90,155
63,310	Australian Pharmaceutical Industries Ltd.	105,314
76,071	Australian Worldwide Exploration Ltd.(b)	219,519
21,533	AVJennings Ltd.(b)	23,974
19,726	Bank of Queensland Ltd.	294,578
73,392	Beach Petroleum Ltd.	82,981
17,875	Bendigo Bank Ltd.	243,951
42,185	Bendigo Mining Ltd.(b)	11,879
5,000	Boom Logistics Ltd.	11,789
18,680	Brickworks Ltd.	213,771
26,490	Cabcharge Australia Ltd.	277,490
9,426	Campbell Brothers Ltd.	216,700
17,013	Cellestis Ltd.(b)	41,950
53,402	Centennial Coal Co. Ltd.	152,110
54,154	Coates Hire Ltd.	247,325
15,833	Coffey International Ltd.	56,984
32,968	Commander Communications Ltd.	29,402
2,303	Compass Resources NL(b)	9,938
109,795	ConnectEast Group	143,818
38,776	Consolidated Minerals Ltd.	120,360
20,084	Corporate Express Australia Ltd.	117,443
38,303	Count Financial Ltd.	106,557
18,573	Crane Group Ltd.	283,697
98,206	David Jones Ltd.	475,767
19,000	Dyno Nobel Ltd.	34,480
25,353	Energy Developments Ltd.	92,215
77,984	Energy World Corp. Ltd.(b)	59,872
156,506	Envestra Ltd.	147,682
1	Fairfax Media Ltd.	3
9,540	Fantastic Holdings Ltd.	31,463
33,955	Felix Resources Ltd.	162,163
41,854	FKP Property Group	246,865
9,107	Fleetwood Corp. Ltd.	72,353
4,078	Flight Centre Ltd.	62,514
118,636	Futuris Corp. Ltd.	242,381
3,000	G.U.D. Holdings Ltd.	29,129
10,532	GrainCorp Ltd.	114,018
29,996	GRD Ltd.	70,395
61,841	Great Southern Ltd.	130,980
35,392	Gunns Ltd.	101,058
60,810	GWA International Ltd.	226,938
38,117	Healthscope Ltd.	176,342
31,237	Hills Industries Ltd.	160,959
4,005	Home Building Society Ltd.	47,118
22,363	Housewares International Ltd.	54,772
70,308	IBA Health Ltd.	62,126
16,525	iiNET Ltd.	25,999
19,421	Iluka Resources Ltd.	97,705
15,127	Independence Group NL	76,775
85,840	Indophil Resources NL(b)	77,955
15,774	Invocare Ltd.	83,145
16,163	IOOF Holdings Ltd.	141,690
19,221	Iress Market Technology Ltd.	138,948
16,253	JB Hi-Fi Ltd.	161,777
23,980	Jubilee Mines NL	314,597
15,300	Just Group Ltd.	61,480
10,902	Kagara Zinc Ltd.	59,353
10,666	Kingsgate Consolidated Ltd.	44,290
31,549	MacArthur Coal Ltd.	179,712
70,838	Macmahon Holdings Ltd.	82,442
14,800	Macquarie Leisure Trust Group	39,727
12,157	Magnesium International Ltd.(b)	759
24,637	McGuigan Simeon Wines Ltd.(b)	42,279
116,599	Minara Resources Ltd.	612,855
41,969	Mineral Deposits Ltd.(b)	51,437
13,431	Monadelphous Group Ltd.	185,871
78,058	Mount Gibson Iron Ltd.(b)	96,557
47,560	MYOB Ltd.	47,081
100,881	New Hope Corp. Ltd.	180,186
14,479	Novogen Ltd.(b)	23,977
13,754	Oakton Ltd.	67,737
12,978	OceanaGold Corp.(b)	41,809
117,987	Pacific Brands Ltd.	358,951
78,985	Pacific Magazines Ltd.(b)	109,703
1	Paladin Resources Ltd.(b)	4
196,628	Pan Australian Resources Ltd.(b)	112,030
87,342	PaperlinX Ltd.	235,557

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2007
(Unaudited)

Shares		Value#
AUSTRALIA (continued)
15,300	Peet Ltd.	$51,933
32,250	Peptech Ltd.(b)	38,918
20,069	Perilya Ltd.	79,509
19,824	Petsec Energy Ltd.(b)	26,402
28,698	Pharmaxis Ltd.(b)	81,151
27,103	Primary Health Care Ltd.	283,071
16,671	Prime Television Ltd.	52,314
10,843	Programmed Maintenance Services Ltd.	54,480
16,535	Ramsay Health Care Ltd.	149,884
12,601	Reece Australia Ltd.	296,016
15,009	Resolute Mining Ltd.(b)	18,266
44,584	Ridley Corp. Ltd.	41,563
30,700	Riversdale Mining Ltd.(b)	94,389
36,498	Roc Oil Co. Ltd.(b)	106,420
14,573	SAI Global Ltd.	46,946
28,501	Salmat Ltd.	125,792
6,464	Select Harvests Ltd.	57,145
958	Servcorp Ltd.	3,805
13,670	Silex Systems Ltd.(b)	119,724
10,608	Sims Group Ltd.	241,757
10,210	Skilled Group Ltd.	44,537
100,909	Smorgon Steel Group Ltd.	234,141
4,162	Southern Cross Broadcasting Australia Ltd.	60,670
63,352	SP Telemedia Ltd.	37,264
28,294	Specialty Fashion Group Ltd.	38,619
32,702	Spotless Group Ltd.	124,781
23,116	Straits Resources Ltd.	81,862
29,180	STW Communications Group Ltd.	62,511
45,349	Sunland Group Ltd.	151,867
27,977	Tap Oil Ltd.(b)	50,095
33,694	Ten Network Holdings Ltd.	75,840
163,262	Thakral Holdings Group	157,035
61,906	Timbercorp Ltd.	105,273
18,800	Tishman Speyer Office Fund.	36,988
45,884	Tower Australia Group Ltd.(b)	92,283
33,905	Transfield Services Ltd.	322,701
22,118	United Group Ltd.	346,901
21,214	Village Roadshow Ltd.	57,331
25,284	Village Roadshow Ltd., Preferred Shares	67,412
19,960	Western Areas NL(b)	82,071
36,663	WHK Group Ltd.	76,176

		17,216,647

AUSTRIA — 0.3%
566	Agrana Beteiligungs AG.	57,273
9,244	Andritz AG	627,225
4,952	Austrian Airlines(b)	60,207
3,058	BWIN Interactive Entertainment AG(b)	79,685
2,439	BWT AG.	152,631
9,308	CA Immobilien Anlagen AG(b)	239,576
2,439	Christ Water Technology AG(b)	44,959
1,891	Constantia Packaging AG	137,472
3,178	Conwert Immobilien Invest AG(b)	53,678
3,121	Flughafen Wien AG	325,194
2,096	Intercell AG(b)	73,322
1,270	Mayr Melnhof Karton AG	140,906
1,756	Palfinger AG.	92,805
5,405	RHI AG(b)	279,016
862	Schoeller-Bleckmann Oilfield Equipment AG	69,795
2,500	Sparkassen Immobilien AG(b)	33,187

		2,466,931

BELGIUM — 0.5%
5,614	Ackermans & Van Haaren.	531,738
50	Banque Nationale de Belgique	244,603
2,225	Barco NV	222,704
4,312	Bekaert SA.	616,974
1,479	Cofinimmo	264,663
45	Compagnie d’Entreprises CFE.	88,072
765	Compagnie Immobiliere de Belgique SA.	43,260
4,983	Compagnie Maritime Belge SA	345,422
3,050	Deceuninck NV	89,294
674	D’ieteren SA	271,032
3,411	Elia System Operator SA/NV.	138,133
2,600	Euronav NV	92,994
3,075	Exmar NV	94,323
167	Icos Vision Systems NV(b)	7,504
3,415	Innogenetics(b)	41,001
3,840	Ion Beam Applications(b)	118,587
829	Kinepolis	50,078
5,034	Melexis NV	88,027
4,938	Omega Pharma SA	423,499
3,216	Option NV(b)	40,106
1,694	Recticel SA.	25,386
740	Roularta Media Group NV	64,675
167	Sipef NV	74,082
6,295	Tessenderlo Chemie NV	361,250
325	VAN DE Velde	16,900
445	VPK Packaging Group	27,693
643	Warehouses De Pauw SCA.	41,973

		4,423,973

BRAZIL — 1.0%
10,000	Acesita SA, Preference	383,157
5,700	Centrais Eletricas de Santa Catarina SA, Preference.	111,984

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2007
(Unaudited)

Shares		Value#
BRAZIL (continued)
20,000	Cia Brasileira de Petroleo Ipiranga, Preference	$263,261
4,000	Cia de Saneamento do Parana.	6,414
720,000	Cia de Tecidos do Norte de Minas - Coteminas, Preference	92,178
750	Cia Energetica do Ceara.	10,055
27,800,000	Cia Paranaense de Energia, Preference	456,863
23,500	Cia Petroquimica do Sul SA.	448,588
59,189	Confab Industrial SA, Preference	207,741
7,800	Duratex SA, Preference	228,620
1,870,000	Eletropaulo Metropolitana de Sao Paulo SA - Class A, Preference	114,188
5,800,000	Eleva Alimentos SA(b)	54,973
21,000	Eternit SA.	113,179
15,000	Gol-Linhas Aereas Inteligentes SA, Preference	373,148
193,000	Klabin SA, Preference	659,969
2,400,000	Lojas Americanas SA, Preference	215,035
3,000,000	Magnesita SA - Class A, Preference	56,550
41,800	Marcopolo SA, Preference	187,105
31,800	Metalurgica Gerdau SA, Preference	1,063,771
22,319	NET Servicos de Comunicacao SA, Preference(b)	357,900
10,000	Paranapanema SA, Preference(b)	203,101
27,977	Perdigao SA	534,495
5,000	Petroquimica Uniao SA, Preference	33,133
2,000,000	Plascar Participacoes Industriais SA, Preference(b)	94,196
2,600	Refinaria Petroleo Ipiranga SA, Preference	66,129
147,000	Sadia SA, Preference	702,490
4,200	Saraiva SA Livreiros Editores, Preference	71,253
37,626	Suzano Papel e Celulose SA, Preference	529,437
24,900	Suzano Petroquimica SA, Preference	72,057
61,380,617	Telemig Celular Participacoes SA, Preference	173,064
5,600	Ultrapar Participacoes SA, Preference	189,710
113,520	Uniao de Industrias Petroquimicas SA, Preference	110,910
0	Vivo Participacoes SA(b)	0
19,298	Votorantim Celulose e Papel SA, Preference	461,111
58,200	Weg SA	650,821

		9,296,586

CANADA — 2.8%
3,000	Aastra Technologies Ltd.(b)	101,912
6,600	Aber Diamond Corp.	245,984
1,700	Absolute Software Corp.(b)	45,113
2,900	Aecon Group, Inc.(b)	36,563
3,300	AEterna Zentaris, Inc.(b)	9,558
900	Ainsworth Lumber Co. Ltd.(b)	6,226
1,200	Akita Drilling Ltd. - Class A	17,750
3,533	Alberta Clipper Energy, Inc.(b)	8,942
5,500	Allen-Vanguard Corp.(b)	39,492
8,200	Alliance Atlantis Communications, Inc. - Class B(b)	404,004
2,000	Allied Properties Real Estate Investment Trust	37,495
2,600	Altius Minerals Corp.(b)	55,056
3,200	Amerigo Resources Ltd.	8,519
8,800	Anderson Energy Ltd.(b)	32,171
6,400	Angiotech Pharmaceuticals, Inc.(b)	44,274
35,500	Antrim Energy, Inc.(b)	251,242
6,500	Aquiline Resources, Inc.(b)	61,844
1,300	Artis Real Estate Investment Trust.	20,533
2,100	Aspreva Pharmaceuticals Corp.(b)	36,063
3,900	Astral Media, Inc.	153,434
686	Atrium Innovations, Inc.(b)	17,266
16,500	ATS Automation Tooling Systems, Inc.(b)	111,206
21,300	AUR Resources, Inc.	814,623
12,100	Aurizon Mines Ltd.(b)	46,277
5,700	Aurora Energy Resources, Inc.(b)	77,475
7,700	Axcan Pharma, Inc.(b)	141,542
8,600	AXIA NetMedia Corp.(b)	51,110
9,400	Ballard Power Systems, Inc.(b)	44,145
8,700	Birchcliff Energy Ltd.(b)	34,823
2,000	BMTC Group, Inc.	43,495
2,400	Boardwalk Real Estate Investment Trust	100,900
1,200	Boralex, Inc. - Class A(b)	18,898
6,500	Bow Valley Energy Ltd.(b)	36,131
1,200	BPO Properties Ltd.	78,178
2,200	Breaker Energy Ltd.(b)	12,827

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2007
(Unaudited)

Shares		Value#
CANADA (continued)
34,500	Breakwater Resources Ltd.(b)	$108,661
5,400	Calfrac Well Services Ltd.	90,101
4,500	Calloway Real Estate Investment Trust	100,773
8,600	Calvalley Petroleum, Inc. - Class A(b)	55,544
3,100	Canaccord Capital, Inc.	59,309
4,100	Canada Bread Co. Ltd.	227,329
6,200	Canadian Apartment Properties Real Estate Investment Trust	101,822
2,200	Canadian Hotel Income Properties Real Estate Investment Trust	29,408
11,400	Canadian Hydro Developers, Inc.(b)	65,079
5,900	Canadian Real Estate Investment Trust	153,805
16,700	Canadian Superior Energy, Inc.(b)	49,468
11,400	Canadian Western Bank.	299,533
6,800	Canam Group, Inc.	82,865
7,700	Canfor Corp.(b)	93,327
5,300	Cangene Corp.(b)	37,410
10,800	CanWest Global Communications Corp.(b)	83,521
8,000	Cardiome Pharma Corp.(b)	71,691
13,100	Cascades, Inc.	138,147
7,800	Caspian Energy, Inc.(b)	4,753
37,300	Catalyst Paper Corp.(b)	110,837
5,900	CCL Industries - Class B.	232,615
8,500	Celestica, Inc.(b)	50,117
4,300	Celtic Exploration Ltd.(b)	53,045
6,800	Certicom Corp.(b)	21,864
44,600	Chariot Resources Ltd.(b)	49,333
8,100	Chartwell Seniors Housing Real Estate Investment Trust.	107,970
3,800	CHC Helicopter Corp. - Class A	102,445
3,443	Coalcorp Mining, Inc.(b)	15,201
4,400	Cogeco Cable, Inc.	192,201
10,000	COM DEV International Ltd.(b)	53,712
2,900	Cominar Real Estate Investment Trust	58,446
11,800	Compton Petroleum Corp.(b)	118,133
30,700	Connacher Oil & Gas Ltd.(b)	118,564
1,300	Constellation Software, Inc.	33,024
2,400	Corby Distilleries Ltd. - Class A	58,043
7,000	Corridor Resources, Inc.(b)	67,913
6,500	Corus Entertainment, Inc. - Class B	297,825
5,000	Cott Corp.(b)	61,539
3,500	Crew Energy, Inc.(b)	26,870
29,000	Crystallex International Corp.(b)	98,135
6,700	Cyries Energy, Inc.(b)	57,089
2,800	Dalsa Corp.(b)	26,404
25,004	Denison Mines Corp.(b)	258,056
6,600	Descartes Systems Group, Inc.(b)	26,789
1,000	Dorel Industries, Inc. - Class A	33,277
5,600	Dorel Industries, Inc. - Class B	186,142
7,400	Draxis Health, Inc.(b)	36,140
15,300	Dundee Corp. - Class A(b)	290,138
3,400	Dundee Real Estate Investment Trust	137,874
13,900	DundeeWealth, Inc.	203,001
3,900	Duvernay Oil Corp.(b)	122,725
44,300	Eastern Platinum Ltd.(b)	104,646
53,600	Eldorado Gold Corp.(b)	243,180
3,533	Ember Resources, Inc.(b)	8,114
23,100	Emergis, Inc.(b)	150,276
400	Enerflex Systems Income Fund	3,765
7,900	Energy Metals Corp.(b)	105,526
46,600	Equinox Minerals Ltd.(b)	183,465
1,500	Equitable Group, Inc.	44,643
8,200	European Goldfields Ltd.(b)	44,121
1,900	Exfo Electro Optical Engineering, Inc.(b)	14,159
4,100	Extendicare Real Estate Investment Trust	56,611
26,100	First Calgary Petroleums Ltd.(b)	137,497
4,200	FirstService Corp.(b)	137,677
840	FirstService Corp., Preferred Shares, Series 1(b)	27,685
4,200	Flint Energy Services Ltd.(b)	112,598
10,045	FNX Mining Co., Inc.(b)	308,555
6,100	Forsys Metals Corp.(b)	30,420
5,500	Forzani Group Ltd. (The) - Class A(b)	112,031
7,500	Fronteer Development Group, Inc.(b)	90,059
7,600	Frontera Copper Corp.(b)	49,869
5,400	Galleon Energy, Inc. - Class A(b)	81,952
3,600	Garda World Security Corp. - Class A(b)	70,022
3,500	Gennum Corp.	35,105
13,500	Gold Eagle Mines Ltd.(b)	94,530
16,400	Great Basin Gold Ltd.(b)	45,966

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2007
(Unaudited)

Shares		Value#
CANADA (continued)
6,400	Great Canadian Gaming Corp.(b)	$79,610
3,800	Greystar Resources Ltd.(b)	26,502
4,000	GSI Group, Inc.(b)	43,200
5,900	Hanfeng Evergreen, Inc.(b)	74,994
1,900	Heritage Oil Corp.(b)	121,252
3,500	Heroux-Devtek, Inc.(b)	31,102
35,400	High River Gold Mines Ltd.(b)	97,891
4,916	Highpine Oil & Gas Ltd.(b)	61,703
5,300	Home Capital Group, Inc.	177,362
9,600	Husky Injection Molding Systems Ltd.	65,782
5,100	Hydrogenics Corp.(b)	6,789
5,600	Imperial Metals Corp.(b)	97,113
2,800	Indigo Books & Music, Inc.(b)	42,940
5,600	Innova Exploration Ltd.(b)	32,021
6,300	International Forest Products Ltd. - Class A(b)	50,551
6,300	Intertape Polymer Group, Inc.(b)	21,024
2,000	IPC US Real Estate Investment Trust	18,935
8,200	Iteration Energy Ltd.(b)	42,507
25,600	Ivanhoe Energy, Inc.(b)	49,674
13,600	Kingsway Financial Services, Inc.	247,829
5,200	Kirkland Lake Gold, Inc.(b)	64,732
10,000	Labopharm, Inc.,(b)	22,216
7,900	Laramide Resources(b)	70,351
2,600	Laurentian Bank Of Canada.	93,296
12,400	Leon’s Furniture Ltd.	156,802
17,400	Linamar Corp.	339,421
9,000	Lions Gate Entertainment Corp.(b)(c)	98,368
12,110	Lundin Mining Corp.(b)	155,972
6,700	MacDonald Dettwiler & Associates Ltd.(b)	299,578
16,400	Magellan Aerospace Corp.(b)	40,277
4,300	Mahalo Energy Ltd.(b)	13,543
4,100	Major Drilling Group International(b)	175,330
2,900	Maple Leaf Foods, Inc.	41,728
11,900	Martinrea International, Inc.(b)	178,366
1,100	Maxim Power Corp.(b)	8,507
5,600	MDS, Inc.	106,299
4,100	MEGA Brands, Inc.(b)	72,330
14,500	Mega Uranium Ltd.(b)	75,572
3,600	Melcor Developments Ltd.	85,714
3,000	MI Developments, Inc. - Class A	96,991
27,200	Miramar Mining Corp.(b)	130,289
1,500	Morguard Corp.	64,679
5,300	Morguard Real Estate Investment Trust	67,318
1,900	Mosaid Technologies, Inc.	43,332
4,900	Neurcochem, Inc.(b)	30,591
6,300	Norbord, Inc.	47,835
8,400	North American Palladium Ltd.(b)	75,197
2,400	Northbridge Financial Corp.	75,748
18,400	Northern Orion Resources, Inc.(b)	99,003
400	Northern Property Real Estate Investment Trust	8,166
28,200	Northgate Minerals Corp.(b)	90,405
6,600	NuVista Energy Ltd.(b)	79,932
13,700	Oilexco, Inc.(b)	164,508
11,100	Open Text Corp.(b)	208,723
4,100	Pacific Stratus Energy Ltd.(b)	62,837
9,000	PAN American Silver Corp.(b)	249,634
8,800	Pason Systems, Inc.	135,118
22,300	Patheon, Inc.(b)	78,807
7,700	Peru Copper, Inc.(b)	46,844
7,100	Petrobank Energy & Resources Ltd.(b)	199,330
3,300	Petrolifera Petroleum Ltd.(b)	55,773
3,700	Polaris Minerals Corp.(b)	49,146
5,600	Polymet Mining Corp.(b)	18,898
7,800	ProEx Energy Ltd.(b)	100,900
3,600	Q9 Networks, Inc.(b)	51,294
17,300	QLT, Inc.(b)	113,679
5,100	Quadra Mining Ltd.(b)	86,673
9,600	Quebecor World, Inc.	111,406
700	Quebecor, Inc. - Class B	25,197
23,200	Quest Capital Corp.	62,632
24,800	Rally Energy Corp.(b)	151,571
4,700	Real Resources, Inc.(b)	40,224
9,400	Reitman’s Canada Ltd. - Class A	213,765
2,700	Resverlogix Corp.(b)	25,689
1,900	Richelieu Hardware Ltd.	42,923
7,200	Rider Resources Ltd.(b)	44,882
3,000	Ritchie Bros. Auctioneers, Inc.	196,119
8,000	Rothmans, Inc.	158,005
11,600	Russel Metals, Inc.	328,384
5,700	Samuel Manu-Tech, Inc.	67,857
20,200	Saskatchewan Wheat Pool(b)	214,914
7,300	Savanna Energy Services Corp.(b)	123,651
13,200	Saxon Energy Services, Inc.(b)	71,642
21,900	SEMAFO, Inc.(b)	36,541
11,200	ShawCor Ltd.	330,394
28,700	Sherritt International Corp.	437,979

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2007
(Unaudited)

Shares		Value#
CANADA (continued)
13,300	Shore Gold, Inc.(b)	$59,344
2,800	Sierra Wireless(b)	63,491
5,300	Silver Standard Resources, Inc.(b)	183,026
5,400	Silvercorp Metals, Inc.(b)	107,312
20,900	Sino-Forest Corp.(b)	331,289
4,100	Skye Resources, Inc.(b)	61,300
4,800	St. Lawrence Cement Group, Inc. - Class A	195,726
6,400	Stantec, Inc.(b)	206,914
300	Stella-Jones, Inc.	12,660
5,200	Storm Exploration, Inc.(b)	37,045
9,200	SunOpta, Inc.(b)	103,918
7,000	Suramina Resources, Inc.(b)	7,546
4,900	Synenco Energy, Inc. - Class A(b)	68,714
2,100	Systems Xcellence, Inc.(b)	59,449
18,080	Tahera Diamond Corp.(b)	9,321
7,200	Tanzanian Royalty Exploration Corp.(b)	35,636
17,500	Taseko Mines Ltd.(b)	83,497
2,400	Teknion Corp.(b)	5,242
4,600	Tesco Corp.(b)	155,231
3,700	Theratechnologies, Inc.(b)	35,342
14,000	Thompson Creek Metals Co., Inc.(b)	272,966
7,300	Timminco Ltd.(b)	41,057
14,000	TLC Vision Corp.(b)	61,417
5,600	Toromont Industries Ltd.	133,648
1,400	Transat A.T., Inc. - Class A	41,404
3,600	Transat A.T., Inc. - Class B	105,422
9,000	Transcontinental, Inc. - Class A	170,332
5,600	Transglobe Energy Corp.(b)	25,197
4,000	Trican Well Service Ltd.	75,403
2,800	Tundra Semiconductor Corp.(b)	28,556
5,700	TVA Group, Inc. - Class B	87,466
23,500	Uex Corp.(b)	144,507
4,200	Uni-Select, Inc.	121,654
4,600	Uranium One, Inc.(b)	53,339
7,000	Uranium Participation Corp.(b)	79,724
2,500	Van Houtte, Inc.(c)	58,540
1,650	Vasogen, Inc.(b)	4,068
800	Vector Aerospace Corp.(b)	4,649
4,700	Vernenex Energy, Inc.(b)	70,932
1,260	Vero Energy, Inc.(b)	7,287
3,000	Virginia Mines, Inc.(b)	16,789
2,100	Vitran Corp., Inc.(b)	41,752
400	Wescast Industries, Inc. - Class A	5,999
3,100	West Fraser Timber Co. Ltd.	110,860
17,600	Westaim Corp.(b)	10,559
10,800	Western Copper Corp.(b)	17,818
4,900	Western Financial Group, Inc.	26,594
6,300	Westjet Airlines Ltd.(b)	91,535
8,800	Wi-Lan, Inc.(b)	35,883
4,600	Winpak Ltd.	33,375
600	Xantrex Technology, Inc.(b)	6,654
19,200	Zarlink Semiconductor, Inc.(b)	28,796

		23,234,349

CHILE — 0.3%
164,971	Banmedica SA	221,416
49,991	Cementos BIO BIO SA	151,444
12,790	Cia de Consumidores de Gas de Santiago SA	66,335
42,000	Cia Sudamericana de Vapores SA(b)	89,387
49,225,119	CorpBanca SA	306,743
17,867	Cristalerias de Chile SA	244,941
792,236	Empresas Iansa SA	85,444
37,174	Farmacias Ahumada SA	176,408
200,535	Industrias Forestales SA	64,788
1,454,475	Madeco SA(b)	209,435
186,759	Parque Arauco SA	250,659
179,728	Vina Concha y Toro SA	433,821
7,792,205	Vina San Pedro SA(b)	91,884

		2,392,705

DENMARK — 0.4%
1,875	ALK-Abello A/S	387,187
1,300	Alm. Brand A/S(b)	81,982
1,600	Amagerbanken A/S	104,517
2,400	Auriga Industries - Class B	80,887
2,250	Bang & Olufsen A/S - Class B	260,906
1,100	Biomar Holding A/S	59,724
2,200	Dalhoff Larsen & Horneman A/S - Class B	45,623
950	Dfds A/S	128,068
250	DiBa Bank A/S	21,815
2,350	East Asiatic Co. Ltd. A/S	135,822
220	Fionia Bank A/S.	66,704
4,162	Forstaedernes Bank A/S	173,561
1,000	IC Companys A/S	56,039
1,275	NeuroSearch A/S(b)	64,073
4,800	NKT Holding A/S	510,394
25	Norresundby Bank A/S	17,396
200	Parken Sport & Entertainment A/S(b)	61,671
980	Ringkjoebing Landbobank A/S	190,805
720	Roskilde Bank	75,186
1,125	Royal UNIBREW A/S	151,743
350	Sanistal A/S - Class B	63,374
1,000	Schouw & Co.	97,747
700	SimCorp A/S	152,470

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2007
(Unaudited)

Shares		Value#
DENMARK (continued)
2,600	Sjaelso Gruppen	$97,747
7,970	Spar Nord Bank A/S	198,915
325	Sparbank	25,081
100	Sparekassen Faaborg A/S	46,007
4,000	TK Development(b)	97,960
7,000	TopoTarget A/S(b)	33,889
500	Vestjysk Bank A/S	31,890

		3,519,183

FINLAND — 0.7%
8,600	Alma Media	134,542
22,250	Amer Sports Oyj - Class A	543,422
1,400	Bank of Aland Plc - Class B	51,364
4,700	Cramo Oyj - Class B	223,007
2,150	Elcoteq SE	18,124
10,700	Elektrobit Corp.	27,263
12,200	Finnair Oyj	209,105
5,400	Finnlines Oyj	117,525
9,150	Fiskars Oyj Abp - Class A	174,282
11,650	F-Secure Oyj	39,741
2,100	HKScan Oyj	55,955
14,150	Huhtamaki Oyj	211,316
5,400	Kemira GrowHow Oyj	87,425
9,800	Kemira Oyj	211,668
12,000	Konecranes Oyj	485,685
3,265	Kyro Oyj Abp	17,509
5,400	Lassila & Tikanoja Oyj	164,330
1,850	Lemminkainen Oyj	133,089
27,500	M-real Oyj - Class B	173,757
10,440	Nokian Renkaat Oyj	344,095
14,900	OKO Bank Plc - Class A	259,021
1,850	Olvi Oyj - Class A	67,325
3,253	Orion Oyj - Class A	84,651
6,933	Orion Oyj - Class B	181,585
2,800	Perlos Oyj(b)	16,136
2,400	PKC Group Oyj	36,357
1,080	Ponsse Oyj	27,228
7,300	Poyry Oyj	171,241
20,000	Raisio Plc - Class V	60,698
6,800	Rapala VMC Oyj	55,713
11,400	Sponda Oyj	160,425
1,500	Stockman Oyj Abp - Class A	69,672
5,315	Stockman Oyj Abp - Class B	245,331
3,563	Tietoenator Oyj	86,624
17,900	Uponor Oyj	652,650
1,200	Vacon Plc	50,510
1,000	Vaisala Oyj - Class A	53,219
16,100	YIT Oyj	506,301

		6,207,891

FRANCE — 1.6%
8,644	Acanthe Developpement SA	38,883
902	Ales Groupe	25,199
3,474	Alten(b)	128,858
19,560	Altran Technologies SA(b)	169,394
3,839	April Group	221,879
1,781	Assystem	36,073
1,591	Audika	57,539
923	Bacou Dalloz	134,429
7,010	Beneteau SA	188,114
1,514	BioMerieux	137,588
300	Boiron SA	9,222
629	Bonduelle SCA	76,716
1,360	Bongrain SA	169,930
9,779	Bourbon SA	634,347
7	Bull SA(b)	5
10,949	Bull SA(b)	86,670
2,130	Business Objects SA(b)	97,304
17,208	Canal Plus	179,710
2,116	Carbone Lorraine	164,291
4,445	CBo Territoria	29,526
489	Cegedim SA	60,874
1,047	Cegid Group	63,716
1,206	Clarins	97,167
3,425	Club Mediterranee SA(b)	245,113
2,331	Compagnie Plastic-Omnium SA	125,359
1,082	Damartex SA	39,705
678	Delachaux SA	59,259
12,314	Derichebourg(b)	115,063
845	Electricite de Strasbourg	187,035
347	Esso Ste Anonyme Francaise	112,133
1,280	Etam Developpement SA	98,119
279,888	Euro Disney SCA(b)	34,464
613	Exel Industries SA - Class A	83,769
1,883	Faurecia(b)	155,400
2,688	Fimalac	223,050
839	Fleury Michon SA	66,170
325	Geodis	71,766
6,915	GFI Informatique	83,319
1,254	GL Events	80,707
899	Groupe Crit	46,936
3,507	Groupe Steria SCA	204,469
251	Guerbet	51,185
1,184	Guyenne et Gascogne SA	212,088
3,678	Haulotte Group	149,576
49,971	Havas SA	275,823
2,150	IMS-International Metal Service	98,753
2,604	Ingenico	71,239
2,016	IPSOS	70,488
2,612	Kaufman & Broad SA	205,126
863	Laurent-Perrier	141,925
346	LISI	41,560
629	Maisons France Confort	56,528
3,415	Manitou BF SA	206,236
873	Manutan (Societe)	71,332
4,555	Nexans SA	798,623
1,436	Nexity	107,196
463	Norbert Dentressangle	48,466
4,755	Oberthur Card Systems SA	36,094
254	Orco Property Group	36,001

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2007
(Unaudited)

Shares		Value#
FRANCE (continued)
6,698	Orpea(b)	$368,100
666	Petit Forestier	84,674
1,266	Pierre & Vacances	185,966
485	Radiall	70,200
4,762	Rallye SA	312,874
790	Remy Cointreau SA(b)	57,489
9,065	Rhodia SA(b)	403,660
1,356	Rodriguez Group(b)	70,994
1,604	Rubis	142,133
1,400	Saft Groupe SA	60,953
15,650	SCOR SE	400,519
1,333	SEB SA	243,503
2,300	Sechilienne-Sidec	167,852
7,954	Silicon-On-Insulator Technologies (SOITEC)(b)	137,863
3,383	Societe BIC SA	244,275
56	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	53,863
2,776	Societe Immobiliere de Location pour l’Industrie et le Commerce	447,711
540	Somfy SA	178,515
811	Sopra Group SA	72,137
573	Spir Communication	70,037
1,360	Stallergenes	111,783
857	Ste Industrielle d’Aviation Latecoere SA	26,744
1,316	STEF-TFE	93,583
62	Sucriere de Pithiviers- Le-Vieil	52,715
1,305	Synergie SA	52,246
6,662	Teleperformance	269,764
2,672	Theolia SA(b)	79,770
750	Toupargel Groupe	37,601
2,088	Trigano SA	88,212
8,342	UBISOFT Entertainment(b)	543,384
886	Union Financiere de France BQE SA	56,432
976	Valeo SA	50,039
7,341	Viel et Compagnie	51,306
402	Vilmorin & Cie	50,413
1,248	Virbac SA	106,943
127	VM Materiaux SA	14,431
2,360	Zodiac SA	167,349

		13,143,542

GERMANY — 1.5%
5,932	Aareal Bank AG	279,794
2,064	Adlink Internet Media AG(b)	42,186
4,077	ADVA AG Optical Networking(b)	39,965
11,559	Aixtron AG(b)	100,477
5,132	AWD Holding AG	198,905
6,102	Baader Wertpapierhan- delsbank AG	35,880
1,916	Balda AG(b)	22,778
3,334	Bechtle AG	126,614
8,045	Bilfinger Berger AG	686,487
1,034	Biotest AG	49,365
780	Boewe Systec AG	44,172
2,684	CENTROTEC Sustainable AG(b)	57,388
1,017	Cewe Color Holding AG	47,413
3,193	ComBOTS AG(b)	46,123
8,271	Comdirect Bank AG	110,604
2,300	Conergy AG	183,874
934	CTS Eventim AG	37,421
4,009	Curanum AG	37,075
6,258	DAB Bank AG	58,022
2,709	Deutsche Euroshop AG	184,177
1,200	Deutsche Wohnen AG	48,830
11,195	Deutz AG(b)	143,337
7,612	Douglas Holdings AG	474,767
1,775	Duerr AG(b)	72,892
440	DVB Bank AG	160,132
6,000	EM.Sport Media AG(b)	38,983
13,153	Epcos AG	264,856
1,290	Escada AG(b)	53,270
1,198	Euwax AG	76,641
10,166	Evotec AG(b)	40,558
3,542	Fielmann AG	208,338
14,237	Freenet AG	340,873
1,320	Fuchs Petrolub AG	125,828
2,507	Gerry Weber International AG	77,980
2,948	GFK AG	151,963
3,263	GPC Biotech AG(b)	45,195
711	Grenkeleasing AG	30,209
1,410	Hawesko Holding AG	48,521
1,384	Indus Holding AG	52,610
834	Interseroh AG zur Verwertung von Sekundaerrohstoffen	60,903
9,419	Jenoptik AG(b)	99,914
9,805	Kontron AG	206,796
1,372	Krones AG	325,000
210	KSB AG	171,996
7,388	KUKA AG(b)	264,593
1,410	KWS Saat AG	235,672
5,406	Leoni AG	265,017
4,552	Medion AG(b)	81,191
900	Morphosys AG(b)	50,209
4,200	MTU Aero Engines Holding AG	283,400
120	Muehlbauer Holding AG & Co KGaA	4,413
3,842	MVV Energie AG	155,588
1,551	Nemetschek AG	49,077
6,988	Norddeutsche Affinerie AG	302,372

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2007
(Unaudited)

Shares		Value#
GERMANY (continued)
350	Oldenburgische Landesbank AG	$26,575
1,199	Pfeiffer Vacuum Technology AG	118,734
3,942	Pfleiderer AG	105,400
5,400	Premiere AG(b)	136,808
8,596	QSC AG(b)	51,168
932	Rational AG	186,488
746	REpower Systems AG(b)	135,081
4,181	Rheinmetall AG	371,094
13,298	Rhoen Klinikum AG	379,754
475	Sartorius AG	29,673
1,302	Schlott Gruppe AG	36,422
14,249	SGL Carbon AG(b)	724,618
5,128	Singulus Technologies(b)	62,598
1,556	Sixt AG	81,148
5,314	Software AG	531,586
1,149	Solon AG Fuer Solartechnik(b)	69,534
9,857	Stada Arzneimittel AG	638,642
904	STINAG Stuttgart Invest AG	42,235
530	STRABAG AG	200,552
4,152	Takkt AG	78,109
4,973	Techem AG	325,955
31,712	United Internet AG	568,945
2,439	Vivacon AG	84,228
1,861	Vossloh AG	222,395
1,200	Wincor Nixdorf AG	106,232
6,982	Wirecard AG(b)	101,181
2,027	Wuerttembergische Lebensversicherung AG - Class D(b)	100,766

		12,916,565

GREECE — 0.5%
11,258	Aspis Bank SA	53,539
8,200	Athens Medical Center SA	63,188
11,160	Attica Holdings SA	82,823
2,660	Babis Vovos International Construction SA(b)	84,208
6,750	Bank of Attica(b)	36,006
2,620	Bank of Greece	332,238
10,660	Blue Star Maritime SA	55,516
1,850	C. Rokas SA	54,163
10,995	Diagnostic & Therapeutic Center of Athens Hygeia SA(b)	73,334
7,500	Ethniki General Insurance Co.(b)	53,152
4,480	Forthnet SA(b)	63,049
4,720	Fourlis Holdings SA	148,283
2,870	Frigoglass SA	86,384
9,670	GEK Group of Cos. SA	176,757
6,280	Geniki Bank(b)	58,556
9,780	Halcor SA	63,591
2,570	Hellenic Duty Free Shops SA	47,671
28,277	Hellenic Technodomiki Tev SA	382,045
6,140	Heracles General Cement Co.	145,209
4,630	Iaso SA	78,564
20,300	Intracom Holdings SA	127,898
6,280	J&P-Avax SA	66,221
3,450	Lampsa Hotel Co.	79,631
8,280	M.J. Maillis SA	32,495
5,160	Metka SA	109,477
10,180	Michaniki SA	98,220
11,600	Minoan Lines Shipping SA(b)	96,947
12,165	Motor Oil Hellas Corinth Refineries SA	302,440
3,920	Mytilineos Holdings SA	211,976
2,580	Neochimiki LV Lavrentiadis SA	72,466
11,720	Regency Entertainment SA(b)	216,329
5,750	Sarantis SA	80,239
28,838	Technical Olympic SA(b)	75,860
3,530	Terna SA	66,790
27,740	Viohalco	436,284
5,346	Vivartia SA(b)	179,350

		4,390,899

HONG KONG — 1.2%
96,000	Alco Holdings Ltd.	59,781
30,000	Allied Group Ltd.	116,039
48,000	Allied Properties HK Ltd.	97,475
56,000	AMVIG Holdings Ltd.	75,362
142,000	Asia Financial Holdings Ltd.	82,204
34,000	Asia Satellite Telecommunications Holdings Ltd.	73,842
1,173,021	Asia Standard International Group Ltd.	46,614
36,000	Associated International Hotels Ltd.(b)	55,037
64,000	Cafe de Coral Holdings Ltd.	121,455
250,000	Champion Technology Holdings Ltd.	58,354
180,000	Chaoda Modern Agriculture (Holdings) Ltd.	133,957
70,000	Chen Hsong Holdings Ltd.	61,345
36,000	Chevalier International Holdings Ltd.	43,050
150,000	Chia Tai Enterprises International Ltd.(b)	8,529
130,000	China Electronics Corp. Holdings Co. Ltd.	68,762
174,000	China Foods Ltd.	114,698
228,000	China Gas Holdings Ltd.	83,510
63,000	China Green Holdings Ltd.	55,775

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2007
(Unaudited)

Shares		Value#
HONG KONG (continued)
154,000	China Insurance International Holdings Co. Ltd.(b)	$370,858
106,000	China Metal International Holdings, Inc.	46,795
210,000	China Mining Resources Group Ltd.(b)	42,301
194,000	China Oriental Group Co. Ltd.	92,695
190,000	China Pharmaceutical Group Ltd.(b)	68,718
267,000	China Power International Development Ltd.	140,160
202,000	China Rare Earth Holdings Ltd.	60,687
348,000	China Resources Logic Ltd.	52,707
210,000	China Seven Star Shopping Ltd.(b)	21,473
54,000	China Shineway Pharmaceutical Group Ltd.	38,806
480,000	China Solar Energy Holdings Ltd.(b)	43,154
500,000	China Timber Resources Group Ltd.(b)	25,555
51,000	Chong Hing Bank Ltd.	124,734
52,000	Chow Sang Sang Holdings International Ltd.	59,404
350,000	Citic 21CN Co. Ltd.(b)	47,011
580,000	Citic Resources Holdings Ltd.(b)	415,916
48,000	Clear Media Ltd.(b)	48,807
286,000	Coastal Greenland Ltd.	55,710
94,000	Comba Telecom Systems Holdings Ltd.	38,086
120,000	Cosco International Holdings Ltd.	86,063
60,000	Coslight Technology International Group Ltd.	35,705
44,000	Cross-Harbour Holdings Ltd.	49,666
33,550	Dickson Concepts International Ltd.	37,585
121,000	Digital China Holdings Ltd.	57,581
151,000	DVN Holdings Ltd.(b)	39,795
195,000	Easyknit Enterprises Holdings Ltd.(b)	19,352
168,234	EganaGoldpfeil Holdings Ltd.	59,533
32,400	Emperor Capital Group Ltd.(b)	4,595
162,000	Emperor International Holdings Ltd.	51,643
121,000	Enerchina Holdings Ltd.(b)	8,688
60,000	eSun Holdings Ltd.(b)	42,911
218,664	Far East Consortium International Ltd.	105,145
54,000	Fong’s Industries Co. Ltd.	39,887
118,000	Fountain Set (Holdings) Ltd.	49,290
39,000	FU JI Food & Catering Services Holdings Ltd.	111,248
98,000	Fubon Bank Hong Kong Ltd.	58,430
152,000	Fushan International Energy Group Ltd.(b)	69,445
490,000	Geely Automobile Holdings Ltd.	83,870
285,000	Genesis Energy Holdings Ltd.(b)	21,121
170,000	Giordano International Ltd.	74,312
184,000	Global Bio-Chem Technology Group Co. Ltd.	88,949
116,000	Glorious Sun Enterprises Ltd.	57,814
44,000	Grande Holdings Ltd.	20,145
120,000	GZI Transportation Ltd.	76,596
40,000	Harbour Centre Development Ltd.	73,032
66,000	Hi Sun Technology (China) Ltd.(b)	22,432
159,600	HKR International Ltd.	122,047
56,000	Hong Kong Ferry (Holdings) Co. Ltd.	59,412
8,000	Hua Han Bio-Pharmaceutical Holdings Ltd.	3,170
59,631	Hung Hing Printing Group Ltd.	35,509
450,000	Hutchison Harbour Ring Ltd.	34,714
135,000	I-CABLE Communications Ltd.	28,375
23,000	Integrated Distribution Services Group Ltd.	70,905
263,579	K Wah International Holdings Ltd.	112,583
234,666	Kingway Brewery Holdings Ltd.	91,710
99,000	Kowloon Development Co. Ltd.	217,430
1,072,000	Lai Sun Development Co. Ltd.(b)	40,386
43,000	Li Ning Co. Ltd.	101,908
46,000	Liu Chong Hing Investment Ltd.	74,092
20,000	Luks Group (Vietnam Holdings) Co. Ltd.	27,855
62,000	Lung Kee (Bermuda) Holdings Ltd.	32,971
98,000	Midland Holdings Ltd.	72,262
440,000	Mingyuan Medicare Development Co. Ltd.	88,252
108,000	Minmetals Resources Ltd.(b)	64,971

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2007
(Unaudited)

Shares		Value#
HONG KONG (continued)
67,000	Miramar Hotel & Investment Co. Ltd.	$114,413
3,671,148	Nan Hai Corp. Ltd.(b)	109,928
280,000	Natural Beauty Bio-Technology Ltd.	62,610
420,000	Neo-China Group Holdings Ltd.	112,007
162,000	Next Media Ltd.	52,427
116,000	Norstar Founders Group Ltd.	48,309
242,000	Oriental Press Group Ltd.	45,910
300,000	Pacific Andes International Holdings Ltd.	104,638
69,000	Pacific Basin Shipping Ltd.	100,825
275,000	Pacific Century Premium Developments Ltd.	89,930
150,000	Peace Mark Holdings Ltd.	233,356
200,000	Pico Far East Holdings Ltd.	60,665
198,000	Playmates Holdings Ltd.	28,664
25,000	Ports Design Ltd.	59,825
192,000	Prime Success International Group Ltd.	159,230
80,000	Public Financial Holdings Ltd.	58,808
130,081	PYI Corp. Ltd.	56,836
1,222,000	Regal Hotels International Holdings Ltd.	100,416
56,000	Road King Infrastructure Ltd.	118,131
88,000	SA SA International Holdings Ltd.	31,956
200,000	SCMP Group Ltd.	75,047
26,000	SEA Holdings Ltd.	24,086
1,177,500	Shenzen International Holdings Ltd.	138,385
538,000	Shougang Concord International Enterprises Co. Ltd.	171,452
34,000	Shui On Construction & Materials Ltd.	112,948
200,000	Silver Grant International. Ltd.	55,652
236,000	Sino Biopharmaceutical Ltd.	62,324
2,330,000	Sino-I Technology Ltd.(b)	55,751
272,250	Sinolink Worldwide Holdings Ltd.	75,830
118,000	Sinopec Kantons Holdings Ltd.	38,332
436,000	Skyworth Digital Holdings Ltd.	63,175
43,500	SmarTone Telecommunications Holding Ltd.	48,222
195,485	SRE Group Ltd.	81,938
91,000	Sun Hung Kai & Co. Ltd.	142,106
120,000	Tack Fat Group International Ltd.	23,153
82,000	TAI Cheung Holdings Ltd.	61,502
69,000	Tan Chong International Ltd.	25,202
50,000	TCC International Holdings Ltd.(b)	61,601
434,998	TCL Multimedia Technology Holdings Ltd.(b)	32,873
132,000	Texwinca Holdings Ltd.	114,145
134,000	Tian An China Investment Co. Ltd.	132,838
106,000	Tianjin Development Holdings Ltd.	124,040
420,000	Titan Petrochemicals Group Ltd.(b)	39,675
132,000	Top Form International Ltd.	22,511
50,000	Truly International Holdings Ltd.	87,373
100,000	Upbest Group Ltd.	19,383
45,000	Varitronix International Ltd.	29,598
116,000	Victory City Holdings Ltd.	44,092
136,000	Vitasoy International Holdings Ltd.	61,842
190,000	Vongroup Ltd.(b)	27,094
29,000	Vtech Holdings Ltd.	256,959
70,000	Wai Kee Holdings Ltd.	35,247
29,000	Wing On Co. International Ltd.	48,258

		10,014,269

HUNGARY — 0.1%
1,508	Danubius Hotel & Spa Plc(b)	82,789
635	Egis Plc	79,956
15,083	Fotex Plc(b)	79,475
5,176	Tiszai Vegyi Kombinat NyRt	219,361

		461,581

INDONESIA — 0.4%
314,500	Apexindo Pratama Duta PT	76,528
4,550,000	Bakrie & Brothers Tbk PT(b)	147,442
1,594,500	Bank Niaga Tbk PT	158,592
3,011,250	Bank Pan Indonesia Tbk PT(b)	235,225
857,000	Berlian Laju Tanker Tbk PT	173,068
631,800	Bhakti Investama Tbk PT(b)	81,785
479,000	Ciputra Surya Tbk PT(b)	60,572
175,500	Citra Marga Nusaphala Persada Tbk PT	54,528
700,000	Davomas Abadi Tbk PT(b)	20,163
1,552,000	Energi Mega Persada Tbk PT(b)	158,949
1,307,500	Global Mediacom Tbk PT	158,033
1,339,000	Holcim Indonesia Tbk PT(b)	143,666

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2007
(Unaudited)

Shares		Value#
INDONESIA (continued)
1,738,500	Indofood Sukses Makmur Tbk PT	$369,724
1,219,500	Kalbe Farma Tbk PT	193,658
1,978,000	Kawasan Industri Jababeka Tbk PT(b)	55,909
867,000	Lippo Karawaci Tbk PT	164,140
1,284,300	Matahari Putra Prima Tbk PT	106,834
130,000	Medco Energi Internasional Tbk PT	59,022
2,072,500	Panin Life Tbk PT(b)	45,030
1,254,500	Ramayana Lestari Sentosa Tbk PT	131,264
125,500	Sinar Mas Agro Resources & Technology Tbk PT	55,617
180,500	Sumalindo Lestari Jaya Tbk PT(b)	88,512
448,000	Summarecon Agung Tbk PT	73,301
1,025,000	Tempo Scan Pacific Tbk PT	96,099
28,500	Timah Tbk PT	42,266

		2,949,927

IRELAND — 0.4%
19,916	DCC Plc	585,139
40,375	Dragon Oil Plc(b)	184,325
6,927	FBD Holdings Plc	251,418
78,374	Fyffes Plc	85,926
52,546	Glanbia Plc	280,739
40,306	Greencore Group Plc	273,895
25,432	Iaws Group Plc.	532,002
6,355	Irish Continental Group Plc(b)	206,345
126,231	Kenmare Resources Plc(b)	157,716
32,800	McInerney Holdings Plc	99,849
9,316	Paddy Power Plc	298,443
13,296	Readymix Plc	40,463
78,374	Total Produce Plc(b)	78,399
48,645	United Drug Plc	259,349
679,800	Waterford Wedgewood Plc(b)	33,682

		3,367,690

ISRAEL — 0.3%
24,123	Aloni Hetz Properties & Investments Ltd.	107,727
14,254	Alvarion Ltd.(b)	145,507
11,336	AudioCodes Ltd.(b)	64,063
6,387	Azorim-Investment Development & Construction Co. Ltd.	71,447
3,843	Blue Square Chain Investments & Properties Ltd.	49,509
6,797	Blue Square-Israel Ltd.	101,040
26,704	Clal Industries & Investments	147,822
3,693	Danya Cebus Ltd.	51,502
13,567	Delek Automotive Systems Ltd.	146,585
10,104	Direct Insurance Financial Investments Ltd.(b)	44,772
5,168	Elbit Medical Imaging Ltd.	221,504
686	Electra (Israel) Ltd.(b)	120,538
4,847	Elron Electronic Industries Ltd.(b)	60,258
1,541	FMS Enterprises Migun Ltd.	48,216
14,655	Frutarom	117,464
3,086	Hot Telecommunication System(b)	28,196
51,102	Housing & Construction Holdings Ltd.(b)	96,774
36,596	Industrial Buildings Corp.	86,403
5,109	Israel Petrochemical Enterprises Ltd.(b)	61,620
5,206	Ituran Location & Control Ltd.	68,103
2,244	Koor Industries Ltd.(b)	146,761
17,080	Ormat Industries Ltd.	210,606
833	Property & Building Corp. Ltd.	124,649
5,150	RADVision Ltd.(b)	89,528
7,800	Retalix Ltd.(b)	148,056
6,910	Scailex Corp. Ltd.(b)	61,532
30,677	Super-Sol Ltd.(b)	118,777
8,297	Union Bank of Israel	37,885

		2,776,844

ITALY — 1.0%
1,980	ACEA SpA	36,356
4,493	Acegas-APS SpA	47,938
4,777	Actelios SpA	54,625
18,355	Aedes SpA	124,519
20,522	Amplifon SpA	184,187
4,096	Arnoldo Mondadori Editore SpA	38,180
11,747	Astaldi SpA	101,423
19,000	Azimut Holding SpA	313,808
47,864	Banca Finnat Euramerica SpA	61,214
13,083	Banca Intermobiliare SpA	132,874
6,895	Banca Popolare dell’Etruria e del Lazio	133,499
16,395	Banca Profilo SpA	49,830
10,603	Banco di Desio e della Brianza SpA	115,767
11,767	Benetton Group SpA	194,869
2,727	Biesse SpA	81,101
868	Bonifica Ferraresi e Imprese Agricole SpA	45,043
6,562	Brembo SpA	94,717
10,024	Caltagirone Editore SpA	80,560
9,159	Caltagirone SpA	99,354

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2007
(Unaudited)

Shares		Value#
ITALY (continued)
7,938	Carraro SpA	$87,698
15,854	Cementir SpA	213,965
77,904	Compagnie Industriali Riunite SpA	299,284
11,238	Credito Artigiano SpA	64,260
1,743	Credito Bergamasco SpA	80,855
10,587	Cremonini SpA	34,452
4,901	Danieli & Co. SpA	161,221
4,614	Davide Campari-Milano SpA	49,287
11,715	De’Longhi SpA	73,817
1,000	Digital Multimedia Technologies SpA(b)	87,029
1,422	ERG SpA	33,710
3,739	ERGO Previdenza SpA	23,054
4,260	Esprinet SpA	81,039
2,543	Fiera Milano SpA	25,603
55,550	Gemina SpA	218,842
12,205	Gewiss SpA	102,547
2,618	GranitiFiandre SpA	35,427
34,089	Gruppo Editoriale L’Espresso SpA	180,089
176,888	Immobiliare Lombarda SpA(b)	49,062
45,336	IMMSI SpA	127,044
29,000	Impregilo SpA(b)	230,753
6,730	Indesit Co. SpA	147,722
3,035	Industria Macchine Automatiche SpA	69,582
6,000	Interpump Group SpA	61,663
67,845	Iride SpA	250,074
28,300	Juventus Football Club SpA(b)	53,640
19,815	KME Group(b)	57,599
3,165	Mariella Burani SpA	107,142
5,000	MARR SpA	54,432
10,871	Marzotto SpA	59,211
6,000	Meliorbanca SpA	30,177
8,988	Navigazione Montanari SpA	49,308
5,000	Panariagroup Industrie Ceramiche SpA	49,640
4,609	Permasteelisa SpA	143,584
20,492	Piccolo Credito Valtellinese Scarl	292,284
45,883	Premafin Finanziaria SpA	144,293
15,524	Premuda SpA	34,532
521	RDM Realty SpA(b)	2,649
21,864	Recordati SpA	174,837
18,894	Risanamento SpA(b)	130,295
1,433	Sabaf SpA	55,992
1,068	SAES Getters SpA	40,458
1,000	SAVE SpA	37,861
41,186	Societa Partecipazioni Finanziarie SpA(b)	33,038
3,079	Socotherm SpA	45,089
10,367	Sogefi SpA	94,938
12,888	SOL SpA	100,310
45,647	Sorin SpA(b)	114,222
8,578	Stefanel SpA(b)	37,337
333,382	Telecom Italia Media SpA(b)	118,440
60,560	Tiscali SpA(b)	183,326
2,530	Tod’s SpA	231,034
4,797	Trevi Finanziaria SpA	89,746
10,871	Valentino Fashion Group SpA	513,795
5,718	Vianini Lavori SpA	105,859
3,570	Vittoria Assicurazioni SpA	68,371

		8,031,382

JAPAN — 7.3%
5,200	ABILIT Corp.	21,119
22,000	Achilles Corp.	36,412
16,000	ADEKA Corp.	162,210
3,000	Advan Co. Ltd.	29,641
2,448	Aeon Fantasy Co. Ltd.	50,190
3,000	Ahresty Corp.	65,694
6,400	Ai Holdings Corp.	33,333
12,000	Aica Kogyo Co. Ltd.	139,623
1,100	Aichi Bank Ltd. (The)	121,681
13,200	Aichi Corp.	174,753
20,000	Aichi Machine Industry Co. Ltd.	46,849
9,000	Aida Engineering Ltd.	66,342
2,600	Aiphone Co. Ltd.	40,502
9,000	Airport Facilities Co. Ltd.	68,959
7,300	Aisan Industry Co. Ltd.	84,759
15,000	Akebono Brake Industry Co. Ltd.	105,094
35,000	Akita Bank Ltd. (The)	168,968
11,900	Allied Telesis Holdings KK(b)	6,740
4,000	Aloka Co. Ltd.	48,898
1,900	Alpha Systems, Inc.	49,806
5,800	Alpine Electronics, Inc.	90,533
3,000	Alps Logistics Co. Ltd.	39,426
11,000	Amano Corp.	147,716
14,000	Ando Corp.	26,376
8,000	Anest Iwata Corp.	46,919
24,000	Anritsu Corp.	106,775
3,200	AOC Holdings, Inc.	52,722
2,100	AOI Electronic Co. Ltd.	37,446
4,600	AOKI Holdings, Inc.	90,183
30,000	Aomori Bank Ltd. (The)	115,592
63	Arealink Co. Ltd.	32,354
4,700	Ariake Japan Co. Ltd.	91,414
6,600	Arisawa Manufacturing Co. Ltd.	67,831
2,000	Art Corp.	64,028
2,900	As One Corp.	78,077
15,000	Asahi Diamond Industrial Co. Ltd.	109,754
12,000	Asahi Organic Chemicals Industry Co. Ltd.	46,760

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2007
(Unaudited)

Shares		Value#
JAPAN (continued)
4,350	Asahi Pretec Corp.	$136,641
9,000	Asahi Soft Drinks Co. Ltd.	133,221
39,000	Asahi TEC Corp.(b)	60,813
4,000	ASKA Pharmaceutical Co. Ltd.	32,183
7,000	Asunaro Aoki Construction Co. Ltd.	45,831
41,000	Atsugi Co. Ltd.	61,801
3,600	Avex Group Holdings, Inc.	44,879
18,000	Bando Chemical Industries Ltd.	121,216
2,500	Bank of Ikeda Ltd. (The)	110,830
2,600	Bank of Iwate Ltd. (The)	148,118
2,600	Bank of Okinawa Ltd. (The)	90,594
24,000	Bank of Saga Ltd. (The)	79,400
5,000	Bank of the Ryukyus Ltd.	82,209
5,900	Belluna Co. Ltd.	69,307
11,000	Best Denki Co. Ltd.	65,242
8	BLife Investment Corp.	43,986
4,000	Bookoff Corp.	54,008
8,000	Bunka Shutter Co. Ltd.	46,938
3,600	CAC Corp.	28,936
14,000	Calpis Co. Ltd.	160,739
4,500	Canon Electronics, Inc.	130,003
7,000	Canon Finetech, Inc.	117,165
9,800	Capcom Co. Ltd.	196,816
3,500	Cawachi Ltd.	103,000
13,000	Central Finance Co. Ltd.	45,060
7,800	Century Leasing System, Inc.	102,911
8,500	Chiba Kogyo Bank Ltd. (The)(b)	121,249
7,500	Chiyoda Co. Ltd.	144,943
1,400	Chofu Seisakusho Co. Ltd.	25,583
20,000	Chori Co. Ltd.(b)	30,583
5,500	Chudenko Corp.	91,611
14,000	Chuetsu Pulp & Paper Co. Ltd.	29,689
17,000	Chugai Ro Co. Ltd.	58,985
8,000	Chugoku Marine Paints Ltd.	105,003
34,000	Chukyo Bank Ltd. (The)	100,245
9,000	Chuo Spring Co. Ltd.	38,957
13,000	CKD Corp.	139,196
5,000	Cleanup Corp.	35,821
7,000	CMK Corp.	71,900
14	Coca-Cola Central Japan Co. Ltd.	108,685
9,000	Colowide Co. Ltd.	42,533
8,000	Commuture Corp.	59,945
4,400	Corona Corp.	70,845
6,600	Cosel Co. Ltd.	99,631
73,000	Cosmo Securities Co. Ltd.	124,221
62	Cybozu, Inc.	21,084
13,000	D&M Holdings, Inc.	46,831
23,000	Dai Nippon Toryo Co. Ltd.	39,029
13,000	Daibiru Corp.	185,144
9,000	Dai-Dan Co. Ltd.	54,442
7,000	Daido Metal Co. Ltd.	51,622
7,000	Daidoh Ltd.	91,275
17,000	Daifuku Co. Ltd.	210,154
18,000	Daihen Corp.	101,155
10,000	Daiichi Jitsugyo Co. Ltd.	52,781
23,000	Daiken Corp.	77,178
2,500	Daikoku Denki Co. Ltd.	41,723
23,000	Daikyo, Inc.	100,857
5,000	Daimei Telecom Engineering Corp.	54,659
16,000	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	83,486
13,000	Daio Paper Corp.	100,191
28,000	Daisan Bank Ltd. (The)	89,035
4,464	Daiseki Co. Ltd.	105,234
13,000	Daiso Co. Ltd.	46,248
2,600	Daisyo Corp.	36,048
8,000	Daiwa Industries Ltd.	58,393
23,000	Daiwa Seiko, Inc.	45,696
15,000	Daiwabo Co. Ltd.	35,572
2,500	Daiwabo Information System Co. Ltd.	30,895
16,260	DCM Japan Holdings Co. Ltd.	143,003
17,000	Denki Kogyo Co. Ltd.	129,738
2,800	Densei-Lambda KK	32,719
4,000	Denyo Co. Ltd.	40,813
11,000	Descente Ltd.	57,313
3,150	Doshisha Co. Ltd.	45,196
2,900	Doutor Coffee Co. Ltd.	51,091
1,700	DTS Corp.	56,100
3,100	Dydo Drinco, Inc.	118,359
400	eAccess Ltd.	217,250
8,000	Eagle Industry Co. Ltd.	119,456
9	eASSET Investment Corp.	39,901
21,000	Ehime Bank Ltd. (The)	69,765
32,000	Eighteenth Bank Ltd. (The)	128,414
4,000	Eiken Chemical Co. Ltd.	35,414
2,700	Eizo Nanao Corp.	87,006
3,000	Eneserve Corp.(b)	19,461
4,300	Enplas Corp.	65,531
8,000	Epson Toyocom Corp.	62,699
4,000	ESPEC Corp.	65,241
4,000	Exedy Corp.	119,757
11,900	Fancl Corp.	171,661
22,000	FDK Corp.(b)	36,166
4,000	Foster Electric Co. Ltd.	59,592
2,900	FP Corp.	92,780
33,000	France Bed Holdings Co. Ltd.	56,793
5,300	Fuji Co. Ltd.	87,774
19,000	Fuji Kyuko Co. Ltd.	89,954
14,900	Fuji Oil Co. Ltd.	112,551
4,800	FUJI SOFT, Inc.	109,014

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2007
(Unaudited)

Shares		Value#
JAPAN (continued)
19,000	Fujibo Holdings, Inc.(b)	$30,505
3,600	Fujicco Co. Ltd.	38,218
5,000	Fujikura Kasei Co. Ltd.	51,565
13,000	Fujita Kanko, Inc.	101,843
15,000	Fujitec Co. Ltd.	100,363
5,400	Fujitsu Business Systems Ltd.	90,648
4,000	Fujitsu Devices, Inc.	70,651
3,700	Fujitsu Frontech Ltd.	33,294
18,000	Fujitsu General Ltd.(b)	60,452
23,000	Fujiya Co. Ltd.(b)	42,639
6,000	Fukuda Corp.	25,985
34,000	Fukui Bank Ltd. (The)	104,558
32,000	Fukushima Bank Ltd. (The)	34,309
24,000	Fukuyama Transporting Co. Ltd.	124,969
58,000	Furukawa Co. Ltd.	124,388
2,000	Furusato Industries Ltd.	30,782
18,000	Fuso Pharmaceutical Industries Ltd.	48,681
5,200	Futaba Corp.	109,442
53	Future Architect, Inc.	31,779
4,000	Fuyo General Lease Co. Ltd.	126,104
15,000	Gakken Co. Ltd.	41,538
6,900	Gecoss Corp.	39,619
27,000	Godo Steel Ltd.	113,249
64,000	GS Yuasa Corp.	171,695
610	Gulliver International Co. Ltd.	35,044
8,000	Gun-Ei Chemical Industry Co. Ltd.	20,243
26,000	Gunze Ltd.	141,518
2,900	H.I.S. Co. Ltd.	74,568
2,900	Hakuto Co. Ltd.	48,278
44,000	Hanwa Co. Ltd.	220,516
2,000	Happinet Corp.	27,046
3,400	Haruyama Trading Co. Ltd.	31,608
9,000	Heiwado Co. Ltd.	158,328
7,000	Hibiya Engineering Ltd.	60,923
29,000	Higashi-Nippon Bank Ltd. (The)	115,241
5,700	Hitachi Information Systems Ltd.	120,246
13,000	Hitachi Kokusai Electric, Inc.	172,288
8,000	Hitachi Medical Corp.	83,731
31,000	Hitachi Plant Technologies Ltd.	177,967
6,000	Hitachi Powdered Metals Co. Ltd.	30,341
5,400	Hitachi Software Engineering Co. Ltd.	123,887
4,000	Hitachi Systems & Services Ltd.	81,626
4,500	Hitachi Tool Engineering Ltd.	65,359
13,000	Hitachi Transport System Ltd.	145,562
94,500	Hitachi Zosen Corp.(b)	180,882
12,000	Hodogaya Chemical Co. Ltd.	35,909
1,800	Hogy Medical Co. Ltd.	87,495
6,000	Hokkaido Coca-Cola Bottling Co. Ltd.	34,747
49,000	Hokuetsu Bank Ltd. (The)	123,758
28,000	Hokuetsu Paper Mills Ltd.	146,438
12,000	Hokuriku Electric Industry Co. Ltd.	25,569
4,400	Hokuto Corp.	72,881
4,000	Horiba Ltd.	155,508
15,700	Hosiden Corp.	244,665
4,000	Hosokawa Micron Corp.	37,557
3,900	IBJ Leasing Co. Ltd.	83,410
1,000	Ichikoh Industries Ltd.	2,536
10,000	Ichiyoshi Securities Co. Ltd.	131,455
1,900	Icom, Inc.	57,832
5,000	Idec Corp.	77,823
13,000	Iino Kaiun Kaisha Ltd.	166,960
3,100	Inaba Denki Sangyo Co. Ltd.	106,948
1,600	Inaba Seisakusho Co. Ltd.	25,108
12,000	Inabata & Co. Ltd.	77,130
8,000	Inageya Co. Ltd.	60,844
9,500	Ines Corp.	69,189
3,000	Information Services International-Dentsu Ltd.	28,863
9,000	INTEC Holdings Ltd.	137,292
1,451	Invoice, Inc.	57,943
4,000	Ise Chemical Corp.	52,179
41,000	Iseki & Co. Ltd.(b)	76,275
56,000	Ishihara Sangyo Kaisha Ltd.(b)	100,999
12,800	Itochu Enex Co. Ltd.	101,128
2,300	Itochu-Shokuhin Co. Ltd.	74,278
32,000	Itoham Foods, Inc.	139,383
6,000	Itoki Corp.	43,810
10,000	Iwasaki Electric Co. Ltd.	26,358
40,000	Iwatani International Corp.	117,213
11,000	Izumiya Co. Ltd.	76,523
9,000	J Bridge Corp.(b)	5,454
2,200	Jalux, Inc.	40,799
4,000	Jamco Corp.	44,547
27,000	Janome Sewing Machine Co. Ltd.	35,503
12,000	Japan Airport Terminal Co. Ltd.	209,597
3,300	Japan Cash Machine Co. Ltd.	32,942
4,500	Japan Digital Laboratory Co. Ltd.	57,275
3,800	Japan General Estate Co. Ltd. (The)	76,260
26,000	Japan Pulp & Paper Co. Ltd.	102,207

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2007
(Unaudited)

Shares		Value#
JAPAN (continued)
21,000	Japan Radio Co. Ltd.	$78,559
7,000	Japan Transcity Corp.	35,273
8,000	Japan Vilene Co. Ltd.	50,529
12,000	Japan Wool Textile Co. Ltd. (The)	103,728
3,400	JBCC Holdings, Inc.	29,298
15,000	Jeol Ltd.	98,116
33,000	JFE Shoji Holdings, Inc.	246,519
21,000	J-Oil Mills, Inc.	68,189
5,400	Joint Corp.	147,258
10,000	Joshin Denki Co. Ltd.	67,498
5,200	JSP Corp.	64,607
23,000	Juki Corp.	199,130
2,000	Kabuki-Za Co. Ltd.	82,829
3,200	Kadokawa Group Holdings, Inc.	85,159
4,800	Kaga Electronics Co. Ltd.	83,892
16,000	Kagawa Bank Ltd. (The)	80,876
9,600	Kagome Co. Ltd.	159,956
19,000	Kaken Pharmaceutical Co. Ltd.	146,884
5,000	Kameda Seika Co. Ltd.	63,174
7,000	Kamei Corp.	44,349
14,000	Kanagawa Chuo Kotsu Co. Ltd.	63,585
15,000	Kandenko Co. Ltd.	88,198
71,000	Kanematsu Corp.(b)	126,288
12,000	Kanto Auto Works Ltd.	171,934
10,000	Kanto Denka Kogyo Co. Ltd.	51,477
7,000	Kanto Natural Gas Development Ltd.	47,397
9,600	Kanto Tsukuba Bank Ltd. (The)	74,150
8,000	Kasumi Co. Ltd.	43,751
4,000	Katakura Industries Co. Ltd.	74,136
5,000	Kato Sangyo Co. Ltd.	64,564
30,000	Kayaba Industry Co. Ltd.	151,172
8,000	Keihanshin Real Estate Co. Ltd.	48,996
12,000	Keihin Co. Ltd. (The)	24,936
6,800	Keiyo Co. Ltd.	43,797
2,000	Kentucky Fried Chicken Japan Ltd.	36,531
81,000	Kenwood Corp.	114,874
2,900	KEY Coffee, Inc.	40,529
5,000	Kibun Food Chemifa Co. Ltd.	48,643
14,000	Kinki Nippon Tourist Co. Ltd.	40,352
2,900	Kintetsu World Express, Inc.	115,191
2,600	Kisoji Co. Ltd.	45,957
7,000	Kissei Pharmaceutical Co. Ltd.	125,064
1,800	Kita-Nippon Bank Ltd. (The)	74,966
14,000	Kitz Corp.	140,701
82,000	Kiyo Holdings, Inc.	124,552
7,300	Koa Corp.	109,390
9,000	Koatsu Gas Kogyo Co. Ltd.	57,177
7,300	Koei Co. Ltd.	118,313
3,000	Kohnan Shoji Co. Ltd.	41,314
5,600	Kojima Co. Ltd.	53,389
8,000	Komatsu Seiren Co. Ltd.	40,250
3,410	Konaka Co. Ltd.	29,850
14,000	Krosaki Harima Corp.	57,662
6,240	K’s Holdings Corp.	168,634
15,000	Kumagai Gumi Co. Ltd.	30,223
47,000	Kurabo Industries Ltd.	127,619
34,000	KUREHA Corp.	172,144
17,000	Kurimoto Ltd.	59,037
4,700	Kuroda Electric Co. Ltd.	67,853
9,000	Kyoden Co. Ltd.	30,457
16,000	Kyodo Printing Co. Ltd.	55,876
6,300	Kyokuto Kaihatsu Kogyo Co. Ltd.	60,279
18,000	Kyokuyo Co. Ltd.	34,667
2,400	Kyoritsu Maintenance Co. Ltd.	54,027
12,000	Kyowa Exeo Corp.	137,002
14,000	Kyudenko Corp.	79,455
56,000	Kyushu-Shinwa Holdings, Inc.(b)	21,974
13,000	Laox Co. Ltd.(b)	20,472
8,500	Life Corp.	104,296
2,500	Macnica, Inc.	61,620
30,000	Maeda Corp.	129,785
14,000	Maeda Road Construction Co. Ltd.	126,472
2,200	Maezawa Kasei Industries Co. Ltd.	31,712
2,600	Maezawa Kyuso Industries Co. Ltd.	45,897
18,000	Makino Milling Machine Co. Ltd.	239,886
3,300	Mandom Corp.	80,810
2,900	Mars Engineering Corp.	65,153
4,900	Marubun Corp.	46,042
17,000	Marudai Food Co. Ltd.	57,029
27,000	Maruetsu, Inc. (The)(b)	122,164
50,000	Maruha Group, Inc.	89,578
14,000	Marusan Securities Co. Ltd.	147,070
1,900	Maruwa Co. Ltd.	36,196
17,000	Maruzen Co. Ltd.(b)	26,716
11,000	Maruzen Showa Unyu Co. Ltd.	39,782
6,700	Matsumotokiyoshi Co. Ltd.	149,561
8,000	Matsuya Co. Ltd.	128,510
2,800	Matsuya Foods Co. Ltd.	34,216
28,000	Matsuzakaya Holdings Co. Ltd.	225,389
8,000	Max Co. Ltd.	122,036

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2007
(Unaudited)

Shares		Value#
JAPAN (continued)
2,000	Maxvalu Tokai Co. Ltd.	$35,804
2,800	MEC Co. Ltd.	25,081
3,500	Megachips Corp.	66,257
41,000	Meidensha Corp.	131,325
5,000	Meito Sangyo Co. Ltd.	102,625
4,800	Meiwa Estate Co. Ltd.	62,931
31,000	Mercian Corp.	70,232
26,000	Michinoku Bank Ltd. (The)	83,589
10,000	Mikuni Coca-Cola Bottling Co. Ltd.	101,306
1,680	Milbon Co. Ltd.	47,577
800	Mimasu Semiconductor Industry Co. Ltd.	19,452
55,000	Minato Bank Ltd. (The)	123,014
2,200	Ministop Co. Ltd.	41,403
4,000	Misawa Homes Holdings, Inc.(b)	48,358
3,200	MISUMI Group, Inc.	54,573
13,000	Mito Securities Co. Ltd.	53,741
8,000	Mitsuba Corp.	59,967
33,000	Mitsubishi Cable Industries Ltd.	49,253
69,000	Mitsubishi Paper Mills Ltd.	141,546
6,000	Mitsubishi Pencil Co. Ltd.	82,493
18,000	Mitsubishi Steel Manufacturing Co. Ltd.	90,002
16,000	Mitsuboshi Belting Co. Ltd.	94,185
4,000	Mitsui High-Tec, Inc.	52,271
8,000	Mitsui Home Co. Ltd.	50,618
141	Mitsui Knowledge Industry Co. Ltd.	40,549
30,000	Mitsui Mining Co. Ltd.(b)	67,801
21,000	Mitsui Sugar Co. Ltd.	66,788
25,000	Mitsui-Soko Co. Ltd.	136,423
6,000	Mitsumura Printing Co. Ltd.	22,344
14,000	Mitsuuroko Co. Ltd.	93,710
6,100	Miura Co. Ltd.	191,964
2,500	Miyakoshi Corp.(b)	40,227
27,000	Miyazaki Bank Ltd. (The)	114,313
14,000	Miyoshi Oil & Fat Co. Ltd.	24,100
23,000	Mizuno Corp.	134,806
14,000	Mochida Pharmaceutical Co. Ltd.	126,452
4,700	Modec, Inc.	179,500
43,000	Morinaga & Co. Ltd.	99,090
31,000	Morinaga Milk Industry Co. Ltd.	123,146
8,000	Morita Corp.	43,192
8,000	MOS Food Services, Inc.	107,921
2,100	Moshi Moshi Hotline, Inc.	88,805
7,300	Mr Max Corp.	32,612
18,000	Nabtesco Corp.	269,208
33,000	Nachi-Fujikoshi Corp.	165,975
16,000	Nagano Bank Ltd. (The)	52,318
7,000	Nagatanien Co. Ltd.	51,397
9,000	Nakamuraya Co. Ltd.	43,205
21,000	Nakayama Steel Works Ltd.	70,783
3,900	NEC Fielding Ltd.	51,851
2,600	NEC Mobiling Ltd.	44,825
5,300	NEC Networks & System Integration Corp.	51,036
12,000	NEC Tokin Corp.(b)	47,566
43	NET One Systems Co. Ltd.	54,469
22	Netmarks, Inc.(b)	6,593
5,000	Neturen Co. Ltd.	55,836
5,000	New Japan Radio Co. Ltd.	28,818
26,000	Nice Corp.	114,011
9,000	Nichia Steel Works Ltd.	39,738
21,000	Nichias Corp.	210,797
11,500	Nichicon Corp.	180,111
2,900	Nichiha Corp.	35,564
4,000	Nichii Gakkan Co.	58,655
5,000	Nichirei Corp.	23,973
22,000	Nichiro Corp.	35,340
3,100	Nidec Copal Corp.	35,181
2,800	Nidec Tosok Corp.	19,643
10,000	Nifco, Inc.	235,026
1,000	Nihon Chouzai Co. Ltd.	19,634
3,900	Nihon Dempa Kogyo Co. Ltd.	221,390
2,200	Nihon Eslead Corp.	40,077
6,000	Nihon Inter Electronics Corp.	27,344
8,000	Nihon Kohden Corp.	140,256
10,000	Nihon Nohyaku Co. Ltd.	66,803
11,000	Nihon Parkerizing Co. Ltd.	190,643
15,000	Nihon Yamamura Glass Co. Ltd.	37,889
8,000	Nikkiso Co. Ltd.	72,227
6,000	Nippei Toyama Corp.	60,742
14,000	Nippo Corp.	118,683
28,000	Nippon Beet Sugar Manufacturing Co. Ltd.	69,462
21,000	Nippon Carbon Co. Ltd.	130,389
3,000	Nippon Ceramic Co. Ltd.	43,910
16,000	Nippon Chemical Industrial Co. Ltd.	47,212
27,000	Nippon Chemi-Con Corp.	285,443
7,000	Nippon Chemiphar Co. Ltd.	29,625
13,000	Nippon Denko Co. Ltd.	84,520
8,000	Nippon Densetsu Kogyo Co. Ltd.	58,896
22,000	Nippon Flour Mills Co. Ltd.	82,660
8,000	Nippon Gas Co. Ltd.	70,382
3,400	Nippon Kanzai Co. Ltd.	89,147
15,000	Nippon Kasei Chemical Co. Ltd.	31,932
13,000	Nippon Koei Co. Ltd.	38,277
10,000	Nippon Konpo Unyu Soko Co. Ltd.	133,448
26,000	Nippon Koshuha Steel Co. Ltd.	53,240

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2007
(Unaudited)

Shares		Value#
JAPAN (continued)
30,000	Nippon Metal Industry Co. Ltd.	$152,714
247	Nippon Parking Development Co. Ltd.	15,824
4,000	Nippon Pillar Packing Co. Ltd.	45,521
17,000	Nippon Piston Ring Co. Ltd.	36,422
2,000	Nippon Restaurant System, Inc.	58,777
18,000	Nippon Road Co. Ltd. (The)	34,086
10,000	Nippon Seiki Co. Ltd.	274,194
29,000	Nippon Sharyo Ltd.	64,108
13,000	Nippon Shinyaku Co. Ltd.	129,354
14,000	Nippon Signal Co. Ltd. (The)	89,870
31,000	Nippon Soda Co. Ltd.	140,194
18,000	Nippon Synthetic Chemical Industry Co. Ltd. (The)	90,232
16,000	Nippon Thompson Co. Ltd.	151,172
11,000	Nippon Valqua Industries Ltd.	40,134
20,000	Nippon Yakin Kogyo Co. Ltd.	232,586
10,000	Nipro Corp.	210,180
41,000	Nishimatsu Construction Co. Ltd.	141,447
11,400	Nishimatsuya Chain Co. Ltd.	185,010
8,000	Nissan Shatai Co. Ltd.	49,656
6,800	Nissei Corp.	89,951
7,900	Nissen Holdings Co. Ltd.	44,160
1,300	Nisshin Fudosan Co. Ltd.	17,269
19,000	Nisshin Oillio Group Ltd. (The)	102,786
17,000	Nissin Corp.	60,126
13,000	Nissin Electric Co. Ltd.	51,848
6,500	Nissin Kogyo Co. Ltd.	191,320
5,000	Nitta Corp.	110,523
10,000	Nittetsu Mining Co. Ltd.	85,690
55,000	Nitto Boseki Co. Ltd.	200,058
7,900	Nitto Kogyo Corp.	111,455
4,400	Nitto Kohki Co. Ltd.	98,712
6,000	Nitto Seiko Co. Ltd.	49,232
143	NIWS Co. HQ Ltd.	28,533
34,000	NOF Corp.	158,066
10,000	Nomura Co. Ltd.	59,077
28,000	Noritake Co. Ltd.	132,825
2,200	Noritsu Koki Co. Ltd.	45,825
9,000	Noritz Corp.	131,030
10,600	NSD Co. Ltd.	172,434
38,000	OAK Capital Corp.(b)	25,894
4,032	Oiles Corp.	91,678
21,000	Oita Bank Ltd. (The)	130,270
13,000	Okamoto Industries, Inc.	45,501
17,000	Okamura Corp.	147,787
2,860	Okinawa Electric Power Co. Inc. (The)	161,742
22,000	OKUMA Corp.	357,758
29,000	Okumura Corp.	154,628
7,000	Okura Industrial Co. Ltd.	21,857
7,000	Okuwa Co. Ltd.	90,261
3,700	Olympic Corp.	22,766
5,500	OMC Card, Inc.	35,467
7,000	ONO Sokki Co. Ltd.	59,578
4,000	Onoken Co. Ltd.	62,708
10,000	Organo Corp.	214,341
5,000	Origin Electric Co. Ltd.	29,602
5,500	Osaka Steel Co. Ltd.	100,515
6,000	Osaki Electric Co. Ltd.	41,961
3,600	OSG Corp.	50,607
4,600	Oyo Corp.	57,354
10,000	Pacific Industrial Co. Ltd.	50,073
17,000	PanaHome Corp.	101,492
5,600	Paramount Bed Co. Ltd.	90,799
13,000	Parco Co. Ltd.	164,738
4,100	Paris Miki, Inc.	53,181
3,400	Patlite Corp.	27,001
103,000	Penta-Ocean Construction Co. Ltd.(b)	119,372
23,000	Pentax Corp.	148,316
2,900	Pigeon Corp.	46,952
2,400	Piolax, Inc.	44,377
23,000	Press Kogyo Co. Ltd.	91,944
38,000	Prima Meat Packers Ltd.(b)	43,846
9,500	Raito Kogyo Co. Ltd.	27,132
10,000	Rasa Industries Ltd.	30,207
8,000	Renown, Inc.(b)	68,240
10,000	Resort Solution Co. Ltd.	39,804
6,192	Resorttrust, Inc.	147,885
27,000	Rhythm Watch Co. Ltd.	40,990
3,400	Ricoh Leasing Co. Ltd.	73,150
5,000	Right On Co. Ltd.	64,729
17,000	Riken Corp.	94,477
9,000	Riken Technos Corp.	30,201
2,600	Riken Vitamin Co. Ltd.	69,452
3,700	Ringer Hut Co. Ltd.	46,303
15	Risa Partners, Inc.	35,227
2,400	Rock Field Co. Ltd.	38,844
18,000	Rohto Pharmaceutical Co. Ltd.	186,749
4,600	Roland Corp.	134,930
2,200	Roland DG Corp.	109,810
6,000	Royal Holdings Co. Ltd.	75,233
28,000	Ryobi Ltd.	193,748
7,000	Ryoden Trading Co. Ltd.	54,710
7,200	Ryosan Co. Ltd.	178,642
3,300	Ryoshoku Ltd.	72,906
6,700	Ryoyo Electro Corp.	96,778
5,000	S Foods, Inc.	43,617
119,000	S Science Co. Ltd.	21,920
4,000	Sagami Chain Co. Ltd.	38,317
16,000	Sagami Railway Co. Ltd.	52,536
65,000	Saibu Gas Co. Ltd.	141,658

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2007
(Unaudited)

Shares		Value#
JAPAN (continued)
5,000	Saizeriya Co. Ltd.	$78,260
23,000	Sakai Chemical Industry Co. Ltd.	178,819
11,000	Sakata INX Corp.	59,125
9,300	Sakata Seed Corp.	114,430
14,000	San-Ai Oil Co. Ltd.	83,767
32,000	Sanden Corp.	149,165
3,400	Sanei-International Co. Ltd.	84,550
3,000	San-In Godo Bank Ltd. (The)	26,344
9,000	Sankei Building Co. Ltd. (The)	86,438
4,000	Sanken Electric Co. Ltd.	30,187
15,000	Sanki Engineering Co. Ltd.	121,621
10,000	Sankyo Seiko Co. Ltd.	44,982
60,000	Sankyo-Tateyama Holdings, Inc.	102,220
36,000	Sankyu, Inc.	179,096
6,000	Sanoh Industrial Co. Ltd.	51,330
9,400	Sanrio Co. Ltd.	113,883
6,000	Sanshin Electronics Co. Ltd.	83,276
20,000	Sanyo Chemical Industries Ltd.	132,298
9,000	Sanyo Denki Co. Ltd.	55,848
21,000	Sanyo Shokai Ltd.	178,146
19,000	Sanyo Special Steel Co. Ltd.	148,661
18,000	Sasebo Heavy Industries Co. Ltd.	99,439
5,300	Sato Corp.	95,618
3,000	Satori Electric Co. Ltd.	39,292
1,600	Secom Joshinetsu Co. Ltd.	35,813
2,500	Secom Techno Service Co. Ltd.	98,998
1,900	Seijo Corp.	40,806
5,600	Seikagaku Corp.	60,665
17,000	Seiko Holdings Corp.	152,021
10,000	Seiren Co. Ltd.	95,848
40,000	Seiyu Ltd. (The)(b)	41,994
9,000	Sekisui Jushi Corp.	74,954
19,000	Sekisui Plastics Co. Ltd.	63,147
16,000	Senko Co. Ltd.	50,448
9,000	Senshukai Co. Ltd.	118,744
5,000	Shibaura Mechatronics Corp.	32,610
13,000	Shibusawa Warehouse Co. Ltd. (The)	81,267
5,100	Shibuya Kogyo Co. Ltd.	41,736
18,000	Shikibo Ltd.	24,381
35,000	Shikoku Bank Ltd. (The)	145,269
8,000	Shikoku Chemicals Corp.	44,953
5,100	Shikoku Coca-Cola Bottling Co. Ltd.	57,318
5,300	Shima Seiki Manufacturing Ltd.	229,826
1,200	Shimizu Bank Ltd. (The)	51,652
13,000	Shindengen Electric Manufacturing Co. Ltd.	61,925
12,000	Shin-Etsu Polymer Co. Ltd.	147,097
3,800	Shinkawa Ltd.	80,789
9,000	Shin-Keisei Electric Railway Co. Ltd.	30,377
12,100	Shinki Co. Ltd.(b)	23,265
22,000	Shinko Electric Co. Ltd.	65,432
5,000	Shinko Plantech Co. Ltd.	63,605
4,000	Shinko Shoji Co. Ltd.	82,857
8,000	Shin-Kobe Electric Machinery Co. Ltd.	39,568
20,000	Shinmaywa Industries Ltd.	97,312
27,000	Shinwa Kaiun Kaisha Ltd.	243,023
15,000	Shiroki Corp.	34,236
10,000	Shizuoka Gas Co. Ltd.	50,695
4,900	Sho-Bond Corp.	47,271
18,000	Shochiku Co. Ltd.	138,444
5,000	Showa Aircraft Industry Co. Ltd.	63,267
6,400	Showa Corp.	84,003
32,000	Showa Sangyo Co. Ltd.	75,671
11,000	Sinanen Co. Ltd.	57,048
12,000	Sintokogio Ltd.	173,346
144	Sky Perfect Jsat Corp.(b)	62,479
9,000	SMK Corp.	67,279
33,000	Snow Brand Milk Products Co. Ltd.	100,382
8,000	Sodick Co. Ltd.	59,868
4,100	Sorun Corp.	28,314
2,500	SRA Holdings, Inc.	37,476
16,000	SSP Co. Ltd.	77,551
5,000	ST Corp.	60,593
1,000	St. Marc Holdings Co. Ltd.	46,976
11,000	Star Micronics Co. Ltd.	322,897
13,000	Starzen Co. Ltd.	31,205
2,000	Stella Chemifa Corp.	61,933
4,400	Sugi Pharmacy Co. Ltd.	97,669
5,300	Sumco Techxiv Corp.	366,195
3,300	Sumida Corp.	49,656
12,000	Suminoe Textile Co. Ltd.	30,944
2,700	Sumisho Computer Systems Corp.	52,802
28,000	Sumitomo Coal Mining Co. Ltd.(b)	30,037
65,000	Sumitomo Light Metal Industries Ltd.	146,489
9,200	Sumitomo Mitsui Construction Co. Ltd.(b)	19,312
7,000	Sumitomo Precision Products Co. Ltd.	37,560
8,000	Sumitomo Seika Chemicals Co. Ltd.	40,679
6,500	Sunx Ltd.	43,082
4,200	Suruga Corp.	86,156

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2007
(Unaudited)

Shares		Value#
JAPAN (continued)
31,000	SWCC Showa Holdings Co. Ltd.	$44,115
6,800	T. Hasegawa Co. Ltd.	114,099
13,000	T. RAD Co. Ltd.	80,619
5,000	Tachibana Eletech Co. Ltd.	48,999
2,200	Tachihi Enterprise Co. Ltd.	124,022
6,300	Tachi-S Co. Ltd.	56,847
23,000	Tadano Ltd.	330,300
8,000	Taihei Dengyo Kaisha Ltd.	63,848
14,000	Taihei Kogyo Co. Ltd.	93,333
3,800	Taiho Kogyo Co. Ltd.	53,816
7,000	Taikisha Ltd.	91,524
7,000	Takagi Securities Co. Ltd.	26,759
6,600	Takamatsu Corp.	88,334
2,700	Takano Co. Ltd.	27,719
23,000	Takara Standard Co. Ltd.	133,776
16,000	Takasago International Corp.	92,174
16,000	Takasago Thermal Engineering Co. Ltd.	165,041
3,000	Takigami Steel Construction Co. Ltd. (The)	13,399
11,000	Takiron Co. Ltd.	36,279
16,000	Takuma Co. Ltd.	103,090
12,000	Tamura Corp.	63,613
11,000	Tamura Taiko Holdings, Inc.	32,755
13,000	TCM Corp.	46,900
27,000	Teac Corp.(b)	27,882
4,300	Tecmo Ltd.	46,061
4,000	Teikoku Piston Ring Co. Ltd.	30,631
8,000	Teikoku Tsushin Kogyo Co. Ltd.	36,835
29,000	Tekken Corp.(b)	38,391
29	Telepark Corp.	40,568
5,800	Tenma Corp.	98,850
4,500	TIS, Inc.	101,833
5,600	TKC Corp.	98,263
35,000	Toa Corp.(b)	49,430
44,000	Toagosei Co. Ltd.	168,608
79,500	Tobishima Corp.(b)	47,050
13,000	Tobu Store Co. Ltd.	39,909
16,400	TOC Co. Ltd.	149,699
3,000	Tocalo Co. Ltd.	71,570
21,000	Tochigi Bank Ltd. (The)	133,015
21,000	Toei Co. Ltd.	134,398
16,000	Toenec Corp.	73,418
5,000	Tohcello Co. Ltd.	50,916
33,000	Toho Bank Ltd. (The)	140,887
9,000	Toho Real Estate Co. Ltd.	62,027
24,000	Toho Tenax Co. Ltd.(b)	146,990
23,000	Toho Zinc Co. Ltd.	219,206
13,000	Tohoku Bank Ltd. (The)	22,850
35,000	Tokai Carbon Co. Ltd.	382,908
13,000	Tokai Corp.	46,620
30,000	Tokai Tokyo Securities Co. Ltd.	167,447
17,000	Toko, Inc.(b)	41,392
13,000	Tokushima Bank Ltd. (The)	90,402
13,840	Tokushu Tokai Holdings Co. Ltd.(b)	35,165
15	Tokyo Electron Device Ltd.	27,775
6,000	Tokyo Energy & Systems, Inc.	55,546
14,000	Tokyo Kikai Seisakusho Ltd.	41,378
9,000	Tokyo Leasing Co. Ltd.	110,504
11,000	Tokyo Rakutenchi Co. Ltd.	47,308
21,000	Tokyo Rope Manufacturing Co. Ltd.	40,227
1,700	Tokyo Seimitsu Co. Ltd.	57,357
9,000	Tokyo Style Co. Ltd.	111,982
7,000	Tokyo Tekko Co. Ltd.	37,612
16,000	Tokyo Theaters Co. Inc.	38,883
34,000	Tokyotokeiba Co. Ltd.	88,038
2,300	Tokyu Community Corp.	67,315
12,550	Tokyu Construction Co. Ltd.	72,919
3,900	Tokyu Livable, Inc.	69,530
10,000	Tokyu Store Chain Co. Ltd.	50,337
12,000	Toli Corp.	31,585
18,000	Tomato Bank Ltd.	37,485
1,600	Tomen Electronics Corp.	23,301
15,000	Tomoku Co. Ltd.	32,069
8,436	Tomy Co. Ltd.	54,312
17,000	Tonami Transportation Co. Ltd.	46,075
12,000	Topcon Corp.	193,894
11,000	Topre Corp.	105,540
38,000	Topy Industries Ltd.	137,964
65,000	Tori Holdings Co. Ltd.	15,352
4,000	Torii Pharmaceutical Co. Ltd.	67,290
5,000	Torishima Pump Manufacturing Co. Ltd.	67,927
17,000	Toshiba Plant Systems & Services Corp.	140,890
11,000	Tosho Printing Co. Ltd.	33,399
7,000	Totetsu Kogyo Co. Ltd.	47,799
17,000	Tottori Bank Ltd. (The)	45,125
4,500	Touei Housing Corp.	56,882
36,000	Towa Bank Ltd. (The)(b)	65,392
2,000	Towa Pharmaceutical Co. Ltd.	82,515
16,000	Towa Real Estate Development Co. Ltd.	59,493
29,000	Toyama Chemical Co. Ltd.(b)	198,195
36,000	Toyo Construction Co. Ltd.(b)	33,616
7,200	Toyo Corp.	100,336
7,000	Toyo Electric Manufacturing Co. Ltd.	25,349

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2007
(Unaudited)

Shares		Value#
JAPAN (continued)
13,000	Toyo Engineering Corp.	$73,414
26,000	Toyo Ink Manufacturing Co. Ltd.	95,967
19,000	Toyo Kanetsu K K	50,344
13,000	Toyo Kohan Co. Ltd.	68,781
14,000	Toyo Securities Co. Ltd.	56,253
37,000	Toyo Tire & Rubber Co. Ltd.	176,390
4,600	Trans Cosmos, Inc.	87,189
4,800	Trusco Nakayama Corp.	93,120
37,000	Tsubakimoto Chain Co.	268,145
18,000	Tsugami Corp.	83,842
10,000	Tsukishima Kikai Co. Ltd.	100,391
1,200	Tsumura & Co.	20,661
1,300	Tsuruha Holdings, Inc.	52,335
5,000	Tsurumi Manufacturing Co. Ltd.	51,463
4,000	Tsutsumi Jewelry Co. Ltd.	99,614
15,000	Ube Material Industries Ltd.	46,765
9,000	Uchida Yoko Co. Ltd.	45,083
13,000	Uniden Corp.	102,851
3,300	Unimat Life Corp.	42,603
2,500	Union Tool Co.	116,525
94,000	Unitika Ltd.	113,670
4,000	U-Shin Ltd.	20,810
7,200	Valor Co. Ltd.	90,087
14,800	Venture Link Co. Ltd.(b)	28,761
2,800	Vital-net, Inc.	17,092
23,000	Wakachiku Construction Co. Ltd.(b)	23,933
2,000	Warabeya Nichiyo Co. Ltd.	26,163
5,500	WATAMI Co. Ltd.	80,169
7,000	Wood One Co. Ltd.	57,208
24,000	Yamagata Bank Ltd. (The)	124,631
3,100	Yamaichi Electronics Co. Ltd.	23,994
10,000	Yamazen Corp.	70,628
2,500	Yaoko Co. Ltd.	63,157
5,000	Yasuda Warehouse Co. Ltd. (The)	52,475
4,000	Yellow Hat Ltd.	29,993
20,000	Yodogawa Steel Works Ltd.	111,990
8,000	Yokohama Reito Co. Ltd.	60,666
3,700	Yokowo Co. Ltd.	34,294
5,000	Yomeishu Seizo Co. Ltd.	52,570
14,000	Yomiuri Land Co. Ltd.	70,405
7,000	Yondenko Corp.	36,465
4,500	Yonekyu Corp.	45,392
3,700	Yorozu Corp.	41,625
6,000	Yoshimoto Kogyo Co. Ltd.	90,568
27	Yoshinoya D&C Co. Ltd.	46,151
31,000	Yuasa Trading Co. Ltd.	55,975
9,000	Yuraku Real Estate Co. Ltd.	44,399
15,000	Yurtec Corp.	84,918
2,400	Yushin Precision Equipment Co. Ltd.	41,155
3,000	Yushiro Chemical Industry Co. Ltd.	51,525
6,400	Zenrin Co. Ltd.	164,628
14,300	Zensho Co. Ltd.	151,306
5,000	ZERIA Pharmaceutical Co. Ltd.	44,904
4,200	Zuken, Inc.	43,541

		61,322,341

MALAYSIA — 0.8%
30,500	Aeon Co. (M) Berhad	83,476
211,000	Affin Holdings Berhad	164,772
45,800	Amway (Malaysia) Holdings Berhad	87,262
37,000	ANN JOO Resources Berhad	40,372
122,200	Asiatic Development Berhad	215,744
85,200	Bandar Raya Developments Berhad	89,244
44,100	Batu Kawan Berhad	112,833
436,600	Berjaya Corp. Berhad(b)	57,490
94,600	Boustead Holdings Berhad	142,467
75,100	Carlsberg Brewery-Malay Berhad	105,170
53,000	Chemical Co. of Malaysia Berhad	49,596
224,500	DRB-Hicom Berhad	132,253
42,600	Esso Malaysia Berhad	34,154
18,500	Fraser & Neave Holdings Berhad	39,080
76,900	Guinness Anchor Berhad	130,170
102,700	GuocoLand Malaysia Berhad	92,337
40,000	HAP Seng Consolidated	37,434
51,500	Hong Leong Industries Berhad	69,884
30,500	Hume Industries-Malaysia Berhad	35,774
213,100	IGB Corp. Berhad	162,891
97,200	IJM Plantations Berhad	67,772
32,200	Keck Seng (Malaysia) Berhad	47,035
54,900	KFC Holdings Malaysia Berhad	100,071
162,200	KLCC Property Holdings Berhad	167,544
198,000	KNM Group Berhad	294,420
58,700	Kulim Malaysia Berhad	123,868
161,000	Kurnia Asia Berhad	47,661
77,300	Landmarks Berhard	43,637
97,400	Lingkaran Trans Kota Holdings	110,513
201,700	Lion Corp. Berhad(b)	52,467
112,000	Lion Industries Corp. Berhad	65,992
168,875	Malaysian Bulk Carriers Berhad	208,157

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2007
(Unaudited)

Shares		Value#
MALAYSIA (continued)
212,200	Malaysian Industrial Development Finance	$89,350
24,700	Malaysian Pacific Industries	65,428
167,500	Malaysian Resources Corp. Berhad(b)	147,976
55,000	MEASAT Global Berhad(b)	33,014
56,000	Media Prima Berhad	46,222
199,600	MK Land Holdings Berhad	61,629
46,000	MNRB Holdings Berhad	74,017
235,000	MTD Infraperdana Berhad	55,319
450,000	Mulpha International Berhad(b)	205,783
29,100	Naim Cendera Holdings Berhad	50,927
58,700	NCB Holdings Berhad	51,094
80,600	Oriental Holdings Berhad	160,216
199,300	OSK Holdings Berhad	165,874
48,600	Pacificmas Berhad	52,445
58,300	Padiberas Nasional Berhad	34,645
106,300	POS Malaysia & Services Holdings Berhad(b)	146,158
86,870	Puncak Niaga Holdings Berhad	110,241
143,700	Ranhill Berhad	118,977
260,900	Scomi Group Berhad	135,780
75,100	Shangri-La Hotels (Malaysia) Berhad	59,413
67,200	Star Publications Malaysia Berhad	67,776
39,800	Subur Tiasa Holdings Berhad(b)	57,779
60,000	Sunrise Berhad	64,914
59,800	Sunway City Berhad	88,477
51,600	Ta Ann Holdings Berhad	152,000
325,600	TA Enterprise Berhad	155,728
210,800	TAN Chong Motor Holdings Berhad	78,037
170,200	Time dotCom Berhad(b)	64,200
60,480	Top Glove Corp. Berhad	142,149
75,600	Tradewinds Plantation Berhad	65,657
119,600	UBG Berhad(b)	84,208
99,300	Uchi Technologies Berhad	88,126
104,500	UEM Builders Berhad	54,844
87,600	Unisem (M) Berhad	38,976
38,700	United Plantations Berhad	151,206
84,000	Wah Seong Corp. Berhad	95,687
27,500	WTK Holdings Berhad	66,153
95,600	Zelan Berhad	155,154

		6,747,119

MEXICO — 1.0%
386,400	Consorcio ARA SAB de CV - Series *	568,629
184,000	Controladora Comercial Mexicana SA de CV - UBC	505,023
158,600	Corp. GEO SAB de CV - Series B(b)	869,749
107,708	Corp. Interamericana de Entretenimiento SAB de CV - Series B(b)	287,386
241,200	Embotelladoras Arca SAB de CV - NOM	861,021
160,250	Empresas ICA Sociedad Controladora SAB de CV(b)	1,015,389
76,900	Gruma SAB de CV - Series B	283,336
163,500	Grupo Aeroportuario del Sureste SAB de CV - Series B	858,058
120,492	Grupo Cementos de Chihuahua SAB de CV	906,225
88,800	Grupo Continental SA	191,651
57,500	Grupo Industrial Maseca SAB de CV - Series B	55,766
22,817	Grupo Iusacell SA de CV(b)	273,293
138,400	Industrias CH SAB de CV - Series B(b)	611,389
111,300	Organizacion Soriana SAB de CV - Series B	377,142
784,800	TV Azteca SA de CV - CPO	487,409
121,015	Vitro SAB de CV - Series A	336,777

		8,488,243

NETHERLANDS — 1.2%
21,296	Aalberts Industries NV	590,636
936	Accell Group	46,398
1,946	Arcadis NV	181,122
11,552	ASM International NV	325,246
2,250	Beter BED Holding NV	78,049
15,018	Boskalis Westminster	584,315
4,451	Brunel International	138,089
29,395	Corporate Express	398,028
7,501	Crucell NV(b)	157,345
3,083	Crucell NV ADR (b)	64,959
3,048	Draka Holding	166,045
1,590	Eriks Group NV - CVA	141,985
3,556	Exact Holding NV	134,165
903	Gamma Holding NV	85,700
26,383	Getronics NV(b)	219,708
2,168	Grolsch NV - CVA	96,573
2,624	Grontmij NV	143,830
152,816	Hagemeyer NV	799,385
4,045	Heijmans NV - CVA	229,738
5,425	Imtech NV	482,415
2,592	Innoconcepts	54,227
5,700	Jetix Europe NV	138,158
1,128	KAS Bank NV - CVA	41,123

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2007
(Unaudited)

Shares		Value#
NETHERLANDS (continued)
12,400	Koninklijke BAM Groep NV	$358,836
6,156	Koninklijke Vopak NV	357,094
2,805	Macintosh Retail Group NV	114,263
5,819	Nutreco Holding NV	432,059
18,340	OCE NV	424,414
13,584	OPG Groep NV - CVA	434,328
3,476	Ordina NV	72,301
14,105	Pharming Group NV(b)	51,732
29,050	Qiagen NV(b)	504,441
6,716	Sligro Food Group NV	318,245
1,412	Smit International NV	115,041
8,090	Stork NV	533,127
5,233	Telegraaf Media Groep NV	180,693
2,140	Ten Cate NV	88,354
4,932	TKH Group NV	123,279
2,829	Unit 4 Agresso NV	78,966
4,555	Univar NV	312,930
9,156	USG People NV	358,404

		10,155,746

NEW ZEALAND — 0.1%
955	Allied Medical Ltd.(b)(c)	0
29,000	Fisher & Paykel Appliances Holdings Ltd.	78,489
29,436	Infratil Ltd.	70,098
22,940	New Zealand Refining Co. Ltd. (The)	134,956
16,730	Nuplex Industries Ltd.	86,577
31,465	PGG Wrightson Ltd.	43,681
23,220	Port of Tauranga Ltd.	122,584
14,600	Pumpkin Patch Ltd.	38,800
76,230	Ryman Healthcare Ltd.	122,592
15,128	Sanford Ltd.	48,378
16,969	Steel & Tube Holdings Ltd.	62,017
16,541	Tenon Ltd.(b)	29,054
25,880	Tower Ltd.(b)	45,587
34,146	Warehouse Group Ltd.	158,007

		1,040,820

NORWAY — 0.4%
31,000	Acta Holding ASA	139,908
7,600	Aktiv Kapital ASA(b)	122,543
4,500	Bonheur ASA	222,666
136,848	DNO ASA(b)	254,118
5,000	DOF ASA	56,601
13,800	EDB Business Partner ASA	124,338
5,500	Ekornes ASA	122,605
5,000	Eltek ASA(b)	39,151
10,000	Ementor ASA(b)	85,159
3,400	Farstad Shipping A/S	92,799
34,000	Fast Search & Transfer ASA(b)	60,307
6,500	Ganger Rolf ASA	290,697
1,500	Kongsberg Gruppen ASA	57,964
4,300	Leroy Seafood Group ASA	101,416
3,000	Norwegian Air Shuttle AS(b)	61,101
37,000	Ocean RIG ASA(b)	259,881
3,050	Odfjell ASA - Class A	62,179
5,000	Rieber & Son ASA	45,391
8,000	Sevan Marine ASA(b)	72,438
3,800	Solstad Offshore ASA	103,637
7,000	Sparebanken Midt-Norge	87,469
9,200	Tandberg ASA	208,384
20,800	TGS Nopec Geophysical Co. ASA(b)	405,957
24,200	Tomra Systems ASA	188,640
15,000	Veidekke ASA	148,967
1,600	Wilh Wilhelmsen ASA - Class A	61,801

		3,476,117

PHILIPPINES — 0.2%
1,120,000	Aboitiz Equity Ventures, Inc.	171,317
3,680	China Banking Corp.	68,509
2,159,375	Filinvest Land, Inc.(b)	89,164
88,100	First Philippine Holdings Corp.	162,493
263,000	International Container Term Services, Inc.	180,277
155,000	Jollibee Foods Corp.	165,981
2,145,696	Megaworld Corp.	178,791
36,000	Paxys, Inc.(b)	13,894
900,000	Petron Corp.	118,070
523,000	Philex Mining Corp.	65,072
66,200	Philippine National Bank(b)	94,905
3,700	Philippine Stock Exchange, Inc.	67,332
150,900	Robinsons Land Corp.	61,816
26,700	Security Bank Corp.	47,538
273,815	Universal Robina Corp.	97,007

		1,582,166

POLAND — 0.8%
7,596	Agora SA	119,219
3,574	Alchemia SA(b)	16,659
7,270	Apator SA	57,229
5,329	Asseco Poland SA	158,811
7,481	Boryszew SA(b)	64,563
6,112	Budimex SA(b)	233,212
24,829	Cersanit-Krasnystaw SA(b)	365,107
4,164	Debica	180,874
11,200	Echo Investment SA(b)	377,923
32,056	Eurocash SA	125,964
21,032	Fabryka Kotlow Rafako SA(b)	115,102
6,186	Farmacol SA(b)	115,574
5,432	Firma Chemiczna Dwory SA(b)	373,028
4,706	Grupa Kety SA	337,687
6,544	Grupa Lotos SA	123,079
1,818	Impexmetal SA	207,035
4,255	Koelner SA(b)	96,538

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2007
(Unaudited)

Shares		Value#
POLAND (continued)
18,366	Kredyt Bank SA	$156,631
350	LPP SA(b)	253,800
5,176	Mondi Packaging Paper Swiecie SA	181,543
90,939	Netia SA(b)	141,589
3,805	NG2 SA	88,297
2,824	Opoczno SA(b)	52,622
10,774	Orbis SA	279,530
2,864	PBG SA(b)	341,549
16,684	Pfleiderer Grajewo SA	436,934
3,160	Polimex Mostostal SA	246,367
3,298	Polska Grupa Farmaceutyczna SA	132,554
20,836	Polski Koncern Miesny Duda SA(b)	89,286
5,792	Prokom Software SA	323,121
7,379	Provimi-Rolimpex SA(b)	68,810
2,288	Sygnity SA	61,634
1,589	Zaklad Przetworstwa Hutniczego STALPRODUKT SA(b)	618,843
2,277	Zaklady Lentex SA(b)	46,251
2,268	Zaklady Tluszczowe Kruszwica	46,740

		6,633,705

PORTUGAL — 0.2%
7,786	Corticeira Amorim SA	22,448
18,043	Finibanco Holding SGPS SA	118,879
8,032	Impresa SGPS(b)	33,758
31,000	Jeronimo Martins SGPS SA	184,677
19,947	Mota Engil SGPS SA	175,763
19,000	SAG GEST-Solucoes Automovel Globais SGPS SA	55,529
13,909	Semapa - Sociedade de Investimento e Gestao	243,422
14,400	Sonae Industria SGPS SA(b)	203,043
26,370	SONAECOM - SGPS SA(b)	170,077
37,560	Teixeira Duarte - Engenharia Construcoes SA - Class C	182,844

		1,390,440

SINGAPORE — 0.3%
100,000	Ascott Group Ltd. (The)	119,263
44,400	Bonvests Holdings Ltd.	46,109
5,000	Bukit Sembawang Estates Ltd.	39,916
11,000	Cerebos Pacific Ltd.	29,302
177,000	Chuan Hup Holdings Ltd.	47,465
15,550	Creative Technology Ltd.	73,534
35,000	Datacraft Asia Ltd.	47,250
27,000	Goodpack Ltd.	41,150
5,916	Hartford Education Corp. Ltd.	2,045
99,000	Hi-P International Ltd.	53,901
63,000	Hong Leong Asia Ltd.	159,109
50,600	Hotel Properties Ltd.	163,471
56,000	Hwa Hong Corp. Ltd.	30,025
27,000	Hyflux Ltd.	52,694
28,000	IDT Holdings Singapore Ltd.	11,126
73,000	Jaya Holdings Ltd.	92,874
71,500	Jurong Technologies Industrial Corp. Ltd.	40,516
257,000	K1 Ventures Ltd.(b)	49,592
25,000	Keppel Telecommunications & Transportation Ltd.	60,698
63,000	Kim Eng Holdings Ltd.	82,967
97,000	Labroy Marine Ltd.	161,289
22,000	Mapletree Logistics Trust	19,324
85,000	Metro Holdings Ltd.	56,472
32,000	NatSteel Ltd.	37,106
69,600	OSIM International Ltd.	34,916
71,400	Parkway Holdings Ltd.	180,203
142,000	Raffles Education Corp. Ltd.	166,987
11,000	Robinson & Co. Ltd.	35,316
43,000	SBS Transit Ltd.	88,956
61,000	Singapore Food Industries Ltd.	35,738
36,000	Singapore Post Ltd.	29,347
59,000	Straits Trading Co. Ltd.	175,042
59,375	Unisteel Technology Ltd.	77,913
18,000	United Engineers Ltd.	43,624
212,000	United Test and Assembly Center Ltd.(b)	161,600
94,000	UOB-Kay Hian Holdings Ltd.	154,187
20,000	WBL Corp. Ltd.	64,492

		2,765,519

SOUTH AFRICA — 1.0%
32,497	Aeci Ltd.	369,913
19,645	Afgri Ltd.	18,842
43,741	African Oxygen Ltd.	211,829
21,701	African Rainbow Minerals Ltd.(b)	387,946
21,133	Allied Technologies Ltd.	184,149
3,888	Aspen Pharmacare Holdings Ltd.(b)	18,125
10,760	Astral Foods Ltd.	192,678
124,929	Aveng Ltd.	932,124
89,783	AVI Ltd.	235,052
57,968	Caxton and CTP Publishers and Printers Ltd.	135,811
2,787	Ceramic Industries Ltd.	71,832
9,135	City Lodge Hotels Ltd.	98,983
26,710	DataTec Ltd.	157,106
10,064	Distell Group Ltd.	85,888
30,890	Ellerine Holdings Ltd.	277,878
9,724	Foschini Ltd.	81,212
35,515	Gold Reef Resorts Ltd.	148,663
76,830	Grindrod Ltd.	253,916

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2007
(Unaudited)

Shares		Value#
SOUTH AFRICA (continued)
9,008	Group Five Ltd.	$80,252
4,521	Highveld Steel and Vanadium Corp. Ltd.	64,457
13,781	Hulamin Ltd.(b)	45,061
37,047	Iliad Africa Ltd.(b)	116,864
52,630	Illovo Sugar Ltd..	163,418
26,384	Johnnic Communications Ltd.	342,557
12,111	Lewis Group Ltd.	104,025
5,145	Massmart Holdings Ltd.	60,407
56,665	Medi-Clinic Corp. Ltd.	177,018
24,498	Metorex Ltd.(b)	89,155
160,419	Metropolitan Holdings Ltd.	330,746
25,000	Mr. Price Group Ltd.	96,506
47,992	Murray & Roberts Holdings Ltd.	509,083
40,025	New Clicks Holdings Ltd.	81,438
50,815	Northam Platinum Ltd.	376,610
3,100	Palabora Mining Co. Ltd.(b)	37,317
29,397	Peregrine Holdings Ltd.	80,375
43,986	Primedia Ltd. - Class N(b)	140,692
12,814	PSG Group Ltd.	49,651
38,841	Reunert Ltd.	388,582
69,385	SA Corporate Real Estate Fund	37,518
93,876	Shoprite Holdings Ltd.	412,140
7,714	Spar Group Ltd. (The)	57,660
19,861	Sun International Ltd.	41,369
58,372	Super Group Ltd.	101,656
3,000	Tiger Automotive Ltd.(b)	5,080
3,000	Tiger Wheels Ltd.	3,066
13,161	Tongaat-Hulett	169,849
24,146	Trencor Ltd.	115,773
22,078	Truworths International Ltd.	111,406
9,523	Wilson Bayly Holmes-Ovcon Ltd.	136,131

		8,387,809

SOUTH KOREA — 1.6%
2,887	Bukwang Pharmaceutical Co. Ltd.	91,594
460	Cheil Communications, Inc.	144,089
6,300	Cheil Industries, Inc.	364,279
4,980	Daeduck Electronics Co.	44,731
17,260	Daegu Bank	337,967
1,000	Daekyo Co. Ltd.	122,473
2,900	Daewoo Motor Sales Corp.	147,829
6,570	Daishin Securities Co. Ltd.	262,838
1,830	DC Chemical Co. Ltd.	258,950
613	Dong-A Pharmaceutical Co. Ltd.	70,751
2,386	Dongbu HiTek Co. Ltd.	46,792
5,780	Dongbu Insurance Co. Ltd.	241,645
6,810	Dongkuk Steel Mill Co. Ltd.	262,569
8,200	Doosan Construction & Engineering Co. Ltd.(b)	145,034
8,870	Halla Climate Control	107,982
720	Hanil Cement Co. Ltd.	83,336
5,260	Hanjin Heavy Industries & Construction Co. Ltd.	437,057
960	Hankuk Glass Industries, Inc.	49,641
793	Hanmi Pharm Co. Ltd.	127,678
4,500	Hansol Paper Co.(b)	86,577
7,080	Hanwha Chem Corp.	172,828
6,070	Hanwha Corp.	379,957
1,800	Honam Petrochemical Corp.	246,020
5,940	Hotel Shilla Co. Ltd.	151,217
3,380	Hyosung Corp.	212,890
15,220	Hyundai Autonet Co. Ltd.	138,878
1,660	Hyundai Department Store Co. Ltd.	178,557
790	Hyundai Elevator Co. Ltd.	121,150
6,580	Hyundai Hysco	96,240
8,560	Hyundai Marine & Fire Insurance Co. Ltd.	163,342
1,670	Hyundai Mipo Dockyard.	526,467
17,560	Hyundai Securities Co.	583,008
5,490	Korea Investment Holdings Co. Ltd..	374,305
2,220	Korea Kumho Petrochemical Co.	174,217
1,320	Korea Zinc Co. Ltd.	290,673
2,747	Korean Airlines Co. Ltd..	220,007
9,149	Korean Reinsurance Co.	136,725
7,730	KP Chemical Corp.(b)	98,070
3,940	Kumho Industrial Co. Ltd.	273,551
4,400	LG Dacom Corp.	125,749
3,130	LG Fashion Corp.	106,560
1,410	LG Household & Health Care Ltd.	186,897
4,149	LG International Corp.	151,181
1,050	LG Life Sciences Ltd.(b)	58,640
2,980	LG Petrochemical Co. Ltd.	140,949
6,640	LIG Non-Life Insurance Co. Ltd.	174,398
80	Lotte Chilsung Beverage Co. Ltd.	130,457
100	Lotte Confectionary Co. Ltd.	174,519
6,810	Lotte Midopa Co. Ltd.(b)	121,270
2,430	LS Cable Ltd.	219,779
2,270	LS Industrial Systems Co. Ltd.	128,506
90	Namyang Dairy Products Co. Ltd.	88,132
310	Orion Corp.	103,513
3,310	Poongsan Corp.	110,363
14,880	Pusan Bank.	284,899
480	Samchully Co. Ltd.	116,311
4,080	Samsung Engineering Co. Ltd.	478,603

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2007
(Unaudited)

Shares		Value#
SOUTH KOREA (continued)
2,470	Samsung Fine Chemicals Co. Ltd.	$142,766
4,890	Samsung Techwin Co. Ltd.	301,913
990	Samyang Corp.	80,171
890	Sindo Ricoh Co. Ltd.	64,106
26,950	SK Securities Co. Ltd.	139,042
4,200	SKC Co. Ltd.	151,713
3,995	Ssangyong Cement Industrial Co. Ltd.(b)	69,547
10,290	Ssangyong Motor Co.(b)	78,039
6,223	STX Shipbuilding Co. Ltd.	343,430
2,230	Sungshin Cement Co. Ltd.(b)	51,420
70	Taekwang Industrial Co. Ltd.	115,420
4,070	Taihan Electric Wire Co. Ltd.	192,074
9,280	Tong Yang Investment Bank	202,231
1,220	Union Steel	39,049
4,740	Woongjin Coway Co. Ltd.	153,590
914	Yuhan Corp.	192,965

		13,190,116

SPAIN — 0.7%
8,280	Abengoa SA	394,434
924	Adolfo Dominguez	51,636
3,200	Amper SA	48,582
14,572	Avanzit SA(b)	103,389
340	Banco de Andalucia SA	37,975
12,218	Banco Guipuzcoano SA	227,369
920	Baron de Ley(b)	69,093
4,853	Campofrio Alimentacion SA(b)	94,130
176	Construcciones y Auxiliar de Ferrocarriles SA	53,637
7,290	Duro Felguera SA	82,385
2,895	Electrificaciones del Norte	147,050
33,868	Ercros SA(b)	22,260
12,852	FAES FARMA SA	240,214
13,470	Grupo Catalana Occidente SA	529,453
14,650	Grupo Empresarial Ence SA	166,493
1,200	Iberpapel Gestion SA	36,595
6,761	Indra Sistemas SA	175,600
71,995	La Seda de Barcelona SA - Class B(b)	243,249
2,017	Mecalux SA(b)	85,142
202	Mecalux SA - I Shares(c)	8,624
1,142	Miquel y Costas	39,590
44,377	Natraceutical SA(b)	86,365
1,821	NH Hoteles SA(b)	38,378
9,697	Obrascon Huarte Lain SA	405,079
4,379	Papeles y Cartones de Europa SA	64,942
697	Pescanova SA	37,043
5,465	Prosegur Cia de Seguridad SA	207,404
18,132	Service Point Solutions SA	95,272
11,627	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola (Sniace)(b)	70,558
1,777	Sol Melia SA	38,978
12,812	SOS Cuetara SA	257,609
10,058	Tavex Algodonera SA(b)	40,083
22,221	Tubacex SA	206,127
1,396	Unipapel SA	47,035
21,386	Uralita SA	193,080
11,937	Urbas Guadahermosa SA(b)	25,293
3,848	Vidrala SA	150,671
10,207	Viscofan SA	246,555
38,050	Zeltia SA	425,279

		5,492,651

SWEDEN — 0.8%
4,200	Active Biotech AB(b)	43,092
4,250	Axfood AB	147,038
5,000	Axis Communications AB	115,286
1,600	B&B Tools AB - Class B	57,295
5,200	Bilia AB - Class A	95,358
4,900	Cardo AB	214,303
2,600	Catena AB	41,778
13,800	Cision AB(b)	53,759
4,550	Clas Ohlson AB - Class B	106,706
7,100	Concordia Maritime AB - Class B	47,341
9,800	D Carnegie AB	190,732
19,800	Elekta AB - Class B	327,426
65,000	Enea AB(b)	29,221
10,800	Gunnebo AB	124,517
5,800	Haldex AB	142,790
8,295	Hexagon AB	137,370
8,000	HIQ International AB	47,126
5,500	Hoganas AB - Class B	157,377
13,000	IBS AB - Class B(b)	34,064
39,000	Industrial & Financial Systems - Class B(b)	44,025
10,200	Intrum Justitia AB	138,878
27,734	JM AB	833,498
23,300	Klovern AB	91,950
27,300	Kungsleden AB	348,342
17,000	Lindex AB	223,214
8,700	Micronic Laser Systems AB(b)	57,419
11,250	Munters AB	189,628
5,000	NCC AB - Class B	127,305
4,800	Nibe Industrier AB - Class B	82,427
21,900	Nobia AB	261,404
18,400	OMX AB	561,114
9,400	Peab AB	286,084
10,400	Q-Med AB	135,760
5,200	SkiStar AB	90,427
6,500	Sweco AB	71,015
9,800	Teleca AB - Class B(b)	26,415

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2007
(Unaudited)

Shares		Value#
SWEDEN (continued)
9,800	Teleca AB - Redemption Shares(b)	$13,032
59,000	Telelogic AB(b)	176,963
18,600	Trelleborg AB - Class B	470,696
7,500	Wallenstam Byggnads AB - Class B	156,031

		6,498,206

SWITZERLAND — 1.8%
17,165	Actelion Ltd.(b)	914,927
275	Affichage Holding Genf	60,284
261	AFG Arbonia-Forster Holding	133,160
778	Allreal Holding AG	86,720
934	Also Holding AG	51,319
5,613	Ascom Holding AG(b)	68,693
176	Bachem Holding AG - Class B	14,566
6,000	Baloise Holding AG	561,875
1,313	Bank Coop AG	87,753
60	Bank Sarasin & Compagnie AG - Class B	244,773
637	Banque Cantonale Vaudoise	332,510
6	Banque Privee Edmond de Rothschild SA	183,706
438	Barry Callebaut AG(b)	319,007
58	Belimo Holding AG	60,703
966	Bellevue Group AG	73,535
1,259	Berner Kantonalbank	231,061
1,600	Bobst Group AG	111,108
1,432	Bucher Industries AG	223,895
2,250	Charles Voegele Holding AG - Class A(b)	236,446
35	Conzzeta Holding AG	77,861
1,600	Daetwyler Holding AG	110,700
809	Emmi AG	107,128
1,783	EMS-Chemie Holding AG	247,515
373	Energiedienst Holding AG(b)	208,664
532	Flughafen Zuerich AG	229,321
331	Forbo Holding AG(b)	196,441
570	Galenica AG	198,323
641	Georg Fischer AG(b)	523,795
96	Gurit Holding AG	111,166
732	Helvetia Holdings AG	279,634
84	Hiestand Holding AG	150,939
216	Intershop Holdings	55,232
60	Jelmoli Holding AG	188,487
483	Kaba Holding AG - Class B(b)	144,987
200	Komax Holding AG(b)	34,505
10,619	Kudelski SA	359,229
684	Kuoni Reisen Holding	404,638
800	Luzerner Kantonalbank	177,048
250	Medisize Holding AG	19,466
4,780	Micronas Semiconductor Holding(b)	73,487
333	Orell Fuessli Holding AG	54,543
124	Phoenix Mecano AG	56,639
6,374	Phonak Holding AG	611,832
7,963	PSP Swiss Property AG(b)	421,464
390	PubliGroupe SA	140,632
915	Rieter Holding AG	482,420
154	Romande Energie Holding SA	228,424
730	Schulthess Group	93,678
200	Schweiter Technologies AG	74,234
432	Schweizerhall Holding AG	76,812
151	Schweizerishe National- Versicherungs- Gesellsschaft	127,020
2,187	SEZ Holding AG	70,561
130	Sia Abrasives Holding AG	52,352
436	Siegfried Holding AG	74,790
444	Sika AG	845,593
120	Societa Elettrica Sopracener SA	28,640
461	St Galler Kantonalbank(b)	214,719
890	Sulzer AG	1,175,147
3,595	Swiss Prime Site AG(b)	194,147
38,012	Swisslog Holding AG(b)	64,148
1,620	Swissquote Group Holding SA	85,797
424	Tamedia AG	59,399
2,779	Tecan Group AG	163,552
5,714	Temenos Group AG(b)	140,316
1,313	Unilabs SA(b)	50,072
300	Valartis Group AG	22,910
4,161	Valiant Holding(b)	609,123
541	Valora Holding AG	130,634
20,015	Von Roll Holding AG(b)	180,463
5,401	Vontobel Holding AG	297,799
390	WMH Walter Meier AG - Class A	77,350
60	Zehnder Group AG	148,948
1,324	Zueblin Immobilien Holding AG(b)	12,338
20	Zuger Kantonalbank AG	57,183

		15,018,286

TAIWAN — 1.1%
70,000	Accton Technology Corp.(b)	43,377
31,586	Altek Corp.	71,794
44,000	Ambassador Hotel (The)	46,628
135,000	Arima Computer Corp.(b)	41,907
57,000	Bank of Kaohsiung	37,461
21,030	Basso Industry Corp.	36,045
247,000	BES Engineering Corp.	82,086
189,000	Cathay Real Estate Development Co. Ltd.	109,663
121,000	Cheng Loong Corp.	53,239

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2007
(Unaudited)

Shares		Value#
TAIWAN (continued)
24,125	Cheng Uei Precision Industry Co. Ltd.	$73,705
97,000	Chia Hsin Cement Corp(b)	80,240
49,550	Chicony Electronics Co. Ltd.	109,982
92,000	China Life Insurance Co.(b)	54,550
217,505	China Manmade Fibers(b)	75,198
31,139	China Metal Products	59,558
171,000	China Petrochemical Development Corp(b)	80,092
163,890	China Steel Chemical Corp.	392,368
59,000	Chin-Poon Industrial Co.(b)	55,169
80,850	Chun Yuan Steel	37,738
51,000	Chung Hsin Electric & Machinery Manufacturing Corp.	39,867
55,000	Chung HWA Pulp	30,984
343,000	CMC Magnetics Corp.(b)	187,710
111,000	Compeq Manufacturing Co.	57,192
81,689	Continental Engineering Corp.	59,766
132,000	Cosmos Bank Taiwan(b)	38,847
75,333	CTCI Corp.	65,584
30,000	CyberTAN Technology, Inc.	103,456
69,115	D-Link Corp.	171,117
136,000	Eastern Media International	34,594
23,161	Elite Semiconductor Memory Technology, Inc.	87,175
62,220	Elitegroup Computer Systems	43,285
238,000	Entie Commercial Bank(b)	59,751
82,667	Eternal Chemical Co. Ltd.	119,547
99,000	Evergreen International Storage & Transport Corp.	60,059
32,884	Everlight Electronics Co. Ltd.	150,360
88,452	Far Eastern Department Stores Co. Ltd.	83,464
114,014	Far Eastern International Bank	53,053
44,000	Feng Hsin Iron & Steel Co.	56,152
42,599	Feng TAY Enterprise Co. Ltd.	36,106
6,678	Formosa International Hotels Corp.	63,204
176,092	Formosa Taffeta Co. Ltd.	214,675
94,640	Fu Sheng Industrial Co. Ltd.(b)	107,139
26,000	Giant Manufacturing Co. Ltd.	58,738
94,500	Gigabyte Technology Co. Ltd.(b)	79,396
169,728	Goldsun Development & Construction Co. Ltd.	99,290
47,927	Greatek Electonics, Inc.	80,615
37,000	Hung Poo Real Estate Development Corp.	45,671
69,000	Hung Sheng Construction Co. Ltd.(b)	57,596
33,000	Ichia Technologies, Inc.(b)	32,322
16,170	Johnson Health Tech Co. Ltd.	77,862
66,148	Kenda Rubber Industrial Co. Ltd.(b)	76,088
117,589	King Yuan Electronics Co. Ltd.	85,831
141,185	King’s Town Bank(b)	53,484
239,552	Kinpo Electronics, Inc.	103,985
114,239	Lien Hwa Industrial Corp.	69,353
75,000	Long Bon Development Co. Ltd.	47,051
399,843	Macronix International(b)	256,977
16,237	Merry Electronics Co. Ltd.	57,181
124,619	Micro-Star International Co. Ltd.	115,304
8,400	Nan Kang Rubber Tire Co. Ltd.(b)	16,032
48,000	Nien Hsing Textile Co. Ltd.	34,548
35,117	Nien Made Enterprises	41,354
49,000	Optimax Technology Corp.(b)	29,196
131,000	Opto Technology Corp.(b)	125,990
61,250	Oriental Union Chemical Corp.	55,646
33,495	Pan-International Industrial	134,310
50,273	Phoenix Precision Technology Corp.	64,090
44,000	Phoenixtec Power Co. Ltd.(b)	44,587
26,260	Pihsiang Machinery Manufacturing Co. Ltd.(b)	70,860
161,686	Prince Housing Development Corp.	124,825
121,000	Prodisc Technology, Inc.(b)	33,443
59,535	Realtek Semiconductor Corp.	341,832
120,000	Ritek Corp.(b)	43,001
99,000	Ruentex Industries Ltd.	88,484
142,497	Sampo Corp.(b)	33,544
90,000	Sanyang Industrial Co. Ltd.	71,870
37,000	Sheng Yu Steel Co. Ltd.	38,373
53,000	Shihlin Electric & Engineering Corp.	58,919
32,000	Shihlin Paper Corp.(b)	47,593
192,425	Shinkong Synthetic Fibers Corp.(b)	81,888
205,869	Silicon Integrated Systems Corp.	121,806
44,400	Sincere Navigation	97,192
90,726	Sintek Photronic Corp.(b)	31,212
19,200	Sinyi Realty Co.(b)	70,724
23,137	Springsoft, Inc.	47,005
38,863	Systex Corp.	50,948

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2007
(Unaudited)

Shares		Value#
TAIWAN (continued)
56,916	TA Chen Stainless Pipe(b)	$87,636
249,000	Ta Chong Bank Co. Ltd.(b)	86,853
205,116	Taichung Commercial Bank(b)	99,238
169,000	Tainan Spinning Co. Ltd.	82,923
56,870	Taiwan Life Insurance Co. Ltd.	113,748
71,544	Taiwan Navigation Co. Ltd.	104,104
38,117	Taiwan Secom Co. Ltd.	59,854
45,450	Taiwan Sogo Shin Kong SEC	42,714
74,200	Taiwan Styrene Monomer(b)	37,998
312,000	Teco Electric and Machinery Co. Ltd.	165,892
60,965	Test-Rite International Co.	46,100
152,000	Ton Yi Industrial Corp.	77,819
31,000	Tong Yang Industry Co. Ltd.(b)	33,977
24,244	Transcend Information, Inc.	119,028
28,280	Tsann Kuen Enterprise Co. Ltd.(b)	36,252
84,135	TSRC Corp.	114,646
67,100	Tung Ho Steel Enterprise Corp.	84,732
131,000	Union Bank of Taiwan(b)	36,555
104,905	Universal Scientific Industrial Co. Ltd.	83,962
111,000	USI Corp.	47,606
55,830	Walsin Technology Corp.	68,861
151,000	Waterland Financial Holdings	53,040
117,597	Ya Hsin Industrial Co. Ltd.	21,362
229,194	Yieh Phui Enterprise	108,980
245,819	Yuen Foong Yu Paper Manufacturing Co. Ltd.	120,433
71,000	Yungtay Engineering Co. Ltd.	52,994
29,380	Zyxel Communications Corp.	58,437

		8,905,647

THAILAND — 0.3%
108,700	Amata Corp. Public Co. Ltd.	55,034
344,900	Asian Property Development Public Co. Ltd.	71,482
58,400	Bangkok Expressway Public Co. Ltd.	39,942
8,600	Bangkok Insurance Public Co. Ltd.	74,860
80,000	Bumrungrad Hospital Public Co. Ltd.	113,694
665,600	CalComp Electronics Public Co. Ltd.	134,007
226,100	Central Plaza Hotel Public Co. Ltd.	36,149
190,700	CH. Karnchang Public Co. Ltd.(b)	59,850
152,600	Delta Electronics Thai Public Co. Ltd.	114,083
84,200	Hana Microelectronics Public Co. Ltd.	64,817
1,785,800	Hemaraj Land and Development Public Co. Ltd.	62,391
329,224	Home Product Center Public Co. Ltd.	34,116
63,100	ICC International Public Co. Ltd.	75,664
309,300	Italian-Thai Development Public Co. Ltd.(b)	67,767
81,200	Kiatnakin Bank Public Co. Ltd.	76,175
75,500	Kim Eng Securities Public Co. Ltd.	49,961
116,800	Major Cineplex Group Public Co. Ltd.	56,368
28,700	MBK Public Co. Ltd.	48,860
39,400	Padaeng Industry Public Co. Ltd.	46,824
92,700	Regional Container Lines Public Co. Ltd.	82,339
153,900	Robinson Department Store Public Co. Ltd.	47,617
115,300	Rojana Industrial Park Public Co. Ltd.	58,717
36,000	Saha-Union Public Co. Ltd.	16,201
2,132,000	Sahaviriya Steel Industries Public Co. Ltd.	66,280
156,500	Samart Corp. Public Co. Ltd.	38,227
126,700	Shin Satellite Public Co. Ltd.(b)	45,391
36,500	Siam Makro Public Co. Ltd.	97,261
177,400	Sino Thai Engineering & Construction Public Co. Ltd.(b)	38,343
143,800	Thai Plastic & Chemical Public Co. Ltd.	83,449
18,200	Thai Stanley Electric Public Co. Ltd.	79,212
74,700	Thai Union Frozen Products Public Co. Ltd.	52,849
244,900	Thanachart Capital Public Co. Ltd.	87,011
91,800	Thoresen Thai Agencies Public Co. Ltd.	146,771
89,300	Ticon Industrial Connection Public Co. Ltd.	56,052
77,800	Tisco Bank Public Co. Ltd.	69,756
256,900	Vinythai Public Co. Ltd.	67,695

		2,415,215

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2007
(Unaudited)

Shares		Value#
TURKEY — 0.4%
13,294	Acibadem Saglik Hizmetleri ve Ticaret AS	$91,637
13,070	Akcansa Cimento AS	97,400
5,197	Akenerji Elektrik Uretim AS(b)	35,870
21,553	Aksa Akrilik Kimya Sanayii	62,887
25,122	Aksigorta AS	172,030
26,950	Alarko Holding AS	74,206
16,715	Anadolu Cam Sanayii AS	69,161
18,167	Anadolu Hayat Emeklilik AS	82,133
42,579	Anadolu Sigorta	75,268
31,184	Aygaz AS	135,570
5,750	Bati Cimento	48,972
21,743	Beko Elektonik(b)	30,932
34,153	Bolu Cimento Sanayii AS	80,393
514	Brisa Bridgestone Sabanci	30,647
11,254	Bursa Cimento	96,234
2,388	Celebi Hava Servisi	50,296
12,995	Cimsa Cimento Sanayi ve Ticaret AS	98,949
10,444	Deva Holding AS(b)	113,036
12,000	Dogus Otomotiv Servis ve Ticaret AS	65,939
15,076	Eczacibasi Ilac Sanayi(b)	62,924
41,672	Hurriyet Gazetecilik AS(b)	126,354
60,066	Ihlas Holding(b)	32,745
47,545	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS(b)	64,265
428	Kartonsan Karton Sanayi	28,823
842	Konya Cimento Sanayii AS	40,160
13,000	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret AS(b)	45,390
12,090	Mardin Cimento Sanayii	73,947
1	Migros Turk TAS	14
5,026	Otokar Otobus Karoseri Sanayi AS	86,728
52,103	Tekstil Bankasi AS(b)	95,433
61,111	Tofas Turk Otomobil Fabrikasi AS	290,862
56,888	Trakya Cam Sanayi AS	211,865
7,462	Turk Demir Dokum Fabrikalari(b)	53,151
10,326	Turk Ekonomi Bankasi AS(b)	154,192
43,386	Turk Sise ve Cam Fabrikalari AS	192,750
30,300	Ulker Gida Sanayi ve Ticaret AS	125,839
42,641	Vestel Elektonik Sanayi(b)	106,237
15,401	Yapi Kredi Finansal Kiralama AO	47,659
9,284	Yapi Kredi Sigorta AS	92,380
12,270	Zorlu Enerji Elektrik Uretim AS(b)	48,667

		3,491,945

UNITED KINGDOM — 6.6%
13,494	A & J Mucklow Group Plc	103,734
41,497	Abbot Group Plc	229,043
43,351	Aberdeen Asset Management Plc	165,868
10,925	Acambis Plc(b)	23,493
19,217	AEA Technology Plc(b)	41,949
24,076	Aegis Group Plc	61,397
34,864	Aga Foodservice Group Plc	306,239
63,284	Aggreko Plc	695,242
7,972	Alexon Group Plc	36,507
23,058	Alfred McAlpine Plc	210,632
23,178	Alizyme Plc(b)	42,311
22,277	Alpha Airports Group Plc	49,348
16,793	Anglo Pacific Group Plc	49,959
56,872	Anite Group Plc	96,141
12,400	Arawak Energy Corp.(b)	30,802
57,224	Arena Leisure Plc	68,126
73,460	ARM Holdings Plc	218,741
5,683	Arriva Plc	90,176
87,704	Ashtead Group Plc	253,804
23,379	Atkins (WS) Plc	493,560
26,050	Autonomy Corp. Plc(b)	433,318
10,641	Aveva Group Plc	199,692
76,299	Avis Europe Plc(b)	69,143
7,640	Axis-Shield Plc(b)	38,856
6,293	Axon Group Plc	101,462
47,470	Babcock International Group Plc	494,666
2,496	Barr (A.G.) Plc	64,944
16,589	Bellway Plc	414,094
4,293	Bespak Plc	60,738
6,704	Blacks Leisure Group Plc	43,570
20,140	Blinkx Plc(b)	17,181
11,301	Bloomsbury Publishing Plc	36,510
73,858	Bodycote International Plc	403,321
28,105	Bovis Homes Group Plc	437,471
8,349	BPP Holdings Plc	93,674
5,883	Brammer Plc	40,514
24,665	Brewin Dolphin Holdings Plc	108,495
62,719	Brit Insurance Holdings Plc	430,245
15,817	Britvic Plc	101,881
32,163	Brixton Plc	243,784
27,256	BSS Group Plc	283,254
20,638	BTG Plc(b)	42,209
23,742	Burren Energy Plc	385,085
4,396	Business Post Group Plc	41,907
20,763	Capital & Regional Plc	417,822
8,149	Care U.K. Plc	129,278
62,577	Carillion Plc	498,729
8,224	Carpetright Plc	181,306
7,437	Charles Stanley Group Plc	53,442

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2007
(Unaudited)

Shares		Value#
UNITED KINGDOM (continued)
34,206	Charter Plc(b)	$793,948
4,667	Chemring Group Plc	180,433
38,662	Chloride Group Plc	131,975
52,215	Christian Salvesen Plc	63,844
11,306	Chrysalis Group Plc	26,655
2,754	Clarkson Plc	52,143
27,959	Clinton Cards Plc	35,787
13,151	CLS Holdings Plc(b)	151,646
38,584	Collins Stewart Plc	164,087
55,637	Colt Telecom Group SA(b)	169,910
27,294	Communisis Plc	36,583
13,614	Computacenter Plc	57,053
45,221	Cookson Group Plc	630,092
5,973	Corin Group Plc	69,567
69,204	Costain Group Plc(b)	64,773
7,117	Cranswick Plc	127,743
34,340	Croda International Plc	483,361
5,352	CSR Plc(b)	77,677
2,748	Daejan Holdings Plc	205,382
31,525	Dairy Crest Group Plc	469,675
17,930	Dana Petroleum Plc(b)	385,554
39,957	Davis Service Group Plc	472,207
37,788	De La Rue Plc	573,334
5,612	Dechra Pharmaceuticals Plc	40,006
21,260	Delta Plc	57,539
12,745	Detica Group Plc	94,233
7,284	Development Securities Plc	92,411
26,078	Devro Plc	54,060
9,766	Dicom Group Plc	32,670
2,111	Dignity Plc	29,903
291,916	Dimension Data Holdings Plc	328,308
3,423	Diploma Plc	62,096
10,261	Domestic & General Group Plc	277,458
17,282	Domino Printing Sciences Plc	120,291
119,309	DS Smith Plc	585,335
2,886	DTZ Holdings Plc	28,928
19,176	Electrocomponents Plc	96,870
107,465	Elementis Plc	226,644
6,013	Emap Plc	101,705
81,064	Ennstone Plc	79,420
103,824	Enodis Plc	398,829
114,662	Entertainment Rights Plc(b)	68,240
14,750	Erinaceous Group Plc	64,622
7,942	Euromoney Institutional Investor Plc	99,750
36,731	Evolution Group Plc	92,351
11,644	Expro International Group Plc	224,960
84,364	F&C Asset Management Plc	323,856
17,159	Fenner Plc	83,023
4,749	Fidessa Group Plc	100,053
17,086	Filtrona Plc	86,807
11,172	Filtronic Plc	36,574
18,220	Findel Plc	254,400
93,116	First Choice Holidays Plc	578,480
117,465	FKI Plc	261,830
13,270	Forth Ports Plc	514,177
312,657	Fortune Oil Plc(b)	37,987
11,898	Freeport Plc(b)	90,881
8,125	French Connection Group Plc	29,687
579	Fuller Smith & Turner - Class A	21,825
58,668	Future Plc	53,167
145,122	Galiform Plc(b)	381,136
39,778	Galliford Try Plc	120,869
85,424	Game Group Plc	336,405
5,558	Games Workshop Group Plc	33,237
13,815	GCAP Media Plc	62,381
10,109	Go-Ahead Group Plc	563,732
23,061	Grainger Trust Plc	229,881
41,729	Great Portland Estates Plc	545,524
28,000	Greene King Plc	566,395
2,569	Greggs Plc	252,789
60,500	Guinness Peat Group Plc	91,090
13,167	Gyrus Group Plc(b)	114,477
12,270	Halfords Group Plc	96,671
108,988	Halma Plc	495,009
12,319	Hampson Industries Plc	44,288
25,455	Headlam Group Plc	289,900
13,525	Helical Bar Plc	121,650
21,037	Helphire Plc	157,651
186,088	Henderson Group Plc	584,952
12,323	Henry Boot Plc	63,950
10,970	Hill & Smith Holdings Plc	83,396
94,783	Hiscox Ltd.	513,219
100,708	HMV Group Plc	228,369
9,757	Holidaybreak Plc	163,461
17,525	Homeserve Plc	615,881
18,628	Hunting Plc	279,709
22,235	Huntsworth Plc	47,439
3,867	Hyder Consulting Plc	21,285
16,791	IG Group Holdings Plc	111,045
37,129	Imagination Technologies Group Plc(b)	102,843
16,406	Inmarsat Plc	135,262
91,379	Innovation Group Plc(b)	62,451
26,823	Interserve Plc	243,801
28,289	Intertek Group Plc	561,304
54,293	iSOFT Group Plc(b)	71,756
8,493	James Fisher & Sons Plc	108,915
31,692	Jardine Lloyd Thompson Group Plc	268,629
40,455	JJB Sports Plc	176,610
15,444	JKX Oil & Gas Plc	109,809
10,464	John Menzies Plc	115,383
82,832	John Wood Group Plc	538,643
9,692	Johnson Service Group Plc	61,095
2,387	Johnston Press Plc	18,348

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2007
(Unaudited)

Shares		Value#
UNITED KINGDOM (continued)
10,924	Keller Group Plc	$216,147
7,004	Kensington Group Plc	63,939
35,870	Kesa Electricals Plc	231,812
8,554	Kier Group Plc	342,394
58,092	Kiln Ltd.	144,135
80,761	Kingston Communications Plc	123,537
19,829	Laird Group Plc	215,157
76,800	LogicaCMG Plc	236,502
30,853	London Scottish Bank Plc	58,619
33,575	Lookers Plc	106,071
16,540	Low and Bonar Plc	47,293
17,104	Luminar Plc	257,164
3,333	M.J. Gleeson Group Plc	25,830
33,489	Marshalls Plc	225,433
78,824	Marston’s Plc	621,311
15,625	Marylebone Warwick Balfour Group Plc(b)	90,699
29,022	Mcbride Plc	114,721
8,244	McKay Securities Plc	63,710
7,400	Meggitt Plc	45,745
15,063	Melrose Resources Plc	113,124
73,933	Michael Page International Plc	810,909
7,236	Micro Focus International Plc	43,649
6,551	Millennium & Copthorne Hotels Plc	79,707
25,564	Minerva Plc(b)	147,519
88,851	Misys Plc	426,997
64,668	Mitie Group Plc	322,844
24,499	Monitise Plc(b)	7,464
73,164	Morgan Crucible Co.	423,884
6,436	Morgan Sindall Plc	217,080
24,499	Morse Plc	48,925
18,969	Mothercare Plc	156,109
16,232	Mouchel Parkman Plc	121,973
46,851	N Brown Group Plc	305,278
18,906	Nestor Healthcare Group Plc	61,145
125,910	Northern Foods Plc	276,646
152,436	Northgate Information Solutions Plc	242,089
17,780	Northgate Plc	389,978
29,302	Northumbrian Water Group Plc	179,227
65,932	Oxford Biomedica Plc(b)	62,412
6,777	Oxford Instruments Plc	37,048
37,301	Pace Micro Technology Plc(b)	70,543
142,460	Pendragon Plc	210,653
26,714	Pennon Group Plc	328,964
56,972	Photo-Me International Plc	80,853
14,705	Pinnacle Staffing Group Plc(b)	1,974
73,007	Premier Farnell Plc	277,089
33,460	Premier Foods Plc	171,252
19,340	Premier Oil Plc(b)	426,856
39,282	Psion Plc	93,463
41,130	PZ Cussons Plc	128,616
300	Rathbone Brothers Plc	7,852
49,551	Redrow Plc	503,875
200,767	Regus Group Plc	530,041
6,250	Renishaw Plc	89,722
2,330	Rensburg Sheppards Plc	40,030
28,774	Restaurant Group Plc	188,218
7,755	Ricardo Plc	50,211
13,819	RM Plc	58,210
6,503	Robert Walters Plc	46,969
15,157	Robert Wiseman Dairies Plc	141,314
22,720	ROK Plc	90,961
20,874	Rotork Plc	438,534
23,225	RPC Group Plc	138,116
48,653	RPS Group Plc	342,561
31,022	Savills Plc	323,674
5,578	SCI Entertainment Group Plc(b)	45,453
5,920	ScS Upholstery Plc	26,492
11,324	SDL Plc(b)	93,262
58,192	Senior Plc	107,334
3,127	Severfield-Rowen Plc	144,153
32,455	Shaftesbury Plc	364,724
55,216	Shanks Group Plc	262,576
29,368	SIG Plc	772,983
192,981	Skyepharma Plc(b)	88,314
54,898	SMG Plc	51,926
37,047	Smiths News Plc	101,220
16,509	Soco International Plc(b)	658,409
9,134	Sondex Plc	64,213
24,624	Spectris Plc	429,696
6,322	Speedy Hire Plc	153,515
16,818	Spirax-Sarco Engineering Plc	322,159
170,913	Spirent Communications Plc(b)	235,431
54,276	SSL International Plc	508,252
7,688	St. Ives Group Plc	36,902
12,147	St. James’s Place Plc	108,248
20,664	St. Modwen Properties Plc	244,734
15,201	Stagecoach Group Plc	64,602
77,807	Stanelco Plc(b)	799
4,849	Surfcontrol Plc(b)	67,089
102,352	Taylor Nelson Sofres Plc	461,152
22,970	TDG Plc	126,250
5,162	Ted Baker Plc	61,959
2,707	Telent Plc(b)	28,505
33,326	THUS Group Plc(b)	113,207
35,892	Topps Tiles Plc	156,452
11,051	Town Centre Securities Plc	96,925
4,285	Trinity Mirror Plc	43,783
35,484	TT electronics Plc	129,082
38,584	Tullett Prebon Plc	317,333

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2007
(Unaudited)

Shares		Value#
UNITED KINGDOM (continued)
12,345	Tullow Oil Plc	$120,086
30,000	UK Coal Plc(b)	323,444
16,341	Ultra Electronics Holdings	364,119
10,108	Umeco Plc	117,159
22,021	Uniq Plc	106,961
34,395	Unite Group Plc	248,044
9,200	United Business Media Plc	140,966
6,853	UTV Plc	57,731
23,332	Venture Production Plc	365,648
43,438	Vernalis Plc(b)	51,127
22,798	Victrex Plc	320,384
6,702	Vitec Group Plc (The)	82,687
36,133	VT Group Plc	439,704
6,081	Warner Estate Holdings Plc	77,670
51,005	Weir Group Plc (The)	763,784
6,330	Wembley Plc(b)(c)	1,286
43,403	Wetherspoon (J.D.) Plc	513,877
37,047	WH Smith Plc	296,958
25,456	Whatman Plc	118,439
14,285	Wilmington Group Plc	67,005
15,256	Wincanton Plc	118,829
14,049	Wolfson Microelectronics Plc(b)	78,848
339,266	Woolworths Group Plc	174,179
41,464	Workspace Group Plc	303,260
8,449	WSP Group Plc	123,502
10,220	Xaar Plc	47,392
89,364	Xansa Plc	229,590
30,967	Yule Catto & Co. Plc	137,289

		54,838,987

UNITED STATES — 47.2%
2,500	1-800 Contacts, Inc.(b)	58,100
4,811	1-800-FLOWERS.COM, Inc. - Class A(b)	44,790
3,850	1st Source Corp.	78,810
600	21st Century Holding Co.	7,338
13,400	21st Century Insurance Group	293,460
76,715	3Com Corp.(b)	306,860
2,200	3D Systems Corp.(b)	44,836
2,929	4Kids Entertainment, Inc.(b)	46,864
10,800	99 Cents Only Stores(b)	131,436
3,200	A.M. Castle & Co.	105,664
3,500	A.O. Smith Corp.	169,925
5,670	A.S.V., Inc.(b)	82,725
1,748	AAON, Inc.	52,283
7,600	AAR Corp.(b)	226,708
7,100	Aaron Rents, Inc.	164,152
3,200	Abaxis, Inc.(b)	58,240
4,200	Abiomed, Inc.(b)	43,428
6,200	ABM Industries, Inc.	155,992
3,800	Abraxas Petroleum Corp.(b)	15,124
10,600	ABX Air, Inc.(b)	77,062
4,820	AC Moore Arts & Crafts, Inc.(b)	87,146
5,700	Acacia Research-Acacia Technologies(b)	73,302
4,044	Acadia Pharmaceuticals, Inc.(b)	56,778
6,200	Acadia Realty Trust	142,786
7,800	ACCO Brands Corp.(b)	161,304
1,600	Accuride Corp.(b)	22,576
3,200	ACI Worldwide, Inc.(b)	97,696
5,546	Actel Corp.(b)	65,443
12,500	ActivIdentity Corp.(b)	53,250
53,200	Actuant Corp. - Class A	3,244,136
12,150	Actuate Corp.(b)	78,732
7,786	Acuity Brands, Inc.	460,153
2,100	Adams Respiratory Therapeutics, Inc.(b)	77,721
26,180	Adaptec, Inc.(b)	91,630
17,100	ADC Telecommunications, Inc.(b)	319,599
105,200	Administaff, Inc.	3,440,040
700	Adolor Corp.(b)	2,520
11,500	Adtran, Inc.	300,035
3,900	Advance America Cash Advance Centers, Inc.	57,213
9,700	Advanced Analogic Technologies, Inc.(b)	86,136
7,300	Advanced Energy Industries, Inc.(b)	129,283
3,900	Advanced Medical Optics, Inc.(b)	117,897
1,965	Advanta Corp. - Class A	46,158
3,600	Advanta Corp. - Class B	92,376
2,500	Advent Software, Inc.(b)	95,075
9,360	ADVENTRX Pharmaceuticals, Inc.(b)	22,277
800	Advisory Board Co. (The)(b)	41,192
1,000	AEP Industries, Inc.(b)	39,640
14,563	Aeroflex, Inc.(b)	204,319
4,600	Aeropostale, Inc.(b)	175,168
3,600	AFC Enterprises(b)	56,412
8,600	Affymetrix, Inc.(b)	209,668
4,800	Aftermarket Technology Corp.(b)	145,680
2,400	AGCO Corp.(b)	92,232
5,400	Agilysys, Inc.	103,734
1,172	Agree Realty Corp.	34,117
2,800	Air Methods Corp.(b)	106,680
6,380	Airspan Networks, Inc.(b)	20,799
16,229	Airtran Holdings, Inc.(b)	159,693
12,300	AK Steel Holding Corp.(b)	491,631
7,890	Akorn, Inc.(b)	53,494
2,400	Alabama National BanCorp.	128,088
900	Alamo Group, Inc.	23,337
5,100	Alaska Air Group, Inc.(b)	118,983
8,800	Alaska Communications Systems Group, Inc.	126,456

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2007
(Unaudited)

Shares		Value#
UNITED STATES (continued)
4,700	Albany International Corp. - Class A	$176,156
7,593	Albany Molecular Research, Inc.(b)	111,693
15,000	Albemarle Corp.	603,450
2,900	Alexander & Baldwin, Inc.	157,238
300	Alexander’s, Inc.(b)	106,230
1,800	Alexion Pharmaceuticals, Inc.(b)	104,688
14,918	Alfa Corp.	264,198
1,200	Alico, Inc.	57,636
6,800	Align Technology, Inc.(b)	177,480
7,629	Alkermes, Inc.(b)	108,637
4,400	Allete, Inc.	192,896
3,100	Alliance Imaging, Inc.(b)	27,621
16,900	Alliance One International, Inc.(b)	146,185
7,208	Allis-Chalmers Energy, Inc.(b)	172,992
8,800	Allos Therapeutics, Inc.(b)	38,280
6,556	Allscripts Healthcare Solutions, Inc.(b)	149,149
4,200	Alnylam Pharmaceuticals, Inc.(b)	101,262
2,225	Alon USA Energy, Inc.	79,366
5,200	Alpha Natural Resources, Inc.(b)	92,820
6,400	Alpharma, Inc. - Class A	158,656
1,400	AMAG Pharmaceuticals, Inc.(b)	75,166
3,470	Ambassadors Group, Inc.	134,254
1,500	Ambassadors International, Inc.	42,015
5,400	AMCOL International Corp.	154,602
4,546	Amcore Financial, Inc.	109,786
4,000	Amedisys, Inc.(b)	151,400
2,300	Amerco, Inc.(b)	146,855
1,300	America First Apartment Investors, Inc.	32,201
7,000	American Axle & Manaufacturing Holdings, Inc.	169,400
4,100	American Campus Communities, Inc.	104,755
2,699	American Dental Partners, Inc.(b)	69,283
2,800	American Ecology Corp.	57,064
7,300	American Equity Investment Life Holding Co.	82,855
17,600	American Financial Realty Trust.	154,352
6,700	American Greetings Corp. - Class A	165,691
1,200	American Land Lease, Inc.	25,140
155,831	American Medical Systems Holdings, Inc.(b)	2,848,591
6,400	American Oil & Gas, Inc.(b)	37,376
3,357	American Physicians Capital, Inc.(b)	127,297
1,600	American Science & Engineering, Inc.(b)	88,672
2,800	American Software, Inc. Class A	32,732
3,000	American States Water Co.	110,670
5,802	American Superconductor Corp.(b)	110,760
2,800	American Vanguard Corp.	35,280
3,000	American Woodmark Corp.	90,150
2,382	AmericanWest Bancorp	36,326
1,824	America’s Car-Mart, Inc.(b)	23,730
8,100	AMERIGROUP Corp.(b)	224,208
1,933	Ameris Bancorp	34,504
2,600	Amerisafe, Inc.(b)	43,628
6,700	Ameristar Casinos, Inc.	212,256
1,800	Ameron International Corp.	176,094
6,875	AMICAS, Inc.(b)	24,338
12,100	AMIS Holdings, Inc.(b)	124,751
29,300	Amkor Technology, Inc.(b)	362,148
5,500	AMN Healthcare Services, Inc.(b)	118,085
1,000	Ampco-Pittsburgh Corp.	42,220
1,400	Amrep Corp.(b)	57,680
7,200	Amsurg Corp.(b)	181,008
9,600	Anadigics, Inc.(b)	139,488
1,700	Analogic Corp.	112,863
3,872	Anaren, Inc.(b)	66,753
4,076	Anchor Bancorp Wisconsin, Inc.	91,099
3,300	Andersons, Inc. (The)	141,471
19,200	Andrew Corp.(b)	269,952
6,784	Anesiva, Inc.(b)	43,418
5,500	Anixter International, Inc.(b)	454,575
4,098	Ansoft Corp.(b)	103,638
110,286	Ansys, Inc.(b)	2,871,847
8,900	APAC Customer Services, Inc.(b)	22,072
5,300	Apogee Enterprises, Inc.	136,528
7,400	Applebee’s International, Inc.	182,040
12,953	Applera Corp. - Celera Group(b)	155,695
6,964	Applied Industrial Technologies, Inc.	197,708
55,800	Applied Micro Circuits Corp.(b)	162,936
1,600	Applied Signal Technology, Inc.	23,296
2,100	Applix, Inc.(b)	30,429
5,500	Apria Healthcare Group, Inc.(b)	144,210
145,900	Aptargroup, Inc.	5,310,760
10,000	aQuantive, Inc.(b)	661,500

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2007
(Unaudited)

Shares		Value#
UNITED STATES (continued)
70,600	Aquila, Inc.(b)	$266,868
4,500	Arbitron, Inc.	224,100
600	Arcadia Resources, Inc.(b)	600
2,200	Arch Chemicals, Inc.	77,836
2,057	Arctic Cat, Inc.	37,273
11,300	Arena Pharmaceuticals, Inc.(b)	129,159
1,700	Arena Resources, Inc.(b)	92,327
4,900	Argon ST, Inc.(b)	102,606
5,468	Argonaut Group, Inc.	150,534
8,000	Ariad Pharmaceuticals, Inc.(b)	35,120
16,017	Ariba, Inc.(b)	133,742
4,700	Arkansas Best Corp.	169,341
6,200	Armor Holdings, Inc.(b)	545,476
6,900	Arqule, Inc.(b)	39,192
7,728	Array Biopharma, Inc.(b)	77,666
15,800	Arris Group, Inc.(b)	234,156
29,500	Arrow International, Inc.	1,303,605
15,700	Art Technology Group, Inc.(b)	49,926
88,443	Arthrocare Corp.(b)	4,476,985
10,772	ArvinMeritor, Inc.	213,609
6,700	Asbury Automotive Group, Inc.	148,204
15,000	Ashford Hospitality Trust, Inc.	153,300
3,831	Aspect Medical Systems, Inc.(b)	52,140
6,100	Aspen Technology, Inc.(b)	75,640
6,200	Asset Acceptance Capital Corp.	86,056
12,600	Assisted Living Concepts, Inc.(b)	113,400
1,700	Associated Estates Realty Corp.	21,760
2,220	Asta Funding, Inc.	80,098
2,700	Astec Industries, Inc.(b)	140,859
11,600	Asyst Techologies, Inc.(b)	77,488
600	Atherogenics, Inc.(b)	870
6,700	Atheros Communications, Inc.(b)	186,796
1,543	Atlantic Coast Federal Corp.	22,142
3,100	Atlas Air Worldwide Holdings, Inc.(b)	168,051
1,756	Atlas America, Inc.	85,271
91,800	Atmel Corp.(b)	494,802
5,063	ATMI, Inc.(b)	146,726
5,000	ATP Oil & Gas Corp.(b)	226,950
3,500	Atwood Oceanics, Inc.(b)	240,100
2,700	Audible, Inc.(b)	28,782
2,707	Audiovox Corp. - Class A(b)	27,395
7,040	Authorize.Net Holdings, Inc.(b)	122,003
2,800	Auxilium Pharmaceuticals, Inc.(b)	48,916
1,828	Avatar Holdings, Inc.(b)	118,692
5,400	Avid Technology, Inc.(b)	173,340
5,900	Avista Corp.	116,938
7,200	Avocent Corp.(b)	196,920
22,400	Axcelis Technologies, Inc.(b)	124,320
1,350	Axsys Technologies, Inc.(b)	39,555
2,800	AZZ, Inc.(b)	99,400
1,900	Badger Meter, Inc.	63,935
1,566	Balchem Corp.	26,638
4,500	Baldor Electric Co.	205,380
7,732	Bally Technologies, Inc.(b)	190,207
2,600	BancFirst Corp.	105,066
3,300	Bancorp, Inc. (The)(b)	60,984
6,000	BancorpSouth, Inc.	140,100
10,097	Bank Mutual Corp.	106,018
1,976	Bank of Granite Corp.	26,834
2,900	Bank of The Ozarks, Inc.	81,925
3,700	BankAtlantic Bancorp, Inc. - Class A	32,449
3,900	BankFinancial Corp.	53,820
3,086	Bankrate, Inc.(b)	138,407
1,300	BankUnited Financial Corp. - Class A	21,892
2,100	Banner Corp.	64,302
7,858	Barnes Group, Inc.	245,170
2,300	Barrett Business Sevices, Inc.	58,052
5,300	Barrier Therapeutics, Inc.(b)	35,669
3,800	Basic Energy Services, Inc.(b)	79,876
500	Bassett Furniture Industries, Inc.	6,535
9,100	BE Aerospace, Inc.(b)	369,096
26,119	BearingPoint, Inc.(b)	170,296
900	Beasley Broadcasting Group, Inc. - Class A	7,767
3,300	Beazer Homes USA, Inc.	46,167
6,700	Bebe Stores, Inc.	92,929
1,642	Bel Fuse, Inc. - Class B	49,654
7,226	Belden, Inc.	395,840
5,616	Bell Microproducts, Inc.(b)	35,268
9,800	Belo Corp. - Class A	175,420
9,150	Benchmark Electronics, Inc.(b)	203,130
3,700	Bentley Pharmaceuticals, Inc.(b)	42,254
1,100	Berkshire Hills Bancorp, Inc.	28,864
55,600	Berry Petroleum Co. - Class A	2,068,876
3,100	Beverly Hills Bancorp, Inc.	23,188
4,700	BFC Financial Corp. - Class A(b)	14,711
3,100	Big 5 Sporting Goods Corp.	66,247
15,100	Big Lots, Inc.(b)	390,486

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2007
(Unaudited)

Shares		Value#
UNITED STATES (continued)
4,100	Bill Barrett Corp.(b)	$140,712
3,400	BioCryst Pharmaceuticals, Inc.(b)	28,220
2,302	Biolase Technology, Inc.(b)	16,229
13,300	BioMarin Pharmaceuticals, Inc.(b)	240,198
7,400	BioMed Realty Trust, Inc.	161,616
40,000	Bio-Rad Laboratories, Inc. - Class A(b)	2,966,400
1,800	Bio-Reference Labs, Inc.(b)	46,044
5,700	BJ’s Restaurants, Inc.(b)	114,000
8,300	BJ’s Wholesale Club, Inc.(b)	281,868
2,798	Black Box Corp.	112,620
3,720	Black Hills Corp.	138,756
100,000	Blackbaud, Inc.	2,094,000
26,900	Blackboard, Inc.(b)	1,189,787
18,690	Blockbuster, Inc. - Class A(b)	80,180
10,417	Blockbuster, Inc. - Class B(b)	40,939
5,500	Blount International, Inc.(b)	62,535
2,700	Blue Coat Systems, Inc.(b)	131,571
500	Blue Nile, Inc.(b)	37,805
6,000	Bluegreen Corp.(b)	50,760
2,700	BlueLinx Holdings, Inc.	22,599
3,600	Blyth, Inc.	80,352
4,050	Bob Evans Farms, Inc.	131,422
5,500	Bois d’Arc Energy, Inc.(b)	89,430
700	Bolt Technology Corp.(b)	32,592
2,600	Bon-Ton Stores, Inc. (The)	66,352
11,900	Bookham, Inc.(b)	31,297
2,700	Books-A-Million, Inc.	42,579
8,000	Borders Group, Inc.	130,880
15,200	Borland Software Corp.(b)	80,712
1,400	Boston Beer Co., Inc. - Class A(b)	57,064
104,167	Boston Private Financial Holdings, Inc.	2,655,217
6,187	Bottomline Technologies, Inc.(b)	72,140
4,400	Bowater, Inc.	86,328
3,202	Bowne & Co., Inc.	55,523
3,800	Bradley Pharmaceuticals, Inc.(b)	60,952
8,486	Brady Corp. - Class A	296,925
5,700	Briggs & Stratton Corp.	161,652
8,700	Brigham Exploration Co.(b)	42,195
81,700	Bright Horizons Family Solutions, Inc.(b)	3,169,960
11,340	Brightpoint, Inc.(b)	148,894
2,900	Bristow Group, Inc.(b)	137,547
20,573	Brocade Communications Systems, Inc.(b)	144,834
3,300	Bronco Drilling Co., Inc.(b)	47,850
6,423	Brookline Bancorp, Inc.	65,964
8,920	Brooks Automation, Inc.(b)	156,724
7,746	Brown Shoe Co., Inc.	162,201
20,848	Bruker BioSciences Corp.(b)	163,240
3,700	Brush Engineered Materials, Inc.(b)	140,119
9,100	Buckeye Technologies, Inc.(b)	139,503
3,450	Buckle, Inc. (The)	120,578
1,400	Buffalo Wild Wings, Inc.(b)	60,508
7,831	Builders FirstSource, Inc.(b)	114,802
4,916	Building Material Holding Corp.	68,283
10,200	Cabela’s, Inc.(b)	208,182
4,600	Cabot Microelectronics Corp.(b)	196,098
3,600	Cache, Inc.(b)	61,380
4,000	CACI International, Inc. - Class A(b)	177,760
1,700	Cadiz, Inc.(b)	29,852
6,458	CalAmp Corp.(b)	29,771
7,800	Calgon Carbon Corp.(b)	85,800
2,946	California Coastal Communities, Inc.(b)	52,350
6,000	California Pizza Kitchen, Inc.(b)	113,880
3,100	California Water Service Group	114,700
12,624	Caliper Life Sciences, Inc.(b)	60,595
9,800	Callaway Golf Co.	159,054
3,206	Callidus Software, Inc.(b)	31,419
2,700	Callon Petroleum Co.(b)	37,827
4,100	Cal-Maine Foods, Inc.	74,456
5,300	Cambrex Corp.	72,398
900	Camden National Corp.	32,220
5,018	Candela Corp.(b)	50,782
4,300	Cantel Medical Corp.(b)	62,264
1,574	Capital Corp. of the West	27,687
6,600	Capital Senior Living Corp.(b)	58,476
600	Capital Southwest Corp.	81,324
2,600	Capitol Bancorp Ltd.	58,396
4,505	Captaris, Inc.(b)	23,111
5,500	Caraco Pharmaceutical Laboratories Ltd.(b)	84,205
4,300	Caraustar Industries, Inc.(b)	20,726
2,750	CARBO Ceramics, Inc.	123,970
5,500	Cardiac Science Corp.(b)	56,650
4,975	Cardinal Financial Corp.	46,566
2,130	Carmike Cinemas, Inc.	38,894
6,000	Carrier Access Corp.(b)	28,800
4,600	Carrizo Oil & Gas, Inc.(b)	168,222
7,000	Carter’s, Inc.(b)	148,190
2,610	Cascade Corp.	176,932
6,100	Casella Waste Systems, Inc. - Class A(b)	67,893
8,784	Casey’s General Stores, Inc.	218,985

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2007
(Unaudited)

Shares		Value#
UNITED STATES (continued)
6,400	Cash America International, Inc.	$234,368
6,826	Casual Male Retail Group, Inc.(b)	69,762
3,600	Catalina Marketing Corp.	108,684
1,500	Catapult Communications Corp.(b)	12,780
58,610	Cathay General Bancorp	1,794,052
5,250	Cato Corp. (The) - Class A	108,570
1,600	Cavco Industries, Inc.(b)	55,440
17,000	CBIZ, Inc.(b)	115,770
3,400	CBRL Group, Inc.	130,662
10,072	C-COR, Inc.(b)	135,468
3,900	CDI Corp.	110,331
4,100	CEC Entertainment, Inc.(b)	120,991
7,700	Cedar Shopping Centers, Inc.	96,789
4,268	Celadon Group, Inc.(b)	64,276
10,800	Cell Genesys, Inc.(b)	37,152
4,900	Centene Corp.(b)	105,889
12,225	Centennial Bank Holdings, Inc.(b)	79,952
6,843	Centennial Communications Corp.(b)	70,004
1,575	Center Bancorp., Inc.	21,877
2,700	Center Financial Corp.	40,122
6,250	Central European Distribution Corp.(b)	257,312
103,600	Central Garden & Pet Co.(b)	1,303,288
104,800	Central Garden & Pet Co. - Class A(b)	1,282,752
5,500	Central Pacific Financial Corp.	155,155
1,500	Central Vermont Public Service Corp.	51,000
5,300	Century Aluminum Co.(b)	273,162
10,300	Cenveo, Inc.(b)	216,403
8,600	Cepheid, Inc.(b)	126,850
5,000	Ceradyne, Inc.(b)	373,150
2,358	CH Energy Group, Inc.	104,577
13,200	Champion Enterprises, Inc.(b)	154,704
6,800	Chaparral Steel Co.	571,472
4,355	Charlotte Russe Holding, Inc.(b)	77,388
24,799	Charming Shoppes, Inc.(b)	245,014
26,700	Charter Communications, Inc. - Class A(b)	108,402
27,700	Chattem, Inc.(b)	1,555,632
7,300	Checkpoint Systems, Inc.(b)	168,411
6,700	Cheesecake Factory (The)(b)	164,954
4,800	Chemed Corp.	303,744
4,253	Chemical Financial Corp.	92,630
2,600	Cheniere Energy, Inc.(b)	97,812
3,200	Chesapeake Corp.	35,680
800	Chesapeake Utilities Corp.	26,088
1,200	Children’s Place Retail Stores, Inc. (The)(b)	40,932
7,380	Chiquita Brands International, Inc.(b)	129,593
5,800	Chittenden Corp.	194,010
3,852	Cholestech Corp.(b)	81,277
6,160	Chordiant Software, Inc.(b)	88,088
6,100	Christopher & Banks Corp.	91,012
2,506	Churchill Down, Inc.	116,479
8,576	Ciber, Inc.(b)	65,092
14,885	Ciena Corp.(b)	543,749
34,800	Cincinnati Bell, Inc.(b)	179,568
2,800	CIRCOR International, Inc.	111,664
20,200	Cirrus Logic, Inc.(b)	147,056
12,700	Citadel Broadcasting Corp.	63,754
2,200	Citi Trends, Inc.(b)	72,380
1,153	Citizens Communications Co.	16,638
1,000	Citizens First Bancorp, Inc.	18,700
5,820	Citizens Republic Bancorp, Inc.	93,702
9,827	Citizens, Inc.(b)	49,626
3,726	City Holding Co.	122,399
8,200	CKE Restaurants, Inc.	141,778
11,800	CKX, Inc.(b)	146,084
81,100	Clarcor, Inc.	2,821,469
2,492	Clayton Williams Energy, Inc.(b)	58,487
2,672	Clean Harbors, Inc.(b)	128,336
7,629	Cleco Corp.	181,189
5,400	Clifton Savings Bancorp, Inc.	54,000
1,200	Clinical Data, Inc.(b)	27,600
51,300	CMGI, Inc.(b)	81,054
11,400	CNA Surety Corp.(b)	192,660
4,940	CNET Networks, Inc.(b)	37,198
1,500	CoBiz Financial, Inc.	23,190
47,300	Coeur d’Alene Mines Corp.(b)	184,943
9,100	Cogent Communications Group, Inc.(b)	260,988
5,800	Cognex Corp.	121,974
3,900	Cohen & Steers, Inc.	134,355
4,220	Coherent, Inc.(b)	122,169
4,354	Cohu, Inc.	87,036
3,970	Coinmach Service Corp. - Class A	52,047
4,900	Coinstar, Inc.(b)	151,998
8,000	Coldwater Creek, Inc.(b)	157,520
4,200	Collagenex Pharmaceuticals, Inc.(b)	48,972
6,000	Colonial Properties Trust.	207,540
1,100	Columbia Bancorp	20,647
2,931	Columbia Banking System, Inc.	74,447

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2007
(Unaudited)

Shares		Value#
UNITED STATES (continued)
3,600	Columbia Sportswear Co.	$225,720
5,400	Columbus McKinnon Corp.(b)	138,510
6,385	Combinatorx, Inc.(b)	41,183
10,300	Comfort Systems USA, Inc.	133,282
4,500	Commercial Vehicle Group, Inc.(b)	65,250
11,065	CommScope, Inc.(b)	602,268
4,800	Community Bank System, Inc.	86,352
3,398	Community Banks, Inc.	88,416
2,748	Community Trust Bancorp, Inc.	78,813
4,700	Compass Minerals International, Inc.	154,348
35,900	Complete Production Services, Inc.(b)	832,521
7,979	CompuCredit Corp.(b)	209,449
1,400	Computer Programs & Systems, Inc.	37,450
76,500	Comstock Resources, Inc.(b)	2,054,790
3,000	COMSYS IT Partners, Inc.(b)	54,480
3,100	Comtech Telecommunications Corp.(b)	134,757
3,298	Conceptus, Inc.(b)	53,428
106,300	Concur Technologies, Inc.(b)	2,536,318
26,000	Conexant Systems, Inc.(b)	34,060
5,889	Conmed Corp.(b)	164,303
900	Connecticut Water Service, Inc.	21,951
5,101	Conn’s, Inc.(b)	129,412
1,016	Consolidated - Tomoka Land Co.	63,155
4,300	Consolidated Communications Holdings, Inc.	78,346
2,000	Consolidated Graphics, Inc.(b)	131,820
1,800	Contango Oil & Gas Co.(b)	63,288
12,858	Continental Airlines, Inc. - Class B(b)	405,156
2,890	Convera Corp. - Class A(b)	9,537
60,000	Cooper Cos., Inc. (The)	3,007,800
8,500	Cooper Tire & Rubber Co.	195,415
10,900	Corinthian Colleges, Inc.(b)	146,823
6,393	Corporate Office Properties Trust SBI MD	240,952
19,800	Corrections Corp. of America(b)	571,230
2,550	Corvel Corp.(b)	67,830
4,300	Cost Plus, Inc.(b)	30,487
52,000	CoStar Group, Inc.(b)	2,652,000
6,132	Cousins Properties, Inc.	157,654
9,860	Covanta Holding Corp.(b)	223,625
4,400	Cowen Group. Inc.(b)	63,184
4,800	Cox Radio, Inc. - Class A(b)	62,160
1,000	CPI Corp.	58,740
4,000	CPI International, Inc.(b)	68,080
2,600	CRA International, Inc.(b)	123,994
3,400	Crane Co.	155,924
9,100	Credence Systems Corp.(b)	32,305
7,700	Crescent Real Estate EQT Co.	173,866
6,946	Cross Country Healthcare, Inc.(b)	113,706
3,900	Crosstex Energy, Inc.	112,749
7,700	Crown Media Holdings, Inc. - Class A(b)	52,976
3,600	CryoLife, Inc.(b)	34,380
8,929	CSG Systems International, Inc.(b)	223,404
7,100	CSK Auto Corp.(b)	96,844
1,900	CSS Industries, Inc.	68,286
3,940	CT Communications, Inc.	120,761
7,000	CTS Corp.	89,180
4,600	Cubic Corp.	126,638
8,700	Cubist Pharmaceuticals, Inc.(b)	200,622
3,999	Cumulus Media, Inc. - Class A(b)	42,230
7,400	CuraGen Corp.(b)	9,250
1,380	Curis, Inc.(b)	1,628
6,000	Curtiss Wright Corp.	261,420
2,600	Cutera, Inc.(b)	59,124
2,700	CV Therapeutics, Inc.(b)	26,757
110,101	CVB Financial Corp.	1,077,889
2,900	Cyberonics, Inc.(b)	40,600
6,700	Cybersource Corp.(b)	77,117
7,042	Cymer, Inc.(b)	301,046
800	Cynosure, Inc.(b)	24,976
8,000	Cypress Bioscience, Inc.(b)	92,240
17,700	Cypress Semiconductor Corp.(b)	443,562
1,000	D&E Communications, Inc.	15,800
8,174	Daktronics, Inc.	173,779
14,600	Darling International, Inc.(b)	122,494
3,038	Datascope Corp.	104,538
1,800	Dawson Geophysical Co.(b)	98,298
2,300	DealerTrack Holdings, Inc.(b)	82,938
2,669	DEB Shops, Inc.	69,127
1,700	Deckers Outdoor Corp.(b)	175,270
325,000	Del Monte Foods Co.	3,770,000
3,806	dELiA*s, Inc.(b)	26,870
7,050	Delphi Financial Group - Class A	283,198
2,910	Delta Financial Corp.	28,809
9,000	Delta Petroleum Corp.(b)	149,400
2,100	Deltic Timber Corp.	109,179
4,600	Deluxe Corp.	173,696
13,588	Dendreon Corp.(b)	103,405

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2007
(Unaudited)

Shares		Value#
UNITED STATES (continued)
4,283	Depomed, Inc.(b)	$9,808
12,000	DeVry, Inc.	388,800
4,000	DG FastChannel, Inc.(b)	71,040
4,650	Diamond Management & Technology Consultants, Inc.	50,266
12,700	DiamondRock Hospitality Co.	213,868
3,943	Digene Corp.(b)(c)	240,563
5,400	Digi International, Inc.(b)	77,112
5,900	Digimarc Corp.(b)	62,245
200	Digital Angel Corp.(b)	270
6,703	Digital Realty Trust, Inc.	222,205
80,543	Digital River, Inc.(b)	3,625,240
6,300	Dime Community Bancshares.	70,497
3,600	Diodes, Inc.(b)	95,652
1,100	Dionex Corp.(b)	74,811
7,400	Discovery Laboratories, Inc.(b)	15,688
7,800	Ditech Networks, Inc.(b)	58,188
2,723	Dixie Group, Inc.(b)	29,953
5,086	DJO, Inc.(b)	241,483
25,553	Dobson Communications Corp. - Class A(b)	318,135
1,800	Dollar Financial Corp.(b)	45,108
4,643	Dollar Thrifty Automotive Group(b)	171,420
6,700	Domino’s Pizza, Inc.	128,305
3,272	Donegal Group, Inc. - Class A	47,182
9,638	Dot Hill Systems Corp.(b)	36,528
2,100	Dover Downs Gaming & Entertainment, Inc.	25,284
2,200	Dover Motorsports, Inc.	12,804
3,200	Downey Financial Corp.	170,208
12,400	Dress Barn, Inc.(b)	225,556
4,500	Drew Industries, Inc.(b)	156,510
8,200	Dril-Quip, Inc.(b)	393,518
3,700	DRS Technologies, Inc.	193,732
16,500	Drugstore.Com(b)	48,675
4,900	DSP Group, Inc.(b)	87,318
1,400	DSW, Inc. - Class A(b)	46,536
3,948	DTS, Inc.(b)	82,750
3,000	Ducommun, Inc.(b)	83,580
9,100	Durect Corp.(b)	39,130
6,900	Dyax Corp.(b)	26,772
8,330	Dycom Industries, Inc.(b)	232,824
2,615	Dynamex, Inc.(b)	62,812
1,700	Dynamic Materials Corp.	71,519
6,000	Dynavax Technologies Corp.(b)	24,000
42,100	Dynegy, Inc.(b)	375,111
8,700	Eagle Bulk Shipping, Inc.	228,984
7,800	Eagle Materials, Inc.	341,094
19,172	Earthlink, Inc.(b)	133,245
40,000	East West Bancorp, Inc.	1,466,400
4,200	EastGroup Properties, Inc.	173,208
9,206	Echelon Corp.(b)	181,634
1,600	Eclipsys Corp.(b)	34,768
89,300	eCollege.com, Inc.(b)	2,003,892
4,100	Edge Petroleum Corp.(b)	50,881
3,900	EDO Corp.	128,895
4,800	Education Realty Trust, Inc.	63,120
59,200	eFunds Corp.(b)	2,116,400
8,500	EGL, Inc.(b)	400,945
7,300	El Paso Electric Co.(b)	169,871
6,338	Electro Rent Corp.	85,880
6,100	Electro Scientific Industries, Inc.(b)	133,895
8,355	Electronics For Imaging(b)	219,402
6,696	Elizabeth Arden, Inc.(b)	144,232
1,000	eLoyalty Corp.(b)	14,880
2,000	EMC Insurance Group, Inc.	49,260
11,400	EMCOR Group, Inc.(b)	409,260
11,472	Emcore Corp.(b)	88,793
2,176	Emeritus Corp.(b)	53,312
800	Emisphere Technologies, Inc.(b)	3,336
3,900	Emmis Communications Corp - Class A	28,665
5,000	Empire District Electric Co. (The)	108,450
4,200	EMS Technologies, Inc.(b)	92,274
9,400	Emulex Corp.(b)	186,120
97,400	Encore Acquisition Co.(b)	2,519,738
3,938	Encore Capital Group, Inc.(b)	40,680
5,787	Encore Wire Corp.	176,793
6,200	Encysive Pharmaceuticals, Inc.(b)	11,780
14,300	Endeavor International Corp.(b)	16,588
4,963	Energy Conversion Devices, Inc.(b)	148,146
3,954	Energy Partners Ltd.(b)	63,264
1,560	EnergySouth, Inc.	70,309
7,600	EnerSys(b)	137,560
3,600	ENGlobal Corp.(b)	37,944
4,600	Ennis, Inc.	92,828
3,501	EnPro Industries, Inc.(b)	137,869
95,629	Entegris, Inc.(b)	1,030,881
3,300	Entercom Communications Corp. - Class A.	74,514
1,627	Enterprise Financial Services Corp.	32,573
14,800	Entertainment Distribution Co., Inc.(b)	26,048
5,000	Entertainment Properties Trust.	222,750
9,800	Entravision Communications Corp. - Class A(b)	91,728

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2007
(Unaudited)

Shares		Value#
UNITED STATES (continued)
12,700	Entrust, Inc.(b)	$35,687
4,300	Enzo Biochem, Inc.(b)	54,954
4,900	Enzon Pharmaceuticals, Inc.(b)	35,280
7,558	Epicor Software Corp.(b)	98,708
6,495	EPIQ Systems, Inc.(b)	110,740
1,466	EPIX Pharmaceuticals, Inc.(b)	6,230
31,585	Equifax, Inc.	1,277,929
700	Equinix, Inc.(b)	60,837
6,309	Equity Inns, Inc.	141,069
3,800	Equity Lifestyle Properties, Inc.	172,368
10,500	Equity One, Inc.	242,340
5,200	eResearch Technology, Inc.(b)	49,920
1,800	Eschelon Telecom, Inc.(b)	53,118
4,229	ESCO Technologies, Inc.(b)	153,386
6,900	eSpeed, Inc. - Class A(b)	55,890
9,429	Esterline Technologies Corp.(b)	436,468
6,100	Ethan Allen Interiors, Inc.	208,376
143,400	Euronet Worldwide, Inc.(b)	3,643,794
107,677	ev3, Inc.(b)	1,773,440
10,701	Evergreen Energy, Inc.(b)	39,273
7,800	Evergreen Solar, Inc.(b)	64,974
5,300	Exar Corp.(b)	74,889
5,800	EXCO Resources, Inc.(b)	101,268
14,780	Exelixis, Inc.(b)	143,218
4,000	Exponent, Inc.(b)	91,080
7,300	ExpressJet Holdings, Inc.(b)	38,179
8,100	Extra Space Storage, Inc.	113,724
28,300	Extreme Networks(b)	114,898
2,500	E-Z-Em, Inc.(b)	36,725
8,400	Factset Research System, Inc.	554,316
3,400	Fairpoint Communications, Inc.	52,564
5,800	FalconStor Software, Inc.(b)	60,262
709	Famous Dave’s of America, Inc.(b)	14,102
2,406	Farmer Bros. Co.	49,732
3,300	FARO Technologies, Inc.(b)	122,859
3,195	FBL Financial Group, Inc. - Class A	112,432
1,792	Federal Agricultural Mortgage Corp. - Class C	50,140
6,600	Federal Signal Corp.	88,770
4,400	FEI Co.(b)	126,192
9,900	FelCor Lodging Trust, Inc.	217,404
4,900	Ferro Corp.	109,515
5,300	FiberTower Corp.(b)	18,656
4,586	Financial Federal Corp.	130,013
30,500	Finisar Corp.(b)	110,715
7,300	Finish Line - Class A	49,348
10,276	First Acceptance Corp.(b)	91,456
100,000	First Advantage Corp. - Class A(b)	2,009,000
2,400	First Bancorp	43,416
3,545	First Busey Corp.	68,631
7,486	First Cash Financial Services, Inc.(b)	163,120
5,600	First Charter Corp.	103,208
8,000	First Commonwealth Financial Corp.	75,840
3,370	First Community Bancorp, Inc.	169,241
2,460	First Community Bancshares, Inc.	66,174
5,700	First Consulting Group, Inc.(b)	51,813
7,100	First Financial Bancorp.	86,833
2,409	First Financial Bankshares, Inc.	87,302
2,100	First Financial Corp.	49,308
2,252	First Financial Holdings, Inc.	60,939
3,498	First Indiana Corp.	109,662
5,100	First Industrial Realty Trust, Inc.	197,421
3,192	First Merchants Corp.	64,638
80,000	First Mercury Finanacial Corp.(b)	1,582,400
57,570	First Midwest Bancorp, Inc.	1,893,477
12,400	First Niagara Financial Group, Inc.	159,464
2,958	First Place Financial Corp.	46,677
4,700	First Potomac Realty Trust	92,073
2,400	First Regional Bancorp(b)	51,624
34,529	First Republic Bank	1,890,463
2,786	First State Bancorp	48,086
3,100	FirstFed Financial Corp.(b)	140,120
8,600	FirstMerit Corp.	157,638
2,100	Fisher Communications, Inc.(b)	96,033
5,500	Five Star Quality Care, Inc.(b)	40,700
3,700	Flagstar Bancorp, Inc.	39,590
6,300	Flanders Corp.(b)	36,477
9,800	Fleetwood Enterprises, Inc.(b)	92,708
1,800	Flir Systems, Inc.(b)	78,570
2,800	Flotek Industries, Inc.(b)	83,272
6,200	Flow International Corp.(b)	57,226
10,800	Flowers Foods, Inc.	221,400
3,771	Flushing Financial Corp.	56,263
7,600	FNB Corp.	114,076
3,389	Forest Oil Corp.(b)	137,153
7,362	Formfactor, Inc.(b)	282,627
5,000	Forrester Research, Inc.(b)	124,100
54,200	Forward Air Corp.	1,846,594
8,700	Fossil, Inc.(b)	222,285

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2007
(Unaudited)

Shares		Value#
UNITED STATES (continued)
2,270	Foundation Coal Holdings, Inc.	$79,110
26,400	Foundry Networks, Inc.(b)	464,376
2,197	FPIC Insurance Group, Inc.(b)	76,412
4,900	Franklin Bank Corp.(b)	52,577
1,500	Franklin Electric Co., Inc.	69,870
6,900	Fred’s, Inc.	81,903
4,587	Frontier Airlines Holdings, Inc.(b)	24,311
35,000	Frontier Financial Corp.	749,700
6,241	FTI Consulting, Inc.(b)	256,068
3,613	Fuel Systems Solutions, Inc.(b)	60,482
5,100	FuelCell Energy, Inc.(b)	37,536
5,600	Furmanite Corp.(b)	43,680
6,800	Furniture Brands International, Inc.	74,936
5,100	FX Energy, Inc.(b)	36,924
52,410	G&K Services, Inc. - Class A	1,952,797
800	GAMCO Investors, Inc. Class A	41,552
5,000	Gander Mountain Co.(b)	51,500
7,700	Gardner Denver, Inc.(b)	320,243
45,100	Gateway, Inc.(b)	64,042
5,000	Gaylord Entertainment Co.(b)	249,900
1,930	GB&T Bancshares, Inc.	27,194
2,400	Gehl Co.(b)	61,392
42,400	Gemstar-TV Guide International, Inc.(b)	243,376
3,600	GenCorp, Inc.(b)	42,552
7,800	General Cable Corp.(b)	620,100
11,363	General Communication, Inc. - Class A(b)	130,788
3,800	Genesco, Inc.(b)	192,090
7,500	Genesee & Wyoming, Inc. - Class A(b)	192,375
4,800	Genesis Microchip, Inc.(b)	41,424
1,300	Genlyte Group, Inc.(b)	90,441
23,500	Gen-Probe, Inc.(b)	1,480,735
2,100	GenTek, Inc.(b)	62,181
175,000	Gentex Corp.	3,454,500
6,624	Gentiva Health Services, Inc.(b)	132,281
9,090	GenVec, Inc.(b)	16,726
5,600	Geo Group, Inc. (The)(b)	154,896
2,300	Georgia Gulf Corp.	37,237
4,355	Gerber Scientific, Inc.(b)	45,205
14,891	Geron Corp.(b)	93,813
2,300	Gevity HR, Inc.	34,569
6,200	Gibraltar Industries, Inc.	119,722
3,900	G-III Apparel Group, Ltd.(b)	62,907
56,250	Glacier Bancorp, Inc.	1,071,562
8,600	Glatfelter.	115,498
4,900	Glimcher Realty Trust	104,174
2,500	Global Cash Access Holdings, Inc.(b)	34,150
7,200	GMH Communities Trust.	60,480
2,100	GMX Resources, Inc.(b)	66,234
27,600	Golden Star Resources Ltd.(b)	101,676
2,100	Goodrich Petroleum Corp.(b)	63,189
2,175	Gorman-Rupp Co. (The)	62,401
17,000	GrafTech International Ltd.(b)	263,330
5,600	Granite Construction, Inc.	363,944
31,700	Graphic Packaging Corp.(b)	140,748
6,900	Gray Television, Inc.	55,545
4,600	Great American Financial Resources, Inc.	110,216
5,200	Great Atlantic & Pacific Tea Co.(b)	151,580
2,440	Great Southern Bancorp, Inc.	61,366
3,900	Great Wolf Resorts, Inc.(b)	51,714
5,500	Greatbatch, Inc.(b)	170,665
6,800	Greater Bay Bancorp.	182,784
1,800	Green Bankshares, Inc.	59,508
4,698	Green Mountain Coffee Roasters, Inc.(b)	139,296
2,500	Greenbrier Cos., Inc.	83,425
6,248	Greenfield Online, Inc(b)	101,468
2,500	Greenhill & Co., Inc.	145,000
2,200	Greif, Inc - Class A	121,000
28,854	Grey Wolf, Inc.(b)	213,808
6,529	Griffon Corp.(b)	114,715
5,300	Group 1 Automotive, Inc.	198,856
3,300	Grubb & Ellis Co.(b)	32,274
5,100	GSI Commerce, Inc.(b)	113,526
2,700	GTx, Inc.(b)	41,499
14,600	Guess?, Inc.	693,354
3,800	Guitar Center, Inc.(b)	220,590
2,646	Gulf Island Fabrication, Inc	90,387
4,349	Gulfmark Offshore, Inc.(b)	204,316
4,632	Gulfport Energy Corp.(b)	88,054
7,058	Gymboree Corp(b)	303,847
4,700	Haemonetics Corp.(b)	232,274
72,088	Hain Celestial Group, Inc.(b)	1,952,864
400	Hallmark Financial Services(b)	4,848
7,400	Halozyme Therapeutics, Inc.(b)	59,496
4,278	Hancock Holding Co.	151,313
1,900	Hanger Orthopedic Group, Inc.(b)	20,387
80,868	Hanmi Financial Corp.	1,172,586
15,500	Hanover Compressor Co.(b)	369,365
2,100	Hardinge, Inc.	69,132
5,223	Harleysville Group, Inc.	146,296

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2007
(Unaudited)

Shares		Value#
UNITED STATES (continued)
4,971	Harleysville National Corp.	$73,273
11,272	Harmonic, Inc.(b)	99,983
11,100	Harris Interactive, Inc.(b)	49,728
4,661	Harris Stratex Networks, Inc. - Class A(b)	79,330
142,895	Harte-Hanks, Inc.	3,365,177
6,100	Hartmarx Corp.(b)	52,155
8,298	Harvest Natural Resources, Inc.(b)	93,436
2,600	Haverty Furniture Cos., Inc.	28,990
7,600	Hawaiian Holdings, Inc.(b)	22,800
11,663	Hayes Lemmerz International, Inc.(b)	55,982
10,800	HB Fuller Co.	298,404
5,800	Headwaters, Inc.(b)	93,554
2,700	Healthcare Services Group	74,844
4,800	HealthExtras, Inc.(b)	128,784
8,800	HealthTronics, Inc.(b)	35,112
3,300	Healthways, Inc.(b)	144,210
16,533	Heartland Express, Inc.	246,507
3,200	Heartland Payment Systems, Inc.	99,296
20,100	Hecla Mining Co.(b)	157,785
1,600	Heico Corp.	64,256
63,300	Heico Corp. - Class A	2,104,725
3,300	Heidrick & Struggles International, Inc.(b)	177,342
50,000	Helix Energy Solutions Group, Inc.(b)	1,947,500
4,033	Hercules Technology Growth Capital, Inc.	49,485
10,500	Hercules, Inc.(b)	217,980
2,500	Heritage Commerce Corp.	49,625
3,400	Herley Industries, Inc.(b)	48,314
7,140	Hersha Hospitality Trust	74,970
2,900	Hexcel Corp.(b)	63,046
3,150	Hibbett Sports, Inc.(b)	80,734
4,600	Highwoods Properties, Inc.	149,638
6,600	Hilb, Rogal & Hobbs Co.	285,780
2,900	Hill International, Inc.(b)	21,460
1,850	Hi-Tech Pharmacal Co., Inc.(b)	18,962
1,600	Hittite Microwave Corp.(b)	64,352
4,000	HMS Holdings Corp.(b)	76,120
2,900	HNI Corp.	118,407
7,840	Hologic, Inc.(b)	406,112
950	Home Federal Bancorp, Inc.	13,167
3,900	Home Properties, Inc.	180,570
11,700	Home Solutions of America, Inc.(b)	55,341
6,500	Hooper Holmes, Inc.(b)	17,030
3,800	Horace Mann Educators Corp.	67,754
2,125	Horizon Financial Corp.	41,544
1,600	Horizon Lines, Inc. - Class A	46,176
7,076	Horizon Offshore, Inc.(b)	130,269
3,800	Hornbeck Offshore Services, Inc.(b)	163,590
10,500	Hot Topic, Inc.(b)	94,500
8,950	HUB Group, Inc. - Class A(b)	304,479
6,000	Hudson Highland Group, Inc.(b)	99,000
1,100	Hughes Communications, Inc.(b)	50,710
5,000	Human Genome Sciences, Inc.(b)	38,800
1,200	Hurco Cos., Inc.(b)	55,896
600	Huron Consulting Group, Inc.(b)	40,758
5,700	Hutchinson Technology, Inc.(b)	114,342
13,100	Hypercom Corp.(b)	67,334
2,500	i2 Technologies, Inc.(b)	40,600
4,944	Ibasis, Inc.(b)	46,474
1,500	IBERIABANK Corp.	63,210
200	ICO, Inc.(b)	2,012
8,198	Iconix Brand Group, Inc.(b)	162,157
2,600	ICT Group, Inc.(b)	41,054
3,200	ICU Medical, Inc.(b)	106,368
1,600	ID Systems, Inc.(b)	16,864
3,800	Idacorp, Inc.	117,648
4,200	Idaho General Mines, Inc.(b)	29,274
52,500	IDEX Corp.	1,901,025
1,400	IDT Corp.	13,818
9,500	IDT Corp. - Class B	94,810
4,600	I-Flow Corp.(b)	81,466
9,900	iGate Corp.(b)	76,032
3,100	Ihop Corp.	202,213
5,000	IHS, Inc. - Class A(b)	237,100
3,997	II-VI, Inc.(b)	99,246
14,111	IKON Office Solutions, Inc.	195,579
6,803	Illumina, Inc.(b)	310,013
5,200	Imation Corp.	162,656
1,400	Imergent, Inc.	30,240
3,800	Immersion Corp.(b)	59,242
4,600	Immucor, Inc.(b)	143,336
9,178	Immunogen, Inc.(b)	43,779
8,450	Immunomedics, Inc.(b)	24,336
9,764	Incyte Corp.(b)	51,945
1,300	Independence Holding Co.	23,959
42,700	Independent Bank Corp./MA	1,156,743
3,098	Independent Bank Corp./MI	37,548
6,700	Indevus Pharmaceuticals, Inc.(b)	47,503
4,000	Infinity Pharmaceuticals, Inc.(b)	42,800
3,520	Infinity Property & Casuality Corp	155,021
5,300	Infocrossing, Inc.(b)	93,386

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2007
(Unaudited)

Shares		Value#
UNITED STATES (continued)
14,400	Informatica Corp.(b)	$200,736
7,000	Infospace, Inc.	145,740
4,730	infoUSA, Inc.	48,482
8,800	Infrasource Services, Inc.(b)	304,656
1,712	Ingles Markets, Inc. - Class A	50,144
8,000	Inland Real Estate Corp.	120,960
3,400	Innovative Solutions & Support, Inc.(b)	60,622
7,420	InPhonic, Inc.(b)	26,712
21,563	Input/Output, Inc.(b)	307,273
8,667	Insight Enterprises, Inc.(b)	195,528
7,419	Insituform Technologies, Inc. - Class A(b)	122,562
10,355	Inspire Pharmaceuticals, Inc.(b)	56,952
3,600	Insteel Industries, Inc.	69,732
2,817	Integra Bank Corp.	50,819
34,959	Integra LifeScience Holdings Corp.(b)	1,735,714
1,486	Integral Systems, Inc.	34,921
3,084	Integrated Electrical Services, Inc.(b)	82,158
10,300	Integrated Silicon Solutions, Inc.(b)	65,405
3,964	Integrys Energy Group, Inc.	196,178
3,369	Inter Parfums, Inc.	73,815
2,100	Interactive Intelligence, Inc.(b)	43,449
8,502	InterDigital, Inc.(b)	237,631
8,490	Interface, Inc. - Class A	156,471
7,500	Intermec, Inc.(b)	192,225
6,500	InterMune, Inc.(b)	138,775
5,500	Internap Network Services Corp.(b)	81,070
9,130	International Bancshares Corp.	201,134
7,600	International Royalty Corp.	52,433
3,400	International Securities Exchange Holdings, Inc.	223,380
9,500	Internet Capital Group, Inc.(b)	108,490
3,730	Intersections, Inc.(b)	36,330
6,200	Interstate Hotels & Resorts, Inc.(b)	26,970
4,500	Inter-Tel, Inc.	111,690
1,500	Intervest Bancshares Corp.	37,140
8,644	InterVoice, Inc.(b)	68,806
10,400	Interwoven, Inc.(b)	144,040
4,500	Intevac, Inc.(b)	73,125
5,049	Introgen Therapeutics, Inc.(b)	16,106
4,200	Invacare Corp.	86,310
3,800	inVentiv Health, Inc.(b)	134,824
7,200	Inverness Medical Innovations, Inc.(b)	348,552
8,100	Investment Technology Group, Inc.(b)	323,676
5,600	INVESTools, Inc.(b)	55,552
15,300	Iomega Corp.(b)	80,937
8,000	Ionatron, Inc.(b)	26,160
3,400	Iowa Telecommunications Services, Inc.	69,904
8,000	Ipass, Inc.(b)	38,000
3,100	IRIS International, Inc.(b)	49,321
4,400	Irwin Financial Corp.	51,568
10,035	Isis Pharmaceuticals, Inc.(b)	104,464
5,400	Isle of Capri Casinos, Inc.(b)	115,776
3,200	ISTA Pharmaceuticals, Inc.(b)	21,760
2,700	ITC Holdings Corp.	113,535
1,902	Itron, Inc.(b)	151,076
1,662	Ixia(b)	15,556
7,832	IXYS Corp.(b)	74,482
3,300	J & J Snack Foods Corp.	113,685
6,000	j2 Global Communications, Inc.(b)	195,840
127,428	Jack Henry & Associates, Inc.	3,060,821
7,043	Jack in the Box, Inc.(b)	450,682
3,900	Jackson Hewitt Tax Service, Inc.	106,080
6,693	Jakks Pacific, Inc.(b)	158,691
5,800	Javelin Pharmaceuticals, Inc.(b)	25,810
7,000	JDA Software Group, Inc.(b)	158,270
7,500	JetBlue Airways Corp.(b)	73,875
5,400	Jo-Ann Stores, Inc.(b)	128,574
200	John B. Sanfilippo & SON(b)	2,216
3,325	Jos. A. Bank Clothiers, Inc.(b)	114,712
4,100	Journal Register Co.	13,079
4,600	Jupitermedia Corp.(b)	35,604
9,800	K2, Inc.(b)	143,178
3,100	Kadant, Inc.(b)	83,545
2,000	Kaiser Aluminum Corp.	135,020
4,647	Kaman Corp.	155,628
7,100	Kansas City Southern.(b)	245,021
45,000	Kaydon Corp.	2,394,450
2,300	Keithley Instruments, Inc.	24,840
3,100	Kelly Services, Inc. - Class A	77,035
19,377	Kemet Corp.(b)	136,414
2,700	Kendle International, Inc.(b)	99,765
3,000	Kenexa Corp.(b)	107,340
4,200	Kennametal, Inc.	321,972
2,300	Kenneth Cole Productions, Inc. - Class A	48,645
2,049	Kensey Nash Corp.(b)	50,016
4,061	Keryx Biopharmaceuticals, Inc.(b)	34,925
5,300	Keynote Systems, Inc.(b)	79,447

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2007
(Unaudited)

Shares		Value#
UNITED STATES (continued)
3,620	Keystone Automotive Industries, Inc.(b)	$169,271
1,800	K-Fed Bancorp	23,868
9,125	Kforce, Inc.(b)	132,221
3,200	Kimball International, Inc. - Class B	41,824
5,900	Kindred Healthcare, Inc.(b)	158,002
7,700	Kirby Corp.(b)	311,927
5,600	Kite Realty Group Trust	89,376
425	KMG Chemicals, Inc.	8,819
4,600	KNBT Bancorp, Inc.	60,490
20,300	Knight Capital Group, Inc. - Class A(b)	287,042
10,150	Knight Transportation, Inc.	179,046
2,700	Knoll, Inc.	53,487
5,443	Komag, Inc.(b)	174,231
18,642	Kopin Corp.(b)	71,026
5,400	Korn/Ferry International(b)	127,602
5,624	Kosan Biosciences, Inc.(b)	23,396
11,800	Krispy Kreme Doughnuts, Inc.(b)	80,240
4,700	Kronos Worldwide, Inc.	109,933
2,497	K-Swiss, Inc. - Class A	55,608
8,637	Kulicke & Soffa Industries, Inc.(b)	80,842
4,200	KV Pharmaceutical Co. - Class A(b)	114,828
3,400	KVH Industries, Inc.(b)	29,988
45,200	Kyphon, Inc.(b)	2,966,024
11,476	L-1 Indentity Solutions, Inc.(b)	196,699
7,013	La Jolla Pharmaceutical Co.(b)	27,982
1,700	LaBarge, Inc.(b)	20,485
6,100	Labor Ready, Inc.(b)	143,716
3,700	Laclede Group, Inc. (The)	109,335
2,233	Ladish Co., Inc.(b)	108,278
2,630	Lakeland Bancorp, Inc.	29,298
1,300	Lakeland Financial Corp.	29,497
5,500	Lakes Entertainment, Inc.(b)	60,060
3,100	Lamson & Sessions Co. (The)(b)	68,634
54,600	Lancaster Colony Corp.	2,114,112
66,129	Lance, Inc.	1,665,790
2,100	LandAmerica Financial Group, Inc.	160,839
1,300	Landauer, Inc.	61,880
4,874	Landec Corp.(b)	56,100
700	Landry’s Restaurants, Inc.	18,543
5,600	LaSalle Hotel Properties	224,168
26,276	Lattice Semiconductor Corp(b)	124,286
29,300	Lawson Software, Inc.(b)	279,229
3,270	Layne Christensen Co.(b)	147,706
10,000	La-Z-Boy, Inc.	100,100
2,543	LCA-Vision, Inc.	90,302
6,400	Lear Corp.(b)	214,912
3,653	Learning Tree International, Inc.(b)	48,548
5,200	LECG Corp.(b)	72,644
4,600	Lee Enterprises, Inc.	81,006
2,800	Lennox International, Inc.	107,240
22,450	Level 3 Communications, Inc.(b)	117,414
14,300	Lexicon Pharmaceuticals, Inc.(b)	46,189
8,000	Lexington Realty Trust	150,960
1,700	Libbey, Inc.	33,915
3,600	Life Time Fitness, Inc.(b)	185,112
4,800	Lifecell Corp.(b)	147,312
3,000	Lifecore Biomedical, Inc.(b)	45,870
1,624	Lifetime Brands, Inc.	31,473
5,430	Lin TV Corp. - Class A(b)	82,210
4,764	Lincoln Educational Services Corp.(b)	62,027
5,357	Lincoln Electric Holdings, Inc.	385,650
1,658	Lindsay Corp.	67,414
11,244	Lionbridge Technologies(b)	52,734
2,800	Lithia Motors, Inc. - Class A	57,652
3,900	Littelfuse, Inc.(b)	127,101
10,400	Live Nation, Inc.(b)	206,544
9,100	LKQ Corp.(b)	258,713
2,600	LMI Aerospace, Inc.(b)	57,642
2,289	Lodgenet Entertainment Corp(b)	71,920
5,600	Lodgian, Inc.(b)	71,288
3,600	LoJack Corp.(b)	76,752
6,900	Longs Drug Stores Corp.	333,684
4,124	Loral Space & Communications, Inc.(b)	170,692
2,300	LSB Industries, Inc.(b)	44,827
3,798	LSI Industries, Inc.	63,313
12,900	LTX Corp.(b)	59,211
7,172	Luby’s,Inc(b)	71,863
2,000	Lufkin Industries, Inc.	118,420
104,995	Luminex Corp.(b)	1,253,640
4,000	M&F Worldwide Corp.(b)	233,360
1,200	M/I Homes, Inc.	29,460
2,420	Macatawa Bank Corp.	27,830
1,700	Mac-Gray Corp.(b)	25,925
8,033	Macrovision Corp.(b)	191,025
4,792	MAF Bancorp, Inc.	251,676
6,700	Magellan Health Services, Inc.(b)	280,194
5,840	Magma Design Automation, Inc.(b)	86,490
4,700	Maguire Properties, Inc.	134,467
3,200	Maidenform Brands, Inc.(b)	57,536
2,956	MainSource Financial Group, Inc.	46,054

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2007
(Unaudited)

Shares		Value#
UNITED STATES (continued)
3,400	Manhattan Associates, Inc.(b)	$94,758
3,600	Mannatech, Inc.	33,876
2,700	MannKind Corp.(b)	28,512
3,000	Mantech International Corp - Class A(b)	97,980
5,529	Marchex, Inc. - Class B	74,531
3,564	Marcus Corp.	70,140
4,700	Marine Products Corp.	41,031
3,400	MarineMax, Inc.(b)	63,580
12,100	Mariner Energy, Inc.(b)	255,673
3,800	MarketAxess Holdings, Inc.(b)	63,118
1,535	Markwest Hydrocarbon, Inc.	83,274
3,345	Marlin Business Services Corp.(b)	65,194
6,000	Martek Biosciences Corp.(b)	153,720
3,900	Marten Transport Ltd.(b)	58,383
400	Martha Stewart Living Omnimedia, Inc. - Class A	5,404
4,400	Marvel Entertainment, Inc.(b)	106,612
10,400	Mastec, Inc.(b)	142,168
3,200	Material Sciences Corp.(b)	35,200
3,700	Matria Healthcare, Inc.(b)	95,571
4,100	Matrix Service Co.(b)	94,669
1,600	Matrixx Initiatives, Inc.(b)	34,384
79,893	Matthews International. Corp. - Class A	3,056,706
12,215	Mattson Technology, Inc.(b)	121,661
1,800	Maui Land & Pineapple Co., Inc.(b)	57,312
3,400	MAXIMUS, Inc.	142,086
2,400	Maxwell Technologies, Inc.(b)	32,400
8,789	Maxygen, Inc.(b)	71,630
5,386	MB Financial, Inc.	171,706
2,056	MBT Financial Corp.	25,638
3,457	McCormick & Schmick’s Seafood Restaurants, Inc.(b)	84,282
8,000	MCG Capital Corp.	115,760
4,100	Mcgrath Rentcorp	122,672
2,400	McMoRan Exploration Co.(b)	34,200
3,900	Meadowbrook Insurance Group, Inc.(b)	35,022
1,200	Medallion Financial Corp.	13,788
18,096	Medarex, Inc.(b)	256,239
4,532	Medcath Corp.(b)	137,274
2,700	Media General, Inc. Class A	76,140
8,687	Mediacom Communications Corp. - Class A(b)	78,704
3,600	Medical Action Industries, Inc.(b)	70,056
7,200	Medical Staffing Network Holdings, Inc.(b)	40,752
3,800	Medicines Co. (The)(b)	60,458
5,500	Medicis Pharmaceutical Corp. - Class A	156,915
1,400	Medis Technologies Ltd.(b)	18,760
898	Medtox Scientific, Inc.(b)	17,601
3,800	Men’s Wearhouse, Inc.	187,720
6,200	Mentor Corp.	243,970
15,900	Mentor Graphics Corp.(b)	190,959
840	Mercantile Bank Corp.	17,254
5,500	Mercury Computer Systems, Inc.(b)	60,115
4,300	Merge Technologies, Inc.(b)	23,392
26,751	Meridian Bioscience, Inc.	597,350
16,500	Meridian Resource Corp.(b)	44,385
4,700	Merit Medical Systems, Inc.(b)	52,593
3,700	Meritage Homes Corp.(b)	72,150
8,480	Mesa Air Group, Inc.(b)	56,392
6,700	Metabasis Therapeutics, Inc.(b)	22,378
4,300	Metal Management, Inc.	180,643
7,114	Methode Electronics, Inc.	115,033
340	Metretek Technologies, Inc.(b)	4,777
3,300	MGE Energy, Inc.	99,033
4,900	MGI Pharma, Inc.(b)	122,647
1,377	MGP Ingredients, Inc.	22,376
2,200	Michael Baker Corp.(b)	79,310
7,750	Micrel, Inc.	80,212
4,700	Micros Systems, Inc.(b)	250,416
8,306	Microsemi Corp.(b)	193,613
100	MicroStrategy, Inc. - Class A(b)	7,311
11,300	Microtune, Inc.(b)	61,585
1,200	Micrus Endovascular Corp.(b)	28,224
2,200	Mid-America Apartment Communities, Inc.	99,286
1,900	Midas, Inc.(b)	34,523
1,000	Middleby Corp.(b)	62,010
1,800	Middlesex Water Co.	35,568
3,000	Midway Games, Inc.(b)	18,300
3,580	Midwest Banc Holdings, Inc.	51,122
2,900	Miller Industries, Inc.(b)	70,528
12,700	Mindspeed Technologies, Inc.(b)	23,114
4,600	Mine Safety Appliances Co.	209,990
2,200	Minerals Technologies, Inc.	142,274
6,300	Minrad International, Inc.(b)	29,925
7,761	MIPS Technologies, Inc.(b)	68,685
2,500	Mission West Properties.	31,500
4,500	MIVA, Inc.(b)	29,025
10,081	MKS Instruments, Inc.(b)	228,839

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2007
(Unaudited)

Shares		Value#
UNITED STATES (continued)
7,400	Mobile Mini, Inc.(b)	$211,418
3,800	Modine Manufacturing Co.	97,280
1,484	Moldflow Corp.(b)	30,986
4,400	Molina Healthcare, Inc.(b)	138,116
5,500	Monaco Coach Corp.	76,725
2,900	Monarch Casino & Resort, Inc.(b)	82,041
3,200	MoneyGram International, Inc.	81,888
2,020	Monogram Biosciences, Inc.(b)	3,353
4,411	Monolithic Power Systems, Inc.(b)	73,752
2,364	Monro Muffler, Inc.	79,147
6,000	Moog, Inc. - Class A(b)	256,920
300	Morgans Hotel Group Co.(b)	5,787
1,300	Morningstar, Inc.(b)	63,674
8,500	MoSys, Inc.(b)	71,485
1,376	Mothers Work, Inc.(b)	30,547
3,218	Movado Group, Inc.	90,876
26,800	Move, Inc.(b)	89,780
677	Movie Gallery, Inc.(b)	379
19,900	MPS Group, Inc.(b)	265,267
29,904	MRV Communications, Inc.(b)	79,246
10,441	MSC.Software Corp.(b)	135,524
3,300	MTC Technologies, Inc.(b)	72,105
5,300	MTR Gaming Group, Inc.(b)	67,522
2,900	MTS Systems Corp.	121,075
4,000	Mueller Industries, Inc.	147,520
5,453	Mueller Water Products, Inc. - Class B	71,980
5,300	Multi-Fineline Electronix, Inc.(b)	75,578
6,893	Multimedia Games, Inc.(b)	72,239
100	MWI Veterinary Supply, Inc.(b)	3,867
6,700	Myers Industries, Inc.	143,313
6,700	Myriad Genetics, Inc.(b)	250,446
9,600	Nabi Biopharmaceuticals(b)	40,896
785	NACCO Industries, Inc. - Class A	103,243
4,000	Nara Bancorp, Inc.	59,040
2,500	Nash Finch Co.	100,675
1,311	Nastech Pharmaceutical Co., Inc.(b)	16,571
2,700	NATCO Group, Inc. - Class A(b)	124,983
9,120	National Beverage Corp.	91,200
0	National City Corp.	0
34,400	National Financial Partners Corp.	1,594,784
1,840	National Healthcare Corp.	95,974
100,000	National Instruments Corp.	3,235,000
5,484	National Penn Bancshares, Inc.	81,054
8,072	National Retail Properties, Inc.	174,840
4,100	Natus Medical, Inc.(b)	62,566
5,320	Nautilus, Inc.	52,349
8,500	Navigant Consulting, Inc.(b)	133,875
53,324	Navigators Group, Inc.(b)	2,789,379
6,900	Navistar International Corp.(b)	434,700
6,000	NBT Bancorp, Inc.	108,540
8,800	NBTY, Inc.(b)	383,152
4,300	NCI Building Systems, Inc.(b)	207,948
5,300	Nelnet, Inc. Class A	91,690
2,178	Neogen Corp.(b)	63,663
1,100	Neon Communications Group, Inc.(b)	5,445
2,400	Neopharm, Inc.(b)	2,664
4,900	Neoware, Inc.(b)	77,469
4,290	NetFlix, Inc.(b)	73,917
5,229	Netgear, Inc.(b)	144,634
2,400	Netlogic Microsystems, Inc.(b)	73,152
8,900	Netscout Systems, Inc.(b)	86,419
6,300	Network Equipment Technologies, Inc.(b)	59,472
9,100	Neurocrine Biosciences, Inc.(b)	92,547
8,600	Neurogen Corp.(b)	36,378
5,932	New Frontier Media, Inc.	50,363
4,800	New Jersey Resources Corp.	225,600
1,896	New York Community Bancorp, Inc.	30,772
12,900	NewAlliance Bancshares, Inc.	174,279
3,800	NewMarket Corp.	176,434
21,377	Newpark Resources, Inc.(b)	135,317
8,760	Newport Corp.(b)	114,493
11,402	NexCen Brands, Inc.(b)	96,689
10,733	NIC, Inc.	71,589
2,500	Nicor, Inc.	98,525
7,400	NL Industries	72,964
1,900	NMT Medical, Inc.(b)	22,211
2,440	NN, Inc.	25,864
1,800	Noble International Ltd.	33,786
6,600	Nordson Corp.	302,016
3,300	North Pittsburgh Systems, Inc.	76,857
9,052	Northwest Bancorp, Inc.	237,706
3,044	Northwest Natural Gas Co.	126,844
2,100	Northwest Pipe Co.(b)	70,581
165	NorthWestern Corp.	4,465
5,300	NovaMed, Inc.(b)	28,249
7,300	Novatel Wireless, Inc.(b)	157,169
13,800	Novavax, Inc.(b)	40,986

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2007
(Unaudited)

Shares		Value#
UNITED STATES (continued)
5,010	Noven Pharmaceuticals, Inc.(b)	$88,978
2,600	NPS Pharmaceuticals, Inc.(b)	11,206
4,000	NU Horizons Electronics Corp.(b)	41,480
6,500	Nu Skin Enterprises, Inc. - Class A	100,880
26,829	Nuance Communications, Inc.(b)	442,142
3,500	Nuco2, Inc.(b)	88,445
6,050	Nutri/System, Inc.(b)	337,106
63,850	NuVasive, Inc.(b)	1,831,218
1,146	Nuvelo, Inc.(b)	2,544
3,000	NxStage Medical, Inc.(b)	39,840
1,500	NYMAGIC, Inc.	54,570
12,300	Oakley, Inc.	346,860
2,800	Oceaneering International, Inc.(b)	157,248
2,207	OceanFirst Financial Corp.	33,988
4,900	O’Charleys, Inc.	86,877
14,700	Ocwen Financial Corp.(b)	159,348
8,000	Odyssey HealthCare, Inc.(b)	86,480
4,100	Odyssey Marine Exploration, Inc.(b)	21,197
9,500	Odyssey Re Holdings Corp.	334,400
6,800	Ohio Casualty Corp.	295,188
7,100	Oil States International, Inc.(b)	310,554
6,400	Old Dominion Freight Line(b)	184,704
8,900	Old National Bancorp.	128,160
2,500	Old Second Bancorp, Inc.	68,875
8,800	Olin Corp.	183,656
1,400	Olympic Steel, Inc.	36,778
4,000	OM Group, Inc.(b)	193,760
1,870	Omega Financial Corp.	44,805
1,800	Omega Flex, Inc.	32,148
5,500	Omnicell, Inc.(b)	131,340
11,100	Omnivision Technologies, Inc.(b)	190,587
8,600	Omnova Solutions, Inc.(b)	48,676
8,400	On Assignment, Inc.(b)	84,252
34,610	ON Semiconductor Corp.(b)	409,090
14,900	On2 Technologies, Inc.(b)	26,224
1,100	One Liberty Properties, Inc.	21,813
5,800	Online Resources Corp.(b)	63,394
3,100	Onyx Pharmacueticals, Inc.(b)	86,211
13,916	Openwave Systems, Inc.	73,198
3,800	Oplink Communications, Inc.(b)	61,446
3,900	Opnet Technologies, Inc.(b)	40,521
14,800	Opsware, Inc.(b)	208,680
7,700	Optical Communication Products, Inc.(b)	12,320
6,600	Option Care, Inc.	127,974
3,200	optionsXpress Holdings, Inc.	80,032
8,365	OraSure Technologies, Inc.(b)	67,004
12,400	Orbital Sciences Corp.(b)	262,756
4,317	Orchid Cellmark, Inc.(b)	21,585
200	Ormat Technologies, Inc.	8,290
3,400	OSI Pharmaceuticals, Inc.(b)	109,616
4,000	OSI Systems, Inc.(b)	99,040
3,961	Otter Tail Corp.	116,691
6,200	Outdoor Channel Holdings, Inc.(b)	60,016
2,400	Overstock.com, Inc.(b)	44,808
5,400	Owens & Minor, Inc.	207,630
2,929	Oxford Industries, Inc.	118,332
800	OYO Geospace Corp.(b)	62,192
3,200	P.F. Chang’s China Bistro, Inc.(b)	104,768
5,786	Pacific Capital Bancorp	120,928
10,100	Pacific Sunwear Of California(b)	182,002
6,400	Packeteer, Inc.(b)	44,032
4,500	PAETEC Holding Corp.(b)	53,100
8,500	Pain Therapeutics, Inc.(b)	71,230
9,600	Palatin Technologies, Inc.(b)	17,568
5,344	Palm Harbor Homes, Inc.(b)	72,999
18,800	Palm, Inc.(b)	280,496
1,994	Palomar Medical Technologies, Inc.(b)	63,669
6,900	Panacos Pharmaceuticals, Inc.(b)	22,770
51,900	Panera Bread Co. Class A(b)	2,109,216
3,800	Pantry, Inc. (The)(b)	132,392
2,400	Papa John’s International, Inc.(b)	65,832
5,600	Par Pharmaceutical Cos., Inc.(b)	132,664
6,500	Parallel Petroleum Corp.(b)	132,405
4,500	Parexel International Corp.(b)	181,935
4,200	Park Electrochemical Corp.	124,530
1,300	Park National Corp.	103,285
16,837	Parker Drilling Co.(b)	158,605
3,500	Parkervision, Inc.(b)	40,600
2,626	Park-Ohio Holdings Corp.(b)	65,230
2,500	Parkway Properties, Inc.	101,450
7,500	Partners Trust Financial Group, Inc.	89,700
9,800	Pathmark Stores, Inc.(b)	121,324
800	Patriot Capital Funding, Inc.	10,256
11,500	Payless Shoesource, Inc.(b)	306,130
6,100	PC Connection, Inc.(b)	81,984
6,114	PC-Tel, Inc.(b)	49,951

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2007
(Unaudited)

Shares		Value#
UNITED STATES (continued)
3,910	PDF Solutions, Inc.(b)	$43,362
1,616	PDI, Inc.(b)	17,776
6,200	PDL BioPharma, Inc.(b)	145,638
1,246	Peapack Gladstone Financial Corp.	33,081
2,542	Peet’s Coffee & Tea, Inc.(b)	60,983
7,100	Pegasystems, Inc.	74,834
4,600	Penn Virginia Corp.	178,020
6,000	Pennsylvania Real Estate Investment Trust	233,640
15,400	Penske Auto Group, Inc.	299,992
1,400	Penwest Pharmaceuticals Co.(b)	17,976
1,700	Peoples Bancorp, Inc.	38,114
7,300	PEP Boys - Manny Moe & Jack	123,589
3,700	Perficient, Inc.(b)	73,149
5,581	Performance Food Group Co.(b)	159,952
5,890	Pericom Semiconductor Corp.(b)	62,905
5,700	Perini Corp.(b)	350,037
17,600	Perot Systems Corp. - Class A(b)	267,872
11,100	Perrigo Co.	207,015
3,516	Perry Ellis International, Inc.(b)	105,515
4,800	PetMed Express, Inc.(b)	69,984
139,440	PetroHawk Energy Corp.(b)	2,090,206
3,643	Petroleum Development Corp.(b)	146,959
11,400	Petroquest Energy, Inc.(b)	142,614
2,700	PFF Bancorp, Inc.	45,144
4,400	PharmaNet Development Group, Inc.(b)	123,200
5,800	Pharmion Corp.(b)	141,288
8,500	PHH Corp.(b)	247,690
2,000	PHI, Inc.(b)	60,060
7,850	Phillips-Van Heusen	408,671
15,300	Phoenix Cos., Inc. (The)	210,987
5,417	Phoenix Technologies Ltd.(b)	62,458
2,500	Photon Dynamics, Inc.(b)	26,900
10,072	Photronics, Inc.(b)	141,210
3,300	Pico Holdings, Inc.(b)	135,795
5,400	Piedmont Natural Gas Co.	125,226
13,100	Pier 1 Imports, Inc.(b)	85,412
5,300	Pilgrim’s Pride Corp.	178,504
3,600	Pinnacle Airlines Corp.(b)	58,032
8,500	Pinnacle Entertainment, Inc.(b)	225,335
2,500	Pinnacle Financial Partners, Inc.(b)	60,275
2,800	Pioneer Cos., Inc.(b)	96,880
8,600	Pioneer Drilling Co.(b)	108,188
600	Piper Jaffray Cos.(b)	28,752
6,400	Plantronics, Inc.	179,328
6,200	Playboy Enterprises, Inc. - Class B(b)	68,200
6,300	Playtex Products, Inc.(b)	112,833
10,800	Plexus Corp.(b)	261,900
6,500	PLX Technology, Inc.(b)	71,760
7,984	PMA Capital Corp. - Class A(b)	71,696
24,300	PMC - Sierra, Inc.(b)	185,166
4,900	PNM Resources, Inc.	126,567
3,576	Polaris Industries, Inc.	176,511
13,160	Polycom, Inc.(b)	407,565
4,322	PolyMedica Corp.	174,566
20,500	PolyOne Corp.(b)	154,160
42,500	Pool Corp.	1,428,425
2,900	Portfolio Recovery Associates, Inc.	151,525
7,200	Portland General Electric Co.	193,752
3,921	Possis Medical, Inc.(b)	43,602
7,700	Post Properties, Inc.	339,108
2,301	Powell Industries, Inc.(b)	77,337
18,173	Power-One, Inc.(b)	71,965
19,018	Powerwave Technologies, Inc.(b)	124,378
5,917	Pozen, Inc.(b)	98,518
2,841	Premier Exibitions, Inc.(b)	47,047
13,100	Premiere Global Services, Inc.(b)	152,484
1,700	Pre-Paid Legal Services, Inc.(b)	89,590
5,520	Presidential Life Corp.	90,031
5,404	Presstek, Inc.(b)	36,045
6,400	Prestige Brands Holdings. Inc.(b)	80,064
3,500	Priceline.com, Inc.(b)	223,300
6,200	Pricesmart, Inc.	140,182
13,100	Primedia, Inc.(b)	30,916
111,000	PrivateBancorp, Inc.	2,997,000
6,000	ProAssurance Corp.(b)	296,280
1,800	Procentury Corp.	25,164
3,886	Progenics Pharmaceuticals, Inc.(b)	82,811
4,900	Progress Software Corp.(b)	148,225
5,300	Progressive Gaming International Corp.(b)	27,030
35,906	Prosperity Bancshares, Inc.	1,016,858
2,126	Providence Service Corp. (The)(b)	55,850
6,331	Provident Bankshares Corp.	181,700
700	Provident Financial Holdings, Inc.	13,482
7,200	Provident Financial Services, Inc.	101,520
10,717	Provident New York Bancorp	146,180

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2007
(Unaudited)

Shares		Value#
UNITED STATES (continued)
3,200	PS Business Parks, Inc.	$163,520
8,532	PSS World Medical, Inc.(b)	147,006
6,200	Psychiatric Solutions, Inc.(b)	211,358
5,716	QAD, Inc.	46,300
2,900	QC Holdings, Inc.	39,353
1,400	Quaker Chemical Corp.	30,408
1,500	Quality Systems, Inc.	58,110
4,900	Quanex Corp.	220,794
20,500	Quanta Services, Inc.(b)	582,815
42,800	Quantum Corp.(b)	121,124
17,800	Quest Software, Inc.(b)	263,440
9,364	Quidel Corp.(b)	139,336
17,600	Quiksilver, Inc.(b)	225,808
5,400	Radiant Systems, Inc.(b)	75,060
3,600	Radiation Therapy Services, Inc.(b)	101,736
17,810	Radio One, Inc. - Class D(b)	108,463
3,800	Radisys Corp.(b)	44,612
1,600	Radyne Corp.(b)	17,872
5,000	Ralcorp Holdings, Inc.(b)	259,800
5,900	Rambus, Inc.(b)	79,709
3,100	Ramco-Gershenson Properties	99,820
4,520	Rare Hospitality International, Inc.(b)	120,955
1,687	Raven Industries, Inc.	57,392
1,200	RBC Bearings, Inc.(b)	45,852
3,539	RC2 Corp.(b)	125,316
5,100	RCN Corp.(b)	90,933
34,853	RealNetworks, Inc.(b)	248,153
3,700	Red Lion Hotels Corp.(b)	39,960
3,576	Red Robin Gourmet Burgers, Inc.(b)	137,926
1,575	Reddy Ice Holdings, Inc.	46,856
5,000	Regal-Beloit Corp.	253,600
6,563	Regeneration Technologies, Inc.(b)	70,355
12,490	Regeneron Pharmaceuticals, Inc.(b)	185,976
97,400	Regis Corp.	3,395,364
4,800	RehabCare Group, Inc.(b)	68,016
2,396	Renaissance Learning, Inc.	27,123
3,522	Renasant Corp.	67,552
1,200	Renovis, Inc.(b)	4,020
10,524	Rent-A-Center, Inc.(b)	204,271
16,900	Rentech, Inc.(b)	34,814
9,400	Republic Airways Holdings, Inc.(b)	181,326
4,000	Republic Property Trust	56,080
6,800	Res-Care, Inc.(b)	132,124
3,400	Resource America, Inc. - Class A	50,966
4,500	Resources Connection, Inc.(b)	146,115
7,500	Restoration Hardware, Inc.(b)	32,325
8,100	Retail Ventures, Inc.(b)	105,462
9,972	Revlon, Inc. - Class A(b)	10,770
38,480	RF Micro Devices, Inc.(b)	267,051
5,500	Rigel Pharmaceuticals, Inc.(b)	43,780
153,600	RightNow Technologies, Inc.(b)	2,027,520
2,500	Rimage Corp.(b)	60,100
29,800	RLI Corp.	1,728,400
3,100	Robbins & Myers, Inc.	163,463
6,300	Rock-Tenn Co. - Class A	193,536
9,800	Rockwood Holdings, Inc.(b)	338,982
3,300	Rofin-Sinar Technologies, Inc.(b)	214,731
2,200	Rogers Corp.(b)	79,508
5,900	Rollins, Inc.	140,420
3,300	Royal Gold, Inc.	81,444
17,550	RPC, Inc.	212,355
4,343	RTI International Metals, Inc.(b)	344,139
7,000	Ruby Tuesday, Inc.	155,750
8,800	Ruddick Corp.	244,640
6,977	Rudolph Technologies, Inc.(b)	109,190
1,800	Rural Cellular Corp. - Class A(b)	76,788
4,100	Rush Enterprises, Inc. - Class A(b)	114,595
4,300	Russ Berrie & Co., Inc.(b)	66,177
4,800	Ryerson, Inc.	154,032
4,900	Ryland Group, Inc.	162,925
3,300	S & T Bancorp, Inc.	102,564
13,936	S1 Corp.(b)	101,315
5,140	Saba Software, Inc.(b)	25,494
28,700	Safeguard Scientifics, Inc.(b)	66,010
5,200	Saga Communications, Inc. - Class A(b)	38,220
3,400	Saia, Inc.(b)	68,782
4,505	Salem Communications Corp. - Class A(b)	38,248
11,200	Salix Pharmaceuticals Ltd.(b)	123,424
2,101	Sanders Morris Harris Group, Inc.	20,632
3,600	Sanderson Farms, Inc.	143,532
2,999	Sandy Spring Bancorp, Inc.	80,793
5,600	Sangamo Biosciences, Inc.(b)	48,776
78,865	Sanmina-SCI Corp.(b)	216,879
6,000	Santarus, Inc.(b)	28,800
10,300	Sapient Corp.(b)	73,439
6,500	Sauer-Danfoss, Inc.	177,125
3,248	Saul Centers, Inc.	140,866
11,100	Savient Pharmaceuticals, Inc.(b)	131,424

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2007
(Unaudited)

Shares		Value#
UNITED STATES (continued)
7,700	SBA Communications Corp. - Class A(b)	$256,564
5,636	Scansource, Inc.(b)	151,214
154,680	Schawk, Inc.	2,954,388
3,100	Schnitzer Steel Industries, Inc. - Class A	167,989
6,500	Scholastic Corp.(b)	209,170
3,000	School Specialty, Inc.(b)	103,320
6,001	Schulman (A.), Inc.	139,343
2,676	Schweitzer-Mauduit International, Inc.	61,093
987	Sciclone Pharmaceuticals, Inc.(b)	2,211
6,100	Sciele Pharma, Inc.(b)	141,459
2,600	SeaBright Insurance Holdings, Inc.(b)	47,138
7,100	Seachange International, Inc.(b)	49,558
3,200	Seacoast Banking Corp. of Florida	51,296
7,616	Seattle Genetics, Inc.(b)	72,581
16,100	Secure Computing Corp.(b)	127,190
828	Security Bank Corp.	11,708
4,500	Select Comfort Corp.(b)	71,730
8,400	Selective Insurance Group	172,368
6,500	SEMCO Energy, Inc.(b)	49,530
7,400	Semitool, Inc.(b)	70,818
11,272	Semtech Corp.(b)	183,170
11,300	Senior Housing Properties Trust	195,264
2,060	Senomyx, Inc.(b)	22,845
6,300	Sensient Technologies Corp.	160,020
129	SeraCare Life Sciences, Inc.(b)	839
12,300	Shaw Group, Inc. (The)(b)	654,606
1,400	Shenandoah Telecommunications Co.	68,222
4,200	Shiloh Industries, Inc.	50,148
3,300	Shoe Carnival, Inc.(b)	72,303
2,770	SI International, Inc.(b)	80,690
1,100	Sierra Bancorp.	29,535
3,185	Sigma Designs, Inc.(b)	101,283
6,400	Silgan Holdings, Inc.	330,368
11,258	Silicon Image, Inc.(b)	76,780
8,700	Silicon Laboratories, Inc.(b)	303,021
23,420	Silicon Storage Technology, Inc.(b)	84,780
2,536	Simmons First National Corp. - Class A	58,556
6,350	Simpson Manufacturing Co., Inc.	214,820
6,205	Sinclair Broadcast Group, Inc. - Class A	80,913
9,900	Sirenza Microdevices, Inc.(b)	112,464
6,600	Sirona Dental Systems, Inc.(b)	233,376
15,400	SIRVA, Inc.(b)	21,868
22,700	Six Flags, Inc.(b)	86,487
3,500	SJW Corp.	100,765
5,100	Skechers U.S.A., Inc. - Class A(b)	106,029
1,200	Skyline Corp.	33,540
9,380	Skywest, Inc.	209,268
22,900	Skyworks Solutions, Inc.(b)	181,368
4,700	Smith & Wesson Holding Corp.(b)	88,360
3,600	Smith Micro Software, Inc.(b)	49,140
2,900	Somanetics Corp.(b)	50,953
4,600	Sonic Automotive, Inc. - Class A	126,040
6,500	Sonic Corp.(b)	134,290
4,000	Sonic Innovations, Inc.(b)	33,680
4,900	Sonic Solutions, Inc.(b)	54,782
14,329	SonicWALL, Inc.(b)	126,668
53,900	SonoSite, Inc.(b)	1,525,370
20,756	Sonus Networks, Inc.(b)	141,971
8,800	Sotheby’s	376,200
6,142	Source Interlink Cos., Inc.(b)	26,902
8,300	SourceForge, Inc.(b)	30,793
8,400	South Financial Group, Inc. (The)	181,104
3,900	South Jersey Industries, Inc.	127,803
1,155	Southside Bancshares, Inc.	22,280
2,700	Southwest Bancorp, Inc.	53,325
4,800	Southwest Gas Corp.	149,184
4,563	Southwest Water Co.	60,368
2,600	Sovran Self Storage, Inc.	112,060
6,800	Spanish Broadcasting System, Inc. - Class A(b)	21,624
4,575	Spartan Motors, Inc.	55,861
5,200	Spartan Stores, Inc.	152,204
6,300	Spartech Corp.	138,915
3,900	Spectranetics Corp.(b)	50,739
6,700	Spectrum Brands, Inc.(b)	29,413
8,500	Speedway Motorsports, Inc.	314,245
13,801	Spherion Corp.(b)	121,863
3,630	SPSS, Inc.(b)	148,975
4,100	SRA International, Inc. - Class A(b)	97,662
2,207	SRS Labs, Inc.(b)	25,469
7,100	St. Mary Land & Exploration Co.	236,359
5,800	Stage Stores, Inc.	103,472
5,384	Staktek Holdings, Inc.(b)	15,614
3,086	Stamps.com, Inc.(b)	35,335
4,900	Standard Microsystems Corp.(b)	163,611

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2007
(Unaudited)

Shares		Value#
UNITED STATES (continued)
3,100	Standard Motor Products, Inc.	$38,595
1,100	Standard Parking Corp.(b)	34,815
4,414	Standard Register Co. (The)	59,324
6,900	Standard-Pacific Corp.	102,189
2,200	Standex International Corp.	52,140
1,200	Star Scientific, Inc.(b)	1,104
1,000	Startek, Inc.	10,960
4,610	State Auto Financial Corp.	119,215
1,981	State Bancorp, Inc.	29,973
6,200	Steak N Shake Co. (The)(b)	93,000
8,500	STEC, Inc.(b)	62,475
7,826	Stein Mart, Inc.	84,208
2,000	Steinway Musical Instruments	66,940
11,600	StemCells, Inc.(b)	23,780
1,100	Stepan Co.	30,349
1,505	Stereotaxis, Inc.(b)	19,640
8,800	STERIS Corp.	240,680
3,000	Sterling Bancorp.	43,650
104,896	Sterling Bancshares, Inc.	1,091,967
1,200	Sterling Construction Co., Inc.(b)	23,484
5,300	Sterling Financial Corp./PA	88,669
6,888	Sterling Financial Corp./WA	156,426
3,250	Steven Madden Ltd.	91,650
465,100	Stewart Enterprises, Inc. - Class A	3,260,351
2,529	Stewart Information Services Corp.	92,258
3,100	Stifel Financial Corp.(b)	171,337
17,000	Stillwater Mining Co.(b)	154,700
2,500	Stone Energy Corp.(b)	81,250
5,100	Stoneridge, Inc.(b)	64,770
22,100	Stratasys, Inc.(b)	972,621
8,700	Strategic Hotels & Resorts, Inc.	185,136
1,100	Strayer Education, Inc.	166,683
6,000	Stride Rite Corp.	122,220
3,800	Sturm Ruger & Co., Inc.(b)	74,214
1,556	Suffolk Bancorp	43,848
3,935	SumTotal Systems, Inc.(b)	30,457
4,515	Sun Bancorp, Inc.(b)	68,222
2,500	Sun Communities, Inc.	68,050
6,500	Sun Healthcare Group, Inc.(b)	87,880
2,100	Sun Hydraulics Corp.	62,412
8,200	Sunrise Senior Living, Inc.(b)	326,032
7,300	Sunstone Hotel Investors, Inc.	181,186
5,400	Sun-Times Media Group, Inc. - Class A	22,626
10,591	SuperGen, Inc.(b)	63,652
6,000	Superior Bancorp(b)	51,720
7,900	Superior Energy Services, Inc.(b)	318,528
4,506	Superior Essex, Inc.(b)	157,034
4,600	Superior Industries International, Inc.	85,100
2,775	Supertex, Inc.(b)	96,875
12,600	SupportSoft, Inc.(b)	69,552
2,313	SureWest Communications	62,428
1,333	SurModics, Inc.(b)	61,145
7,354	Susquehanna Bancshares, Inc.	127,224
4,600	SVB Financial Group(b)	242,328
5,686	Swift Energy Co.(b)	243,020
4,900	SWS Group, Inc.	86,485
1,652	SY Bancorp, Inc.	38,673
43,511	Sycamore Networks, Inc.(b)	181,006
9,442	SYKES Enterprises, Inc.(b)	158,059
4,453	Symbion, Inc.(b)	95,873
11,111	Symmetricom, Inc.(b)	82,888
4,500	Symmetry Medical, Inc.(b)	67,185
800	Syms Corp.	11,808
1,600	Symyx Technologies, Inc.(b)	14,272
4,330	Synaptics, Inc.(b)	152,070
5,600	SYNNEX Corp.(b)	113,792
12,300	Syntax-Brillian Corp.(b)	81,426
4,200	Syntel, Inc.	151,242
800	Syntroleum Corp.(b)	1,592
7,700	Systemax, Inc.	160,545
10,100	Take-Two Interactive Software, Inc.(b)	178,063
2,400	TAL International Group, Inc.	63,072
6,200	Talbots, Inc.	142,538
75,000	Taleo Corp. - Class A(b)	1,613,250
3,300	Tanger Factory Outlet Centers	110,319
9,993	Tanox, Inc.(b)	194,864
4,600	Tarragon Corp.(b)	18,630
3,420	Taser International, Inc.(b)	52,223
9,200	Taubman Centers, Inc.	442,428
1,595	Taylor Capital Group, Inc.	43,288
1,169	Team, Inc.(b)	54,955
7,600	Tech Data Corp.(b)	284,772
25,000	Techne Corp.(b)	1,406,500
8,700	Technitrol, Inc.	226,200
1,900	Tecumseh Products Co. - Class A(b)	43,757
1,310	Tejon Ranch Co.(b)	51,968
10,800	Tekelec(b)	138,348
2,884	TeleCommunication Systems, Inc.(b)	12,430
3,800	Teledyne Technologies, Inc.(b)	168,606
9,737	TeleTech Holdings, Inc.(b)	285,586
2,100	Temecula Valley Bancorp, Inc.	35,826

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2007
(Unaudited)

Shares		Value#
UNITED STATES (continued)
4,500	Tempur-Pedic International, Inc.	$140,175
3,500	Tennant Co.	134,925
8,800	Tenneco, Inc.(b)	310,640
7,987	Tercica, Inc.(b)	38,417
16,000	Terra Industries, Inc.(b)	392,480
5,200	Terremark Worldwide, Inc.(b)	31,252
3,000	Tessera Technologies, Inc.(b)	123,390
6,855	Tetra Tech, Inc.(b)	144,161
61,300	Tetra Technologies, Inc.(b)	1,704,753
3,300	Texas Industries, Inc.	260,073
2,500	TheStreet.com, Inc.	27,775
5,334	Third Wave Technologies, Inc.(b)	38,885
9,206	Thor Industries, Inc.	377,630
9,000	Thoratec Corp.(b)	174,690
5,250	THQ, Inc.(b)	150,990
40,902	TIBCO Software, Inc.(b)	332,533
2,500	TierOne Corp.	58,025
5,600	Timberland Co., Class A(b)	133,112
9,600	Time Warner Telecom, Inc. - Class A(b)	187,680
3,200	Titan International, Inc.	94,528
9,900	Tivo, Inc.(b)	54,450
3,750	TNS, Inc.	49,012
1,410	Tompkins Financial Corp.	44,838
4,811	Tootsie Roll Industries, Inc.	120,419
6,528	Topps Co, Inc. (The)	62,669
2,870	Toreador Resources Corp.(b)	35,674
3,200	Toro Co.	179,904
30,000	Tractor Supply Co.(b)	1,425,600
6,557	TradeStation Group, Inc.(b)	69,307
12,900	Transmeridian Exploration, Inc.(b)	23,220
1,100	Travelzoo, Inc.(b)	22,726
2,400	TRC Cos., Inc.(b)	26,280
7,600	Tredegar Corp.	139,536
2,400	Trex Co., Inc.(b)	40,080
1,975	Triad Guaranty, Inc.(b)	54,451
3,300	Triarc Cos., Inc. - Class A	47,982
7,200	Triarc Cos., Inc. - Class B	103,032
2,600	Trico Bancshares	52,572
3,200	Trico Marine Services, Inc.(b)	113,440
9,880	Trident Microsystems, Inc.(b)	150,275
1,210	Trimble Navigation Ltd.(b)	39,966
4,503	Trimeris, Inc.(b)	28,504
10	Triple Crown Media, Inc.(b)	88
29,956	Triquint Semiconductor, Inc.(b)	132,406
3,600	Triumph Group, Inc.	274,356
1,200	Tri-Valley Corp.(b)	7,896
4,220	Trizetto Group, Inc.(b)	67,647
1,700	True Religion Apparel, Inc.(b)	31,212
6,500	Trump Entertainment Resorts, Inc.(b)	43,550
5,759	Trustco Bank Corp.	53,444
3,175	Trustmark Corp.	79,470
9,200	TTM Technologies, Inc.(b)	119,968
5,800	Tuesday Morning Corp.	67,628
5,100	Tupperware Brands Corp.	132,651
2,700	TurboChef Technologies, Inc.(b)	37,800
4,000	Tween Brands, Inc.(b)	153,040
700	Twin Disc, Inc.	37,723
4,270	TXCO Resources, Inc.(b)	42,914
9,100	Tyler Technologies, Inc.(b)	109,473
4,100	UAP Holding Corp.	111,397
86,900	UCBH Holdings, Inc.	1,428,636
3,875	UIL Holdings Corp.	114,622
4,229	Ultimate Software Group, Inc.(b)	114,733
2,200	Ultralife Batteries, Inc.(b)	25,080
5,600	Ultratech, Inc.(b)	70,224
5,300	UMB Financial Corp.	197,902
8,639	Umpqua Holdings Corp.	164,314
1,600	Unica Corp.(b)	18,736
1,700	Unifirst Corp.	63,852
2,250	Union Bankshares Corp.	43,672
4,700	Unisource Energy Corp.	143,021
7,159	United Bankshares, Inc.	199,378
5,300	United Community Banks, Inc.	124,285
5,861	United Community Financial Corp.	41,789
2,000	United Financial Bancorp, Inc.	24,160
3,100	United Fire & Casualty Co.	106,702
2,500	United Industrial Corp.	157,900
4,949	United Natural Foods, Inc.(b)	134,761
7,800	United Online, Inc.	110,136
1,864	United PanAm Financial Corp.(b)	18,603
9,900	United Rentals, Inc.(b)	318,186
3,100	United Retail Group, Inc.(b)	33,697
4,614	United Stationers, Inc.(b)	294,096
1,300	United Therapeutics Corp.(b)	90,168
8,030	Universal American Financial Corp.(b)	159,877
6,500	Universal Compression Holdings, Inc.(b)	474,760
3,186	Universal Corp.	175,899
3,500	Universal Display Corp.(b)	52,570
3,108	Universal Electronics, Inc.(b)	109,526

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2007
(Unaudited)

Shares		Value#
UNITED STATES (continued)
2,311	Universal Forest Products, Inc.	$91,423
1,725	Universal Stainless & Alloy(b)	65,102
63,200	Universal Technical Institute, Inc.(b)	1,367,016
2,100	Univest Corp. of Pennsylvania	40,446
5,100	URS Corp.(b)	251,226
1,300	Urstadt Biddle Properties, Inc.	21,632
3,800	Urstadt Biddle Properties, Inc. - Class A	57,380
9,500	US Concrete, Inc.(b)	72,105
8,400	US Gold Corp.(b)	48,972
1,400	US Physical Therapy, Inc.(b)	19,054
4,200	USA Mobility, Inc.(b)	100,254
700	USANA Health Sciences, Inc.(b)	28,252
3,951	USB Holding Co., Inc.	95,061
11,700	USEC, Inc.(b)	196,443
6,600	U-Store-It Trust	94,446
80,000	UTi Worldwide, Inc.	2,010,400
16,100	Utstarcom, Inc.(b)	51,842
10,874	Vaalco Energy, Inc.(b)	51,760
5,400	Vail Resorts, Inc.(b)	289,170
2,800	Valassis Communications, Inc.(b)	33,236
10,900	Valeant Pharmaceuticals International	171,021
4,800	Valmont Industries, Inc.	362,832
15,401	Valueclick, Inc.(b)	329,273
7,753	Valuevision Media, Inc. - Class A(b)	70,630
9,600	Varian Semiconductor Equipment Associates, Inc.(b)	451,200
6,800	Varian, Inc.(b)	408,952
7,197	Vector Group Ltd.	154,016
4,100	Vectren Corp.	102,377
7,400	Veeco Instruments, Inc.(b)	135,420
6,200	Ventana Medical Systems, Inc.(b)	516,708
9,975	Verenium Corp.(b)	62,244
1,300	Vertrue, Inc.(b)	64,233
605	ViaCell, Inc.(b)	3,025
2,700	Viad Corp.	97,065
3,800	Viasat, Inc.(b)	108,794
8,650	Vical, Inc.(b)	43,942
4,000	Vicor Corp.	50,280
7,272	Vignette Corp.(b)	153,003
700	Vineyard National Bancorp	14,483
4,500	Virage Logic Corp.(b)	32,670
4,420	Virginia Commerce Bancorp(b)	64,488
10,329	Viropharma, Inc.(b)	132,728
1,700	VistaCare, Inc. - Class A(b)	15,334
14,372	Visteon Corp.(b)	92,268
4,000	Visual Sciences, Inc.(b)	68,040
3,526	Vital Images, Inc.(b)	68,722
2,503	Vital Signs, Inc.	130,181
7,770	Vivus, Inc.(b)	44,134
1,300	Vocus, Inc.(b)	36,517
700	Volcom, Inc.(b)	24,836
5,600	Volt Information Sciences, Inc.(b)	87,248
5,300	Wabash National Corp.	67,363
8,029	Wabtec Corp.	327,904
89,000	Waddell & Reed Financial, Inc. - Class A	2,243,690
5,700	Walter Industries, Inc.	142,500
7,155	Warnaco Group, Inc. (The)(b)	258,367
7,500	Warren Resources, Inc.(b)	81,600
4,200	Washington Group International, Inc.(b)	337,344
7,100	Washington Real Estate Investment Trust	211,864
2,460	Washington Trust Bancorp, Inc.	58,327
112,300	Waste Connections, Inc.(b)	3,481,300
2,500	Waste Industries USA, Inc.	79,825
2,900	Watsco, Inc.	144,739
3,600	Watson Wyatt Worldwide, Inc. - Class A	160,380
4,800	Watts Water Technologies, Inc. - Class A	167,568
8,500	Wausau Paper Corp.	95,115
5,000	Wave Systems Corp. - Class A(b)	10,050
5,900	WCI Communities, Inc.(b)	52,097
117,900	WD-40 Co.	3,913,101
2,600	Websense, Inc.(b)	51,896
4,744	Weis Markets, Inc.	186,439
600	Wellman, Inc.	1,650
8,600	Werner Enterprises, Inc.	167,184
3,683	WesBanco, Inc.	81,210
2,290	West Bancorp, Inc.	35,884
2,923	West Coast Bancorp.	76,524
5,200	West Marine, Inc.(b)	81,484
4,000	West Pharmaceutical Services, Inc.	185,120
3,200	Westamerica Bancorp	130,976
6,200	Westar Energy, Inc.	142,724
7,100	Westell Technologies, Inc. - Class A(b)	18,247
4,400	Western Alliance Bancorp(b)	115,764
3,500	Westlake Chemical Corp.	87,430
800	Westmoreland Coal Co.(b)	18,736
13,900	Westwood One, Inc.	73,114

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2007
(Unaudited)

Shares		Value#
UNITED STATES (continued)
10,300	Wet Seal, Inc. (The) - Class A(b)	$47,998
5,600	WGL Holdings, Inc.	167,664
5,400	W-H Energy Services, Inc.(b)	346,032
3,700	Wheeling-Pittsburgh Corp.(b)	73,667
56,900	Whiting Petroleum Corp.(b)	2,336,883
3,600	Whitney Holding Corp.	89,964
5,949	Wild Oats Markets, Inc.(b)	95,779
4,100	Williams Scotsman International, Inc.(b)	111,315
1,575	Willow Financial Bancorp, Inc.	18,302
5,400	Wilshire Bancorp, Inc.	55,458
3,900	Wind River Systems, Inc.(b)	37,284
3,200	Winnebago Industries	86,336
12,700	Winthrop Realty Trust.	84,582
3,300	Wintrust Financial Corp.	130,053
5,850	WMS Industries, Inc.(b)	152,626
8,400	Wolverine World Wide, Inc.	227,304
4,325	Woodward Governor Co.	249,769
2,490	World Acceptance Corp.(b)	80,153
550	World Air Holdings, Inc.(b)	6,154
3,400	World Fuel Services Corp.	139,026
4,000	World Wrestling Entertainment, Inc. - Class A	60,000
10,900	Worthington Industries, Inc.	225,630
76,200	Wright Express Corp.(b)	2,595,372
79,900	Wright Medical Group, Inc.(b)	1,934,379
2,800	Xenoport, Inc.(b)	119,532
5,239	X-Rite, Inc.	70,726
1,900	Yardville National Bancorp	62,206
1,100	York Water Co.	19,404
6,900	Zale Corp.(b)	146,487
4,700	Zenith National Insurance Corp.	189,692
700	Zhone Technologies, Inc.(b)	840
4,200	Zoll Medical Corp.(b)	112,812
2,600	Zoltek Cos., Inc.(b)	121,940
9,822	Zoran Corp.(b)	185,145
800	Zumiez, Inc.(b)	29,592
5,100	Zygo Corp.(b)	61,302
5,855	Zymogenetics, Inc.(b)	67,684

		394,614,545

Total Common Stocks
(Cost $573,460,357)		743,266,587

EXCHANGE TRADED FUNDS — 4.6%
Mutual Fund — 4.6%
125,000	iShares MSCI Germany Index Fund	3,963,750
721,500	iShares MSCI Japan Index Fund	10,411,245
1,317,400	iShares MSCI Singapore Index Fund	17,850,770
90,500	iShares MSCI South Korea Index Fund	5,959,425

		38,185,190

Total Exchange Traded Funds
(Cost $24,357,958)		38,185,190

RIGHTS/WARRANTS — 0.0%
Banks — 0.0%
602,250	Bank Pan Indonesia Tbk PT, Expires 07/10/09(b)	22,197

Consumer Discretionary — 0.0%
35,998	La Seda de Barcelona SA, Expires 08/20/07(c)	123,618
249,725	Matahari Putra Prima Tbk PT, Expires 07/12/10(b)	3,221

		126,839

Diversified Financials — 0.0%
9,600	Allied Properties HK Ltd., Expires 06/06/09(b)	6,992
41,186	Societa Partecipazioni Finanziarie SpA, Expires 08/10/07(b)(c)	101

		7,093

Health Care — 0.0%
4,243	Dov Pharmaceutical, Inc., Expires 12/31/09(b)	244
1,313	Unilabs SA, Expires 12/15/08(b)	1,114

		1,358

Industrials — 0.0%
1,581	Alesco Corp. Ltd., Expires 08/17/07(c)	1,920
16,500	ATS Automation Tooling Systems, Inc., Expires 08/14/07(b)(c)	4,331
3,375	Goodpack Ltd.(b)(c)	2,115
60,000	GZI Transportation Ltd., Expires 08/21/07(c)	8,203
2,944	Infratil Ltd., Expires 06/29/12(b)	1,638

		18,207

Materials — 0.0%
3,574	Alchemia SA, Expires 08/15/07(c)	45,679

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2007
(Unaudited)

Shares		Value#
Materials (continued)
2,763	Magnesium International Ltd., Expires 05/31/12(b)(c)	$94

		45,773

Real Estate — 0.0%
32,000	Summarecon Agung Tbk PT, Expires 06/21/10(b)	1,943

Total Rights/Warrants
(Cost $153,394)		223,410

Principal Amount
U.S. GOVERNMENT AGENCIES — 4.7%
Federal Home Loan Bank — 4.7%
$19,000,000	5.20%, 08/03/07(d)	18,994,596
15,000,000	5.20%, 08/13/07(d)	14,974,400
6,000,000	5.22%, 08/15/07(d)	5,988,030

		39,957,026

Total U.S. Government Agencies
(Cost $39,957,026)		39,957,026

Shares
CASH SWEEP — 1.9%
15,939,595	Citibank IIS Money Market Deposit.	15,939,595
Total Cash Sweep
(Cost $15,939,595)		15,939,595

TOTAL INVESTMENTS — 100.1%
(Cost $653,868,330)(a)		837,571,808
LIABILITIES IN EXCESS OF OTHER NET ASSETS — (0.1)%		(1,093,881)

NET ASSETS — 100.0%		$836,477,927

(a)	Represents cost for financial reporting purposes and net unrealized appreciation on investments is as follows:

Unrealized appreciation.	$213,842,058
Unrealized depreciation.	(30,138,580)
Net unrealized appreciation.	$183,703,478

ADR - American Depositary Receipt

#	On the last business day of the period, a third-party pricing service was used to fair value certain securities held by this fund (Note 2).

(b)	Non-income producing security.

(c)	Fair valued security under procedures established by the Fund’s Board of Directors. The aggregate value of fair valued securities is $593,442, which is 0.07% of net assets.

(d)	The interest rate represents the annualized yield at time of purchase.

Portfolio diversification by Sector

Sector	Percentage of Net Assets
Banks	5.7%
Consumer Discretionary	14.1
Consumer Staples	6.0
Diversified Financials	2.2
Energy	5.1
Health Care	8.6
Industrials	19.5
Information Technology	12.8
Insurance	2.4
Materials	7.6
Real Estate	3.1
Telecommunication Services	0.6
Utilities	1.2
Other*	11.1

*	Includes cash and equivalents (including U.S. Government Agency discount notes), exchange traded funds, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

OLD WESTBURY FUNDS, INC.
INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS	July 31, 2007
(Unaudited)

Shares		Value#
COMMON STOCKS — 96.8%
AUSTRALIA — 0.3%
940,813	Amcor Ltd.	$5,477,038

FINLAND — 2.3%
519,684	Nokia Oyj	14,845,636
105,743	Outotec Oyj	6,235,699
1,499,196	Stora Enso Oyj - Class R	25,770,531

		46,851,866

FRANCE — 7.7%
404,974	Air France-KLM	18,228,249
141,127	Arcelor Mittal	8,656,392
248,296	BNP Paribas	27,294,043
233,099	Carrefour SA	16,530,384
272,307	Electricite de France	27,581,605
518,782	France Telecom SA	13,947,049
1,376,474	STMicroelectronics NV	23,626,303
275,458	Total SA	21,692,830

		157,556,855

GERMANY — 7.9%
129,070	Allianz SE	27,472,420
155,820	Bauer AG	11,914,463
701,303	Commerzbank AG	30,198,410
1,384,782	Deutsche Telekom AG	23,796,600
577,137	Fresenius Medical Care AG & Co.	27,276,863
200,885	Kloeckner & Co. AG	14,942,533
210,388	Siemens AG	26,627,933

		162,229,222

HONG KONG — 8.3%
5,073,053	Citic Pacific Ltd.	26,072,437
24,566,448	Huaneng Power International, Inc. - Class H	27,731,818
6,598,206	Hutchison Whampoa Ltd.	70,139,976
89,208,630	Semiconductor Manufacturing International Corp.(b)	11,499,568
73,938,901	Sinotrans Ltd. - Class H	34,625,314

		170,069,113

IRELAND — 0.7%
346,216	CRH Plc	15,364,268

ITALY — 3.5%
734,273	ENI SpA	25,697,118
527,366	Fiat SpA	15,509,710
3,048,543	Intesa Sanpaolo SpA	23,061,558
2,182,732	Parmalat SpA	7,755,049

		72,023,435

JAPAN — 30.4%
547,826	Aeon Co. Ltd.	8,750,166
4,867,930	All Nippon Airways Co. Ltd.	18,379,716
946,264	Bridgestone Corp.	19,969,501
102,553	FUJI SOFT, Inc.	2,329,108
194,175	H.I.S. Co. Ltd.	4,992,843
3,900,997	Haseko Corp.(b)	10,355,386
606,738	Honda Motor Co. Ltd.	22,030,340
4,540	Kenedix, Inc.	7,595,833
3,116	Mitsubishi UFJ Financial Group, Inc.	33,253,547
3,463,657	Mitsui Engineering & Shipbuilding Co. Ltd.	18,866,486
2,230,860	Mitsui Trust Holdings, Inc.	19,719,618
4,529	Mizuho Financial Group, Inc.	31,898,249
425,492	Nidec Corp.	28,165,697
1,850,855	Nippon Express Co. Ltd.	10,027,337
4,823	Nippon Telegraph & Telephone Corp.	20,976,006
1,032,864	Nomura Holdings, Inc.	19,605,121
392,178	Nomura Research Institute Ltd.	12,423,723
3,344	NTT Data Corp.	14,003,830
11,525	NTT Urban Development Corp.	20,860,602
956,732	Ricoh Co. Ltd.	20,738,606
237,045	Rohm Co. Ltd.	20,042,618
886,294	Sanken Electric Co. Ltd.	6,688,591
650,806	Sanyo Denki Co. Ltd.	4,038,437
928,345	Seven & I Holdings Co. Ltd.	26,070,465
416,181	Shimachu Co. Ltd.	11,817,722
1,601,816	Shimizu Corp.	9,544,940
170,576	SMC Corp.	22,587,768
1,763,537	Sompo Japan Insurance, Inc.	20,476,141
434,959	Sony Corp.	23,222,764
1,377,597	Sumitomo Corp.	26,679,848
858,484	Suruga Bank Ltd.	10,672,367
324,437	Takeda Pharmaceutical Co. Ltd.	21,134,249
449,056	THK Co. Ltd.	10,591,206
2,291,760	Toshiba Corp.	21,493,856
631,600	Toyota Motor Corp.	38,396,642
2,725	Zephyr Co. Ltd.	5,278,950

		623,678,279

NETHERLANDS — 5.5%
609,328	ABN AMRO Holding NV	30,063,861
1,306,214	Aegon NV	23,651,071
554,888	Heineken NV	35,165,605
571,298	TNT NV	24,517,571

		113,398,108

SWEDEN — 1.3%
767,602	Swedbank AB - Class A	27,874,887

SWITZERLAND — 7.6%
457,091	ABB Ltd.	10,992,466

OLD WESTBURY FUNDS, INC.
INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2007
(Unaudited)

Shares		Value#
SWITZERLAND (continued)
287,137	Adecco SA	$19,969,931
17,707	Banque Cantonale Vaudoise	9,242,955
276,983	Credit Suisse Group	18,068,134
44,315	Nobel Biocare Holding AG	13,327,388
377,028	Novartis AG	20,336,792
132,054	Roche Holding AG	23,387,598
81,316	Syngenta AG	15,341,950
84,520	Zurich Financial Services AG	24,628,456

		155,295,670

UNITED KINGDOM — 21.3%
3,407,286	Amlin Plc	18,836,114
730,782	Atkins (WS) Plc	15,427,714
1,463,315	Barclays Plc	20,553,856
3,125,803	BP Plc	36,210,820
288,760	British American Tobacco Plc.	9,331,557
2,704,961	BT Group Plc.	17,143,437
986,745	Bunzl Plc	13,014,054
5,449,782	Cable & Wireless Plc	18,588,093
834,926	Charter Plc(b)	19,379,278
1,987,329	GKN Plc	15,433,162
699,268	GlaxoSmithKline Plc	17,697,270
4,460,071	HSBC Infrastructure Co. Ltd.	10,129,483
1,546,950	Imperial Chemical Industries Plc	19,548,341
1,210,903	Laird Group Plc	13,139,053
1,533,652	Morrison (WM.) Supermarkets Plc	9,342,526
1,372,035	National Grid Plc	19,451,299
1,048,125	Pearson Plc	16,797,785
1,341,409	Prudential Plc	18,447,397
1,545,907	Resolution Plc	20,563,581
6,464,299	Royal & Sun Alliance Insurance Group Plc.	17,329,120
774,306	Shire Plc	18,973,435
340,483	Standard Chartered Plc	11,133,300
2,970,473	Thomas Cook Group Plc(b)	18,643,139
7,760,439	Vodafone Group Plc	23,329,221
838,501	Wolseley Plc	18,284,170

		436,727,205

Total Common Stocks
(Cost $1,550,406,760)		1,986,545,946

INVESTMENT COMPANY — 0.6%
12,041,401	Federated Trust for U.S. Treasury Obligations	12,041,401

Total Investment Company
(Cost $12,041,401)		12,041,401

TOTAL INVESTMENTS — 97.4%
(Cost $1,562,448,161)(a)		1,998,587,347

OTHER ASSETS IN EXCESS OF LIABILITIES — 2.6%	53,775,083

NET ASSETS — 100.0%	$2,052,362,430

(a)	Represents cost for financial reporting purposes and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$471,700,443
Unrealized depreciation	(35,561,257)
Net unrealized appreciation	$436,139,186

#	On the last business day of the period, a third-party pricing service was used to fair value certain securities held by this fund (Note 2).

(b)	Non-income producing security.

OLD WESTBURY FUNDS, INC.
INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2007
(Unaudited)

Portfolio diversification by Sector

Sector	Percentage of Net Assets
Banks	13.4%
Consumer Discretionary	9.9
Consumer Staples	5.5
Diversified Financials	2.3
Energy	4.1
Health Care	6.9
Industrials	22.0
Information Technology	9.2
Insurance	8.4
Materials	4.4
Real Estate	1.4
Telecommunication Services	5.7
Utilities	3.6
Other*	3.2

*	Includes cash and equivalents, investment company, pending trades and capital stock transactions, interest and dividends receivables and accrued expenses payable.

OLD WESTBURY FUNDS, INC.
FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS	July 31, 2007
(Unaudited)

Principal Amount		Value
CORPORATE BONDS — 2.8%
Banks — 0.8%
$1,000,000	HBOS Treasury Services Plc
	5.00%, 11/21/11(b)	$990,320

Diversified Financials — 1.7%
252,000	National Rural Utilities Cooperative Finance Corp.
	5.75%, 11/01/08	252,985
2,000,000	Eksportfinans A/S
	5.00%, 02/14/12	1,992,602

		2,245,587

Industrials — 0.3%
438,505	3M Employee Stock Ownership Plan Trust
	5.62%, 07/15/09(b)	440,180

Total Corporate Bonds
(Cost $3,684,417)		3,676,087

MUNICIPAL BONDS — 0.8%
New York — 0.0%
25,000	New York State Dormitory Authority Revenue Bonds, Taxable, Series B
	2.60%, 12/15/07	24,779

Ohio — 0.8%
1,000,000	Ohio State Third Frontier Research and Development GO, Taxable, Series A (MBIA)
	5.25%, 05/01/11	1,009,380

Total Municipal Bonds
(Cost $1,025,972)		1,034,159

U.S. GOVERNMENT AGENCIES — 72.4%
Federal Agricultural Mortgage Corp. — 0.4%
500,000	5.90%, 03/03/09	507,286

Federal Farm Credit Bank — 0.2%
125,000	4.75%, 01/19/10	124,371
100,000	5.15%, 12/06/10	100,398

		224,769

Federal Home Loan Bank — 66.8%
50,000	4.13%, 10/26/07	49,863
50,000	4.00%, 02/12/10	48,844
30,000	7.38%, 02/12/10	31,678
25,000	3.38%, 05/14/10	23,965
2,875,000	4.13%, 08/13/10	2,804,902
285,000	4.75%, 08/13/10	283,007
270,000	6.88%, 08/13/10	283,996
215,000	4.50%, 09/10/10	211,614
19,845,000	5.13%, 09/10/10	19,913,247
300,000	5.13%, 09/29/10	300,774
2,896,198	4.75%, 10/25/10	2,854,580
60,000	4.25%, 11/02/10	58,651
50,000	4.25%, 11/15/10	48,775
1,030,000	6.63%, 11/15/10	1,078,624
730,000	4.75%, 12/10/10	723,551
1,240,000	4.88%, 12/10/10	1,234,912
1,360,000	4.00%, 02/15/11	1,315,661
2,135,000	5.88%, 02/15/11	2,187,463
5,880,000	4.88%, 03/11/11	5,850,782
33,145,000	5.25%, 06/10/11	33,360,509
235,000	5.38%, 06/10/11	237,551
320,000	4.38%, 08/15/11	311,835
25,000	5.75%, 08/15/11	25,585
4,255,000	5.00%, 09/09/11	4,241,792
50,000	4.25%, 11/15/11	48,399
490,000	4.88%, 11/15/11	485,786
15,000	5.63%, 11/15/11	15,299
5,770,000	4.75%, 12/09/11	5,693,698
2,310,000	5.00%, 03/09/12	2,300,610
300,000	4.88%, 06/08/12	297,014
1,400,000	5.38%, 06/08/12	1,415,942
335,000	4.63%, 08/15/12	327,792

		88,066,701

Federal Home Loan Mortgage Corp. — 0.6%
300,000	4.75%, 12/08/10	297,134
190,000	4.50%, 12/16/10	186,884
355,000	5.00%, 08/15/12	352,770

		836,788

Federal National Mortgage Assoc. — 0.0%
14,099	7.50%, 08/01/25	14,770

Government National Mortgage Assoc. — 0.1%
142,679	8.50%, 10/15/17	151,868
527	9.00%, 02/15/20	567

		152,435

Private Export Funding Corp. — 0.3%
425,000	4.90%, 12/15/11	421,599

Tennessee Valley Authority — 4.0%
689,000	5.63%, 01/18/11	701,716
4,211,000	6.79%, 05/23/12	4,500,911

		5,202,627

Total U.S. Government Agencies
(Cost $95,241,579)		95,426,975

OLD WESTBURY FUNDS, INC.
FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2007
(Unaudited)

Principal Amount		Value
U.S. GOVERNMENT SECURITIES — 22.6%
U.S. Treasury Notes — 22.6%
$275,000	2.38%, 04/15/11(c)	$286,344
2,500,000	4.25%, 08/15/14	2,430,665
27,630,000	4.50%, 11/15/15	27,120,558

		29,837,567

Total U.S. Government Securities
(Cost$30,292,014)		29,837,567

Shares
INVESTMENT COMPANY — 0.1%
164,045	SEI Daily Income Trust Government II Fund	164,045

Total Investment Company
(Cost$164,045)		164,045

TOTAL INVESTMENTS — 98.7%
(Cost$130,408,027)(a)		130,138,833
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%		1,694,756

NET ASSETS — 100.0%		$131,833,589

(a)	Represents cost for financial reporting purposes and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$443,293
Unrealized depreciation	(712,487)

Net unrealized depreciation	$(269,194)

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board.

(c)	Inflation protected security. Principal amount reflects original security face amount.

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS	July 31, 2007
(Unaudited)

Principal Amount		Value
MUNICIPAL BONDS — 97.9%
Alabama — 1.1%
$ 110,000	Alabama State Public School & College Revenue Bonds, Series C, (FSA)
	5.00%, 05/01/13	$114,597
400,000	Alabama Water Pollution Control Authority Revenue Bonds, (AMBAC)
	5.50%, 08/15/14	421,196
1,000,000	Huntsville-Redstone Village Special Care Facilities Financing Authority Revenue Bonds, Series A, OID
	8.13%, 12/01/26	1,204,720

		1,740,513

Arizona — 1.2%
800,000	Arizona State Transportation Board Grant Anticipation Revenue Bonds, Series A
	5.00%, 07/01/14	849,352
200,000	Maricopa County School District No. 006 Washington Elementary School Improvement Project of 2001 GO, Series B, (FSA)
	5.00%, 07/01/17	215,208
550,000	Maricopa County School District No. 48 Scottsdale School Improvement Project 2004 GO, Series B, (FSA)
	4.75%, 07/01/18	571,857
250,000	University of Arizona COP, (AMBAC)
	5.00%, 06/01/18	263,892

		1,900,309

California — 4.3%
1,155,000	Alameda GO, (MBIA)
	5.00%, 08/01/33	1,193,519
650,000	Inglewood Unified School District GO, Series D, (FSA)
	5.00%, 10/01/14	696,787
500,000	Los Altos School District GO, Series B, OID
	5.00%, 08/01/17	523,930
770,000	Palomar Community College District GO, Series A, (FSA)
	5.00%, 05/01/15	823,977
275,000	Pomona Public Financing Authority Revenue Bonds, Water Facilities Project, Series AY, (AMBAC)
	5.00%, 05/01/18	294,244
700,000	San Ramon Valley Unified School District GO, (MBIA)
	5.00%, 08/01/17	751,898
870,000	Santa Clara Valley Water District COP, Series A
	5.00%, 02/01/15	926,437
1,325,000	Vacaville Unified School District GO, (MBIA)
	5.00%, 08/01/20	1,398,193

		6,608,985

Colorado — 0.4%
485,000	Longmont Sales & Use Tax Revenue Bonds, OID
	5.63%, 11/15/17	512,509

Florida — 1.9%
500,000	Florida State Department Transportation Turnpike Revenue Bonds, Series A
	5.00%, 07/01/29	518,490
1,275,000	Jacksonville Transportation Revenue Bonds, Series A, (XLCA)
	3.75%, 10/01/32(b)	1,275,000
150,000	Port Orange Water & Sewer Revenue Bonds, (AMBAC)
	5.00%, 10/01/16	158,028
900,000	Seminole County School Board COP, Series A, (AMBAC)
	5.00%, 07/01/18	950,373

		2,901,891

Georgia — 2.0%
595,000	De Kalb County Water & Sewer Revenue Bonds, Series A, (FSA)
	5.00%, 10/01/17	638,816
500,000	Forsyth County School District GO, (FSA)
	5.00%, 06/01/13	529,465

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2007
(Unaudited)

Principal Amount		Value
Georgia (continued)
$525,000	Gwinnett County Development Authority COP, Public Schools Project, (MBIA)
	5.00%, 01/01/15	$559,408
1,000,000	Municipal Electric Authority Revenue Bonds, (AMBAC)
	5.00%, 01/01/26(b)	1,016,720
100,000	Rockdale County Water & Sewer Authority Revenue Bonds, (FSA)
	5.00%, 07/01/18	105,748
150,000	Walton County School District GO, Series A, (MBIA-State Aid Withholding)
	5.00%, 08/01/17	159,860

		3,010,017

Illinois — 6.0%
1,635,000	Bolingbrook Special Services Areas Special Tax, 2001-1-2-3 & 2002-1, OID, (MBIA)
	4.40%, 03/01/27	1,568,570
500,000	Chicago Board of Education GO, Series B, (FSA)
	5.00%, 12/01/18	530,975
100,000	Chicago Board of Education GO, Series B-3, (CIFG)
	3.65%, 03/01/32(b)	100,000
225,000	Chicago Neighborhoods Alive 21 Program GO, Series A, OID, (FGIC)
	5.88%, 01/01/19	239,760
1,000,000	Chicago Transit Authority Revenue Bonds, (AMBAC)
	5.00%, 06/01/21	1,049,340
575,000	Cook County GO, Series A, OID, (FGIC)
	5.00%, 11/15/22	586,178
150,000	Cook County School District No. 100 Berwyn South GO, Series D, (FSA)
	5.00%, 12/01/12	157,860
285,000	Cook County School District No. 100 Berwyn South GO, Series D, (FSA)
	5.00%, 12/01/13	301,596
85,000	Du Page County Community Unit School District No. 202 Lisle Pre-Refunded GO, OID, (FSA)
	5.55%, 12/30/17	89,710
65,000	Du Page County Community Unit School District No. 202 Lisle Un-Refunded GO, OID, (FSA)
	5.55%, 12/30/17	68,284
260,000	Freeport Sewer System Improvements GO, OID, (AMBAC)
	5.55%, 12/01/14	276,377
100,000	Gail Borden Public Library District GO, (FGIC)
	4.63%, 12/15/08	101,151
1,070,000	Illinois Finance Authority Revenue Bonds, (XLCA)
	5.00%, 08/01/14	1,129,374
1,000,000	Illinois Health Facilities Authority Revenue Bonds, Series B, (MBIA)
	3.75%, 06/01/19(b)	1,000,000
500,000	Illinois State GO, First Series
	5.50%, 08/01/15	522,260
400,000	Illinois State Sales Tax Revenue Bonds, Series Z
	5.00%, 06/15/12	411,916
100,000	Rockford GO, Series A, OID, (FSA)
	5.38%, 12/15/13	104,703
250,000	Will County School District No. 122 GO, Series B, OID, (FGIC)
	5.20%, 11/01/16	261,788
600,000	Will County School District No. 161 Summit Hill GO, (FGIC)
	5.00%, 01/01/17	633,012

		9,132,854

Indiana — 11.2%
580,000	Anderson School Building Corp., First Mortgage Revenue Bonds, (FSA-State Aid Withholding)
	5.00%, 01/15/16	617,804
1,490,000	Anderson School Building Corp., First Mortgage Revenue Bonds, (FSA-State Aid Withholding)
	5.00%, 07/15/25	1,572,457

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2007
(Unaudited)

Principal Amount		Value
Indiana (continued)
$1,050,000	Avon Community School Building Corp., First Mortgage Refunding and Improvement Revenue Bonds, (AMBAC-State Aid Withholding) 5.00%, 07/15/16	$1,116,938
740,000	Avon Community School Building Corp., First Mortgage Refunding and Improvement Revenue Bonds, (AMBAC-State Aid Withholding) 5.00%, 01/15/17	786,953
650,000	Decatur Township Marion County Multi-School Building Corp., First Mortgage Revenue Bonds, Series B, (FSA-State Aid Withholding) 5.00%, 07/15/18	690,722
315,000	East Allen Multiple School Building Corp., First Mortgage Revenue Bonds, (FSA-State Aid Withholding) 5.00%, 07/10/14	326,009
490,000	East Noble Facilities School Building Corp. Revenue Bonds, (MBIA-State Aid Withholding) 5.00%, 07/15/16	523,129
460,000	Franklin Community Multiple School Building Corp., First Mortgage Revenue Bonds, (FSA-State Aid Withholding) 5.13%, 07/15/12	482,149
505,000	Hammond Independent School Building Corp., First Mortgage Revenue Bonds, (MBIA) 5.00%, 07/15/23	524,710
175,000	Huntington Countywide School Building Corp. II, First Mortgage Revenue Bonds, (MBIA-State Aid Withholding) 5.38%, 07/15/16	186,919
250,000	Indiana Bond Bank, Special Program Revenue Bonds, Series A, (AMBAC) 6.25%, 02/01/11	266,908
1,000,000	Indiana Health & Educational Facilities Financing Authority Revenue Bonds, Series E, (FSA) 3.78%, 05/15/41(b)	1,000,000
1,000,000	Indiana Health Facility Financing Authority Revenue Bonds, Series E-2, (AMBAC) 3.65%, 11/15/36(b)	1,000,000
125,000	Indianapolis-Marion County Public Library GO, Series A 4.60%, 07/01/18	127,528
145,000	Lebanon Middle School Building Corp., First Mortgage Revenue Bonds, (FSA-State Aid Withholding) 5.05%, 07/15/11	151,432
75,000	Marion County Franklin Township School Building Corp., First Mortgage Revenue Bonds 5.75%, 07/15/10	79,065
1,000,000	Marion County Franklin Township School Building Corp., First Mortgage Revenue Bonds, (FSA-State Aid Withholding) 5.00%, 07/15/25	1,041,720
175,000	Marion County Wayne Township School Building Corp., First Mortgage Revenue Bonds, (MBIA) 5.00%, 01/15/15	185,943
700,000	Mount Vernon of Hancock County Multiple School Building Corp., First Mortgage Revenue Bonds, Series A, (State Aid Withholding) 5.25%, 01/15/14	736,890
170,000	Noblesville Elementary Intermediate Schools Building Corp., First Mortgage GO, (FSA) 5.30%, 07/15/09	174,971

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2007
(Unaudited)

Principal Amount		Value
Indiana (continued)
$205,000	Noblesville Elementary Intermediate Schools Building Corp., First Mortgage GO, (FSA) 5.50%, 07/15/12	$216,646
435,000	Noblesville Industrial Redevelopment Authority, Economic Development Lease Rental Revenue Bonds, (AMBAC) 5.00%, 07/15/16	454,775
160,000	Northern Wells Community School Building Corp., First Mortgage Revenue Bonds, OID, (FGIC) 5.00%, 01/15/16	168,218
370,000	Northern Wells Community School Building Corp., First Mortgage Revenue Bonds, OID, (FGIC) 5.00%, 07/15/16	389,003
500,000	Plainfield Elementary School Building Corp., First Mortgage Revenue Bonds, (MBIA-State Aid Withholding) 5.00%, 07/15/18	528,045
715,000	Portage Township Multi-School Building Corp., First Mortgage Revenue Bonds, (MBIA-State Aid Withholding) 5.00%, 01/15/16	756,363
735,000	Portage Township Multi-School Building Corp., First Mortgage Revenue Bonds, (MBIA-State Aid Withholding) 5.00%, 07/15/16	779,034
570,000	Portage Township Multi-School Building Corp., First Mortgage Revenue Bonds, (MBIA-State Aid Withholding) 5.00%, 07/15/17	604,856
200,000	Tippecanoe County Governmental Building Corp., First Mortgage Revenue Bonds, OID, (FGIC) 5.00%, 01/15/19	209,068
765,000	Vigo County School Building Corp., First Mortgage Refunding Revenue Bonds, (FSA-State Aid Withholding) 5.00%, 01/10/16	814,786
400,000	Westfield Independent Multi-School Building Corp., First Mortgage Revenue Bonds, Series A, (FSA-State Aid Withholding) 5.00%, 07/15/23	415,096
135,000	Westfield-Washington Elementary Building Corp., First Mortgage Revenue Bonds, OID, (FGIC-State Aid Withholding) 4.75%, 01/15/11	139,108

		17,067,245

Iowa — 0.2%
250,000	Iowa City Parking Facilities Revenue Bonds, (MBIA) 5.88%, 07/01/15	259,138
Kansas — 0.2%
250,000	Sedgwick County Unified School District No. 259 GO, (MBIA) 5.00%, 09/01/15	267,460
Maine — 1.7%
1,160,000	Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series A, (AMBAC) 5.00%, 07/01/16	1,243,497
500,000	Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series B, (AMBAC) 5.00%, 07/01/21	524,910
450,000	Maine Municipal Bond Bank Revenue Bonds, Series A, (GO of Bond Bank) 4.75%, 11/01/17	474,242

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2007
(Unaudited)

Principal Amount		Value
Maine (continued)
$250,000	Maine Municipal Bond Bank Revenue Bonds, Series B 5.25%, 11/01/15	$264,070

		2,506,719

Massachusetts — 1.0%
800,000	Massachusetts State Consolidation Loan GO, Series D 5.00%, 08/01/17	852,464
600,000	Massachusetts State Special Obligation Consolidation Loan Revenue Bonds, Series A, (FGIC) 5.50%, 06/01/16	663,528

		1,515,992

Michigan — 6.5%
100,000	Canton County Charter Township Capital Improvement GO, (FSA) 5.00%, 04/01/14	106,212
200,000	Canton County Charter Township Capital Improvement GO, (FSA) 5.00%, 04/01/17	214,560
1,450,000	Central Montcalm Public Schools GO, (MBIA, Q-SBLF) 5.00%, 05/01/23	1,508,406
130,000	Central Montcalm Public Schools GO, OID, (MBIA, Q-SBLF) 5.35%, 05/01/11	133,450
125,000	Clarkston Community Schools GO, (Q-SBLF) 5.00%, 05/01/15	131,745
345,000	Clintondale Community Schools GO, (MBIA, Q-SBLF) 5.00%, 05/01/20	361,436
250,000	Detroit Water Supply System Revenue Bonds, Senior Lien, Series A, (FGIC) 5.00%, 07/01/13	260,522
240,000	Dundee Community School District School Building & Site GO, (Q-SBLF) 5.38%, 05/01/14	249,622
250,000	Dundee Community School District School Building & Site GO, OID, (Q-SBLF) 5.38%, 05/01/19	260,022
325,000	East Lansing School District School Building & Site GO, (Q-SBLF) 5.35%, 05/01/16	337,990
150,000	Galesburg-Augusta Community Schools GO, (Q-SBLF) 5.38%, 05/01/14	156,093
150,000	Jackson Public Schools School Building & Site GO, (FSA, Q-SBLF) 5.00%, 05/01/15	158,964
150,000	Michigan State Hospital Finance Authority Revenue Bonds, Group B-3, (MBIA) 3.80%, 11/15/26(b)	150,000
750,000	Michigan State Trunk Line Revenue Bonds, Series A 5.25%, 11/01/13	803,018
260,000	Mount Clemens Community School District GO, (FSA, Q-SBLF) 5.00%, 05/01/18	273,614
500,000	Oakland Schools Intermediate School District School Building & Site GO, (FSA) 5.00%, 05/01/36	519,515
685,000	Oakland University Revenue Bonds, (AMBAC) 5.25%, 05/15/18	731,614
245,000	Portage Public Schools School Building & Site GO, (FSA) 5.00%, 05/01/14	256,015
600,000	Saginaw City School District School Building & Site GO, (FSA, Q-SBLF) 5.00%, 05/01/26	625,860
1,640,000	Stockbridge Community Schools GO, (FSA, Q-SBLF) 5.00%, 05/01/21	1,706,059
150,000	Van Buren County GO, OID, (AMBAC) 5.00%, 05/01/15	155,238
375,000	Warren Transportation Fund GO, OID 5.00%, 06/01/16	385,215

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2007
(Unaudited)

Principal Amount		Value
Michigan (continued)
$400,000	Zeeland Public Schools GO, (Q-SBLF) 5.00%, 05/01/20	$411,096

		9,896,266

Missouri — 1.8%
1,000,000	Missouri State Health & Educational Facilities Authority Revenue Bonds, Series B, (AMBAC) 3.67%, 06/01/20(b)	1,000,000
900,000	North Kansas City School District No. 74 GO, (State Aid Direct Deposit) 5.00%, 03/01/18	959,193
100,000	St. Charles School District GO, Series A, (FSA) 5.00%, 03/01/18	105,875
650,000	St. Louis Board of Education Direct Deposit Program GO, Series A, (MBIA-State Aid Direct Deposit) 5.00%, 04/01/21	684,014

		2,749,082

Nebraska — 0.1%
185,000	Douglas County School District No. 054 Ralston Public School GO, OID, (FSA) 4.60%, 12/15/12	189,440

Nevada — 0.3%
500,000	Washoe County GO, OID, (MBIA) 5.00%, 06/01/17	501,625

New Jersey — 1.3%
250,000	Freehold Township Board of Education GO, (MBIA) 4.75%, 02/15/24	254,740
395,000	Gloucester County Improvement Authority Lease Revenue Bonds, Series A, (AMBAC) 5.00%, 12/01/18	415,497
200,000	Old Bridge Township Board of Education GO, (MBIA) 5.00%, 07/15/13	211,686
115,000	Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, OID 5.00%, 06/01/14	120,666
865,000	Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, OID 6.00%, 06/01/37	945,376

		1,947,965

New Mexico — 0.7%
1,000,000	New Mexico Finance Authority, State Office Building Tax Revenue Bonds, Series A 5.00%, 06/01/15	1,041,240

New York — 3.1%
2,000,000	New York City GO, Series A1 5.00%, 08/01/15	2,120,240
550,000	New York State Dormitory Authority Mental Health Services Facilities Improvement Revenue Bonds, Series C, (FGIC) 5.00%, 02/15/16	583,627
500,000	New York State Dormitory Authority St. Johns University Revenue Bonds, Series C, (MBIA) 5.25%, 07/01/18	549,695
1,450,000	New York State Dormitory Authority State University Lease Revenue Bonds 4.75%, 07/01/17	1,518,860

		4,772,422

North Carolina — 2.4%
300,000	Brunswick County GO, (FGIC) 5.00%, 05/01/15	317,325
1,735,000	Dare County COP, (FGIC) 5.00%, 06/01/17	1,834,988
1,000,000	Harnett County COP, Series A, (FSA) 5.00%, 12/01/14	1,064,230
250,000	Winston-Salem COP, Series A 5.00%, 06/01/15	266,472
200,000	Winston-Salem COP, Series A 5.00%, 06/01/16	213,820

		3,696,835

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2007
(Unaudited)

Principal Amount		Value
Ohio — 9.1%
$775,000	Bowling Green School District School Facilities Construction & Improvement GO, (FSA) 5.00%, 12/01/22	$818,702
300,000	Cincinnati GO 5.00%, 12/01/15	313,617
2,000,000	Cincinnati School District GO, (FGIC) 5.00%, 12/01/17	2,151,960
2,000,000	Hamilton County Sewer System Revenue Bonds, Series A, (MBIA) 5.00%, 12/01/19	2,105,680
700,000	Hamilton Local School District School Facilities Construction & Improvement GO, (FSA) 5.00%, 12/01/25	731,451
1,170,000	Hamilton School District School Improvement GO, (FSA) 5.00%, 12/01/20	1,241,756
1,000,000	Kettering City School District School Improvement GO, (FSA) 4.75%, 12/01/18	1,044,680
100,000	Licking Heights Local School District GO, Series A, (MBIA) 5.00%, 12/01/17	105,763
250,000	Licking Heights Local School District GO, Series A, (MBIA) 5.00%, 12/01/18	263,210
865,000	Marysville Wastewater Treatment System Revenue Bonds, (XLCA) 5.25%, 12/01/20	928,924
2,365,000	Ohio State Building Authority Facilities Revenue Bonds, Series B, (FGIC) 5.00%, 10/01/18	2,540,814
400,000	Ohio State Department of Administrative Services COP, Series A, (MBIA) 5.00%, 09/01/16	422,432
500,000	Ohio State Higher Education GO, Series A 5.00%, 02/01/17	529,115
500,000	Olentangy School District GO, Series A, (FSA) 5.00%, 12/01/18	532,965
100,000	Wellston City School District GO 5.80%, 12/01/13	110,263

		13,841,332

Pennsylvania — 1.5%
115,000	New Castle Area School District GO, OID, (MBIA-State Aid Withholding) 4.40%, 03/01/11	117,478
1,455,000	Pennsylvania Higher Educational Facilities Authority Temple University Revenue Bonds, (MBIA) 5.00%, 04/01/17	1,551,772
600,000	Philadelphia Authority for Industrial Development Revenue Bonds, Cultural & Commercial Corridors Program, Series A, (FGIC) 5.00%, 12/01/18	634,794

		2,304,044

Puerto Rico — 4.7%
3,800,000	Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds, Series K 5.00%, 07/01/40	4,076,716
520,000	Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds, Series K 5.00%, 07/01/45	557,866
2,150,000	Puerto Rico Electric Power Authority Refunding Revenue Bonds, Series NN, OID 5.13%, 07/01/29	2,292,438
300,000	Puerto Rico Electric Power Authority Revenue Bonds, Series RR, (FGIC) 5.00%, 07/01/35	321,846

		7,248,866

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2007
(Unaudited)

Principal Amount		Value
Rhode Island — 0.4%
$500,000	Rhode Island State Economic Development Corp. Department of Transportation Revenue Bonds, Series A, (FSA) 5.00%, 06/15/14	$526,425

South Carolina — 3.5%
1,315,000	Berkeley County Water & Sewer Revenue Bonds, Series A, (FSA) 5.00%, 06/01/21	1,378,225
150,000	McCormick County School District GO, (SCSDE) 5.00%, 03/01/12	157,300
100,000	Richland County School District No. 001 GO, (FSA, SCSDE) 4.75%, 03/01/14	104,887
1,500,000	South Carolina Jobs-Economic Development Authority Hospital Facilities Revenue Bonds, Series B, (AMBAC) 3.70%, 02/01/33(b)	1,500,000
2,200,000	South Carolina Transportation Infrastructure Bank Revenue Bonds, Series B-2, (XLCA) 3.68%, 10/01/31(b)	2,200,000

		5,340,412

Tennessee — 3.5%
2,400,000	Blount County Public Building Authority Revenue Bonds, Series C-2-A, (AMBAC) 3.85%, 06/01/29(b)	2,400,000
1,000,000	Knox County Health Educational & Housing Facilities Board Hospital Facilities Revenue Bonds, Series F, (FGIC) 3.55%, 02/01/29(b)	1,000,000
2,000,000	Sevierville Public Building Authority Revenue Bonds, (AMBAC) 3.78%, 06/01/34(b)	2,000,000

		5,400,000

Texas — 22.6%
1,255,000	Alamo Community College District GO, Series A, (MBIA) 5.50%, 08/15/15	1,373,309
1,260,000	Aledo Independent School District School Building GO, Series A, (PSF-GTD) 5.00%, 02/15/20	1,315,402
110,000	Alief Independent School District GO, (PSF-GTD) 5.00%, 02/15/13	114,214
750,000	Allen Independent School District GO, (PSF-GTD) 5.00%, 02/15/21	777,885
100,000	Austin Revenue Bonds, (MBIA) 5.25%, 05/15/25	110,582
250,000	Birdville Independent School District Building GO, (PSF-GTD) 5.00%, 02/15/18	262,305
1,000,000	Brownsville Independent School District GO, (PSF-GTD) 5.50%, 08/15/18	1,061,850
1,230,000	Comal Independent School District School Building GO, (PSF-GTD) 5.00%, 02/01/28	1,263,604
100,000	Dallas Area Rapid Transit Senior Lien Sales Tax Refunding Revenue Bonds, (AMBAC) 5.00%, 12/01/17	106,673
1,000,000	Dallas Independent School District School Building GO, (PSF-GTD) 4.75%, 08/15/25	1,016,150
515,000	Denton GO, (MBIA) 5.00%, 02/15/14	544,041
1,000,000	El Paso Independent School District GO, (PSF-GTD) 5.00%, 08/15/12	1,049,350
895,000	El Paso Water & Sewer Refunding Revenue Bonds, (MBIA) 4.50%, 03/01/14	922,718
1,095,000	Friendswood Water & Sewer Refunding Revenue Bonds, (FSA) 5.00%, 03/01/21	1,143,870

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2007
(Unaudited)

Principal Amount		Value
Texas (continued)
$350,000	Frisco Independent School District School Building GO, Series B, (MBIA) 5.50%, 07/15/13	$378,315
240,000	Garland GO, OID 4.50%, 02/15/19	241,366
275,000	Giddings Independent School District School Building GO, Series A, (PSF-GTD) 5.00%, 02/15/17	291,690
700,000	Grapevine GO, Series A, (MBIA) 5.00%, 08/15/17	737,219
1,000,000	Grapevine GO, Series A, (MBIA) 5.00%, 08/15/19	1,045,930
370,000	Gregory-Portland Independent School District GO, OID, (PSF-GTD) 5.50%, 08/15/19	387,856
500,000	Harlandale Independent School District School Building GO, (PSF-GTD) 5.00%, 08/15/18	528,650
375,000	Hays Consolidated Independent School District Refunding GO, (PSF-GTD) 5.25%, 08/15/18	400,406
500,000	Hidalgo County GO, (MBIA) 4.50%, 08/15/19	502,575
100,000	Keller Independent School District School Building GO, (PSF-GTD) 5.00%, 08/15/18	106,241
100,000	Klein Independent School District GO, (PSF-GTD) 5.00%, 08/01/18	104,039
215,000	Lake Travis Independent School District School Building GO, Series A, (PSF-GTD) 5.00%, 02/15/19	225,965
255,000	Laredo GO, OID, (FGIC) 5.38%, 08/15/20	269,591
1,700,000	Magnolia Independent School District Schoolhouse GO, (PSF-GTD) 5.00%, 08/15/17	1,814,699
220,000	McKinney GO, OID, (FGIC) 5.20%, 08/15/14	226,142
1,100,000	Northwest Independent School District GO, (PSF-GTD) 4.50%, 02/15/18	1,109,295
300,000	Plano Independent School District GO, (PSF-GTD) 4.50%, 02/15/19	303,774
525,000	Red Oak Independent School District School Building GO, (PSF-GTD) 5.00%, 08/15/18	555,566
500,000	San Antonio GO, OID 4.38%, 02/01/23	486,010
375,000	San Antonio Independent School District GO, (PSF-GTD) 5.00%, 08/15/16	397,631
1,630,000	San Antonio Un-Refunded GO 5.25%, 08/01/13	1,738,542
295,000	San Felipe Del Rio Consolidated Independent School District GO, OID, (PSF-GTD) 5.38%, 08/15/16	308,189
450,000	San Jacinto Community College District Refunding GO, (AMBAC) 4.25%, 02/15/13	456,422
1,005,000	San Jacinto Community College District Refunding GO, (AMBAC) 4.25%, 02/15/14	1,018,728
1,375,000	Spring Independent School District GO, (PSF-GTD) 5.00%, 02/15/14	1,452,536
2,705,000	Spring Independent School District GO, (PSF-GTD) 5.00%, 02/15/15	2,868,571
1,375,000	Temple Utilities System Revenue Bonds, (MBIA) 5.00%, 08/01/23	1,422,534
635,000	Texas State Public Finance Authority Park & Wildlife GO, OID 5.90%, 10/01/17	662,648
250,000	Texas Tech University Revenue Bonds, (AMBAC) 5.00%, 02/15/16	266,618

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2007
(Unaudited)

Principal Amount		Value
Texas (continued)
$1,610,000	University of Texas Financing System Revenue Bonds, Series E 5.00%, 08/15/15	$1,716,244
1,095,000	Victoria Utility System, Water & Wastewater Authority Refunding Revenue Bonds, (AMBAC) 5.00%, 12/01/17	1,174,377
280,000	Ysleta Independent School District Public Facility Corp. Lease Revenue Bonds, (AMBAC) 5.50%, 11/15/10	290,548

		34,550,870

Utah — 0.1%
125,000	South Jordan Water Refunding Revenue Bonds, (AMBAC) 5.00%, 11/01/15	133,516

Virginia — 0.3%
150,000	Virginia Beach Public Improvement GO 5.00%, 01/15/16	160,773
300,000	Virginia College Building Authority, Educational Facilities 21st Century College & Equipment Revenue Bonds 5.00%, 02/01/16	319,062

		479,835

Washington — 1.8%
100,000	CDP-King County Lease Refunding Revenue Bonds, King Street Center Project, (MBIA) 5.00%, 06/01/17	107,047
100,000	Clark County Public Utility District No. 1 Generating System Revenue Bonds, (FGIC) 5.00%, 01/01/13	105,216
200,000	Pierce County School District No. 320 GO, (FGIC-School Board Guaranty) 5.00%, 12/01/16	212,212
250,000	Snohomish County School District No. 006 Mukilteo GO, OID, (School Board Guaranty) 5.35%, 12/01/15	261,832
2,000,000	Washington State Department of Ecology COP, Series B, (AMBAC) 5.00%, 04/01/16	2,134,520

		2,820,827

West Virginia — 0.2%
275,000	West Virginia University Revenue Bonds, Series A, (MBIA) 5.50%, 04/01/17	304,978

Wisconsin — 2.8%
135,000	Cedarburg School District GO, Series B, (FSA) 5.00%, 03/01/13	140,368
145,000	Cedarburg School District GO, Series B, (FSA) 5.00%, 03/01/14	150,765
795,000	Door County GO, Series A, (FGIC) 5.00%, 09/01/19	835,378
150,000	Door County GO, Series A, OID, (FGIC) 5.25%, 09/01/20	156,970
100,000	Elmbrook School District GO, OID 3.90%, 04/01/13	99,544
100,000	Fond Du Lac GO, (FGIC) 4.75%, 03/01/15	103,887
100,000	Fond Du Lac GO, (FGIC) 4.75%, 03/01/16	103,536
500,000	Fond Du Lac Promissory Notes GO, OID, (FGIC) 4.40%, 05/01/11	505,380
130,000	Menomonee Falls Water Systems Mortgage Revenue Bonds, OID, (FSA) 4.60%, 12/01/10	133,380
520,000	Osceola School District School Building GO, Series A, OID, (FGIC) 5.13%, 05/01/17	539,100
775,000	Outagamie County GO 5.50%, 04/01/14	825,638
220,000	Two Rivers Public School District GO, (FSA) 5.75%, 03/01/12	230,597

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2007
(Unaudited)

Principal Amount		Value
Wisconsin (continued)
$505,000	Verona Area School District GO, Series A, (MBIA)
	5.50%, 10/01/12	$521,670

		4,346,213

Total Municipal Bonds
(Cost $149,498,215)		149,515,825

Shares
INVESTMENT COMPANY — 7.3%
11,184,244	SEI Tax-Exempt Trust Money Market Fund	$11,184,244

Total Investment Company
(Cost $11,184,244)		11,184,244

TOTAL INVESTMENTS — 105.2%
(Cost $160,682,459)(a)		160,700,069
LIABILITIES IN EXCESS OF OTHER NET ASSETS — (5.2)%		(7,917,205)

NET ASSETS — 100.0%		$152,782,864

(a)	Represents cost for financial reporting purposes and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$875,874
Unrealized depreciation	(858,264)

Net unrealized appreciation	$17,610

(b)	Variable rate security. Rate represents the rate in effect as of July 31, 2007. Maturity reflects final maturity date.

AMBAC — Insured by AMBAC Indemnity Corp.

CIFG — CDC IXIS Financial Guaranty

COP — Certificates of Participation

FGIC — Insured by Financial Guaranty Insurance Corp.

FSA — Insured by Financial Security Assurance, Inc.

GO — General Obligations

MBIA — Insured by Municipal Bond Insurance Assoc.

OID — Original Issue Discount

PSF-GTD — Permanent School Fund Guaranteed

Q–SBLF — Qualified-School Bond Loan Fund

SCSDE — South Carolina School District Enhancement

XLCA — Insured by XL Capital Assurance

OLD WESTBURY FUNDS, INC.
REAL RETURN FUND
PORTFOLIO OF INVESTMENTS	July 31, 2007
(Unaudited)

Shares		Value
COMMON STOCKS — 41.8%
BRAZIL — 2.0%
Consumer Staples — 0.1%
400,000	Sadia S.A.	$1,911,538

Materials — 1.9%
1,269,000	Votorantim Celulose e Papel S.A. - ADR	30,164,130

		32,075,668

CANADA — 3.1%
Materials — 3.1%
4,899,300	Abitibi-Consolidated, Inc.(b)	11,573,150
3,838,700	Abitibi-Consolidated, Inc. - ADR(b)	9,097,719
765,000	Nova Chemicals Corp	29,192,400

		49,863,269

CHINA — 2.7%
Industrials — 1.7%
650,000	Suntech Power Holdings Co. Ltd. - ADR(b)	26,214,500

Utilities — 1.0%
11,677,500	Xinao Gas Holdings Ltd	16,562,348

		42,776,848

GREECE — 2.8%
Energy — 2.8%
190,200	StealthGas, Inc.	3,277,146
575,064	Tsakos Energy Navigation Ltd. - ADR	41,801,402

		45,078,548

JAPAN — 1.5%
Consumer Discretionary — 1.5%
3,500,000	Arnest One Corp.	23,222,049

MEXICO — 1.0%
Consumer Discretionary — 1.0%
3,000,000	Corp. GEO, S.A. de C.V. - Series B(b)	16,451,754

NETHERLANDS — 3.0%
Energy — 1.7%
350,000	Royal Dutch Shell Plc - ADR	27,156,500

Industrials — 1.3%
500,000	Chicago Bridge & Iron Co. N. V. - ADR	20,300,000

		47,456,500

PERU — 4.5%
Materials — 4.5%
1,800,000	Cia de Minas Buenaventura S.A. - ADR	71,838,000

SINGAPORE — 6.1%
Industrials — 5.3%
5,200,000	Keppel Corp. Ltd.	46,315,234
10,017,000	Neptune Orient Lines Ltd.	37,339,876

		83,655,110

Real Estate — 0.8%
11,000,000	Allgreen Properties Ltd	13,063,271

		96,718,381

SOUTH AFRICA — 2.6%
Energy — 1.7%
420,000	Sasol Ltd.	15,970,028
280,000	Sasol Ltd. - ADR	10,530,800

		26,500,828

Real Estate — 0.9%
16,000,000	Fountainhead Property Trust.	14,538,541

		41,039,369

UNITED KINGDOM — 1.1%
Utilities — 1.1%
1,700,000	British Energy Group Plc.	17,281,759

UNITED STATES — 11.4%
Energy — 4.0%
1,916,000	Brazil Ethanol, Inc.(b)(c)	13,986,800
482,000	Occidental Petroleum Corp	27,339,040
550,000	PHI, Inc.(b)	16,516,500
9,069,925	Rancher Energy Corp.(b)	4,988,459

		62,830,799

Industrials — 0.5%
220,000	Lindsay Corp.	8,945,200

Materials — 6.0%
2,885,800	Caraustar Industries, Inc.(b)	13,909,556
1,130,000	Georgia Gulf Corp	18,294,700
483,789	Northwest Pipe Co.(b)	16,260,148
3,979,000	Smurfit-Stone Container Corp.(b)	46,912,410

		95,376,814

Real Estate — 0.9%
350,000	The St. Joe Co.	14,189,000

		181,341,813

Total Common Stocks
(Cost $545,350,996)		665,143,958

EXCHANGE TRADED FUNDS — 0.8%
Mutual Fund — 0.8%
200,000	iShares COMEX Gold Trust(b)	13,164,000

Total Exchange Traded Funds
(Cost $10,339,860)		13,164,000

OLD WESTBURY FUNDS, INC.
REAL RETURN FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2007
(Unaudited)

Shares		Value
PREFERRED STOCKS — 0.1%
Industrials — 0.1%
46,217	World Waste Technologies, Inc. - Series B(b).	$924,336

Total Preferred Stocks
(Cost $4,500,000)		924,336

Number of Coins
COLLECTIBLE COINS — 0.6%
UNITED STATES — 0.6%
199	Various Collectible Coins	9,850,776

Total Collectible Coins
(Cost $10,039,873)		9,850,776

Shares
RIGHTS/WARRANTS — 0.0%
Energy — 0.0%
6,666,666	Rancher Energy Corp. Warrants(b)	1

Industrials — 0.0%
450,000	World Waste Technologies, Inc. Warrants(b)	0

Total Rights/Warrants
(Cost $1)		1

Principal Amount
U.S. GOVERNMENT AGENCIES — 25.1%
Federal Farm Credit Bank — 0.7%
$5,840,000	5.25%, 09/24/07(d)	5,840,473
5,850,000	5.36%, 12/16/07(e)	5,728,039

		11,568,512

Federal Home Loan Bank — 24.4%
100,000,000	5.09%, 08/01/07(e)	100,000,000
28,000,000	5.14%, 08/02/07(e)	27,996,002
10,000,000	5.14%, 08/03/07(e)	9,997,144
50,000,000	5.14%, 08/24/07(e)	49,835,965
67,000,000	5.14%, 08/24/07(e)	66,779,980
20,000,000	4.69%, 10/11/07(d)	19,985,280
23,000,000	5.20%, 01/10/08(d)	22,998,045
90,000,000	5.17%, 03/14/08(d)	89,999,910

		387,592,326

Total U.S. Government Agencies
(Cost $399,134,557)		399,160,838

Principal Amount		Value
U.S. GOVERNMENT SECURITIES — 23.4%
U.S. Treasury Notes — 23.4%
$60,000,000	2.00%, 04/15/12(f)	$60,120,449
178,450,000	2.00%, 01/15/14(f)	195,081,819
96,345,000	2.00%, 01/15/16(f)	97,264,844
20,000,000	2.38%, 01/15/17(f)	20,451,669

		372,918,781

Total U.S. Government Securities
(Cost $374,283,141)		372,918,781

Shares
CASH SWEEP — 0.2%
2,553,690	Citibank IIS Money Market Deposit	2,553,690

Total Cash Sweep
(Cost $2,553,690)		2,553,690

TOTAL INVESTMENTS — 92.0%
(Cost $1,346,202,118)(a)		1,463,716,380

OTHER ASSETS IN EXCESS OF LIABILITIES — 8.0%		126,799,291

NET ASSETS — 100.0%		$1,590,515,671

OLD WESTBURY FUNDS, INC.
REAL RETURN FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2007
(Unaudited)

(^)	At July 31, 2007, the Real Return Fund held investments in restricted and illiquid securities amounting to $28,748,792 or 1.81% of net assets, which were valued under methods approved by the Director’s, as follows:

Acquisition Cost	Issuer	Acquisition Date
$24,434,250	Caraustar Industries, Inc.	03/28/06
10,039,873	Collectible Coins	12/14/2006-
07/24/07
12,027,879	Rancher Energy Corp.	12/21/06
0	Rancher Energy Corp.	03/20/07
Warrants
07/31/07
Carrying Value Per Unit
$4.82
49,501.39
0.55
0.00

(a)	Represents cost for financial reporting purposes and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$191,734,754
Unrealized depreciation	(74,220,492)

Net unrealized appreciation	$117,514,262

(b)	Non-income producing security.

(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board.

(d)	Variable rate security. Rate represents the rate in effect as of July 31, 2007. Maturity reflects final maturity date.

(e)	The interest rate represents the annualized yield at time of purchase.

(f)	Inflation protected security. Principal amount reflects original security face amount.

OLD WESTBURY FUNDS, INC.
REAL RETURN FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2007
(Unaudited)

ADR — American Depositary Receipt

Contracts		Exercise Price	Cost/ (Premiums Received)	Value
VERTICAL BULL CALL SPREADS
(80,000)	American Stock Exchange Oil Index, Expires 11/28/07	$300.00	$(8,761,868,224)	$(8,514,092,320)
80,000	American Stock Exchange Oil Index, Expires 11/28/07	285.00	8,880,104,800	8,632,400,000

Total Vertical Bull Call Spreads			$118,236,576	$118,307,680

	Units	Unrealized Appreciation (Depreciation)
SWAP AGREEMENTS
Commodity Index Swap Agreement with AIG Financial Products Corp. based on the Dow Jones Cotton Index, expiring 05/01/09 (Underlying notional amount at value $27,570,000)	275,700	$2,138,092
Commodity Index Swap Agreement with AIG Financial Products Corp. based on the Dow Jones Gold Index, expiring 05/30/08 (Underlying notional amount at value $23,604,750)	325	(926,080)
Commodity Index Swap Agreement with AIG Financial Products Corp. based on the Dow Jones Silver Index, expiring 05/30/08 (Underlying notional amount at value $19,898,143)	15,674	1,199,767
Commodity Index Swap Agreement with Cargill, Inc. based on the ERCOT Balancing Market Electricity Futures, expiring 07/31/08 (Underlying notional amount at value $9,614,002)	128	(877,017)
Commodity Index Swap Agreement with Cargill, Inc. based on the ERCOT Balancing Market Electricity Futures, expiring 08/31/08 (Underlying notional amount at value $9,177,073)	122	(834,232)
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 01/06/09 (Underlying notional amount at value $2,499,192)	33,600	8,549
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 02/04/09 (Underlying notional amount at value $2,766,962)	37,200	9,429
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 03/04/09 (Underlying notional amount at value $2,677,705)	36,000	9,092
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 04/03/09 (Underlying notional amount at value $2,766,962)	37,200	9,358
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 05/05/09 (Underlying notional amount at value $2,677,705)	36,000	9,018
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 06/04/09 (Underlying notional amount at value $2,766,962)	37,200	9,283
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 07/03/09 (Underlying notional amount at value $2,766,962)	37,200	9,249

OLD WESTBURY FUNDS, INC.
REAL RETURN FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2007
(Unaudited)

	Units	Unrealized Appreciation (Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 08/05/09 (Underlying notional amount at value $2,677,705)	36,000	$8,913
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 09/03/09 (Underlying notional amount at value $2,766,962)	37,200	9,176
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 10/05/09 (Underlying notional amount at value $2,677,705)	36,000	8,841
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 11/04/09 (Underlying notional amount at value $2,766,962)	37,200	9,098
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 12/03/08 (Underlying notional amount at value $2,766,962)	37,200	9,507
Commodity Index Swap Agreement with Cargill, Inc. based on the PJM Electricity Futures, expiring 07/31/08 (Underlying notional amount at value $9,394,002)	128	(267,292)
Commodity Index Swap Agreement with Cargill, Inc. based on the PJM Electricity Futures, expiring 08/31/08 (Underlying notional amount at value $8,967,072)	122	(253,938)
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Canola Index, expiring 10/26/07 (Underlying notional amount at value $20,094,776)	3,587	3,124,626
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Coal Index, expiring 03/28/08 (Underlying notional amount at value $2,345,400)	3,750	615,131
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Coal Index, expiring 06/27/08 (Underlying notional amount at value $2,345,400)	3,750	607,464
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Coal Index, expiring 07/31/08 (Underlying notional amount at value $9,032,862)	165,000	1,097,987
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Coal Index, expiring 08/29/08 (Underlying notional amount at value $9,032,946)	165,000	1,093,346
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Coal Index, expiring 09/21/07 (Underlying notional amount at value $4,725,000)	15,000	1,572,345
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Coal Index, expiring 09/26/08 (Underlying notional amount at value $2,345,400)	3,750	600,047
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Coal Index, expiring 09/30/08 (Underlying notional amount at value $9,032,805)	165,000	1,088,865

OLD WESTBURY FUNDS, INC.
REAL RETURN FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2007
(Unaudited)

	Units	Unrealized Appreciation (Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Coal Index, expiring 12/28/07 (Underlying notional amount at value $2,345,400)	3,750	$623,066
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Cocoa Index, expiring 12/07/09 (Underlying notional amount at value $39,074,055)	20	1,064,605
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Coffee Index, expiring 11/09/07 (Underlying notional amount at value $34,092,450)	1,000	1,381,689
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Coffee Index, expiring 11/16/07 (Underlying notional amount at value $34,455,090)	1,000	1,014,870
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Corn Index, expiring 06/26/08 (Underlying notional amount at value $5,503,800)	20,000	1,582,414
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Corn Index, expiring 11/25/08 (Underlying notional amount at value $1,487,850)	91	280,850
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Corn Index, expiring 11/28/07 (Underlying notional amount at value $8,519,127)	541	726,198
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Cotton Index, expiring 11/20/08 (Underlying notional amount at value $26,333,325)	900	2,834,145
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Cotton Index, expiring 11/20/09 (Underlying notional amount at value $23,776,400)	634	125,208
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Oat Index, expiring 11/25/08 (Underlying notional amount at value $21,046,961)	310	1,285,906
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Soybean Index, expiring 10/28/08 (Underlying notional amount at value $53,600,085)	1,500	10,622,720
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Soybean Meal Index, expiring 11/25/08 (Underlying notional amount at value $26,640,185)	1,300	2,562,813
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Soybean Oil Index, expiring 11/25/08 (Underlying notional amount at value $26,461,415)	1,444	7,164,002
Commodity Index Swap Agreement with Deutsche Bank Securities, Inc. based on Palladium Futures, expiring 02/26/09 (Underlying notional amount at value $2,457,000)	70	6,385
Commodity Index Swap Agreement with Deutsche Bank Securities, Inc. based on Palladium Futures, expiring 02/27/09 (Underlying notional amount at value $7,150,000)	200	(114,243)

OLD WESTBURY FUNDS, INC.
REAL RETURN FUND
PORTFOLIO OF INVESTMENTS - (Continued)	July 31, 2007
(Unaudited)

	Units	Unrealized Appreciation (Depreciation)
Commodity Index Swap Agreement with Deutsche Bank Securities, Inc. based on Palladium Futures, expiring 03/02/09 (Underlying notional amount at value $10,214,500)	290	$(5,550)
Commodity Index Swap Agreement with Deutsche Bank Securities, Inc. based on Palladium Futures, expiring 03/05/09 (Underlying notional amount at value $3,540,000)	100	(18,562)
Commodity Index Swap Agreement with Deutsche Bank Securities, Inc. based on Palladium Futures, expiring 03/06/09 (Underlying notional amount at value $4,534,000)	130	46,207
Commodity Index Swap Agreement with Deutsche Bank Securities, Inc. based on Palladium Futures, expiring 03/09/09 (Underlying notional amount at value $5,197,000)	150	111,101
Commodity Index Swap Agreement with Deutsche Bank Securities, Inc. based on Palladium Futures, expiring 03/12/09 (Underlying notional amount at value $3,186,000)	90	3,946
Commodity Index Swap Agreement with Deutsche Bank Securities, Inc. based on Palladium Futures, expiring 03/16/09 (Underlying notional amount at value $7,700,000)	220	94,839
Commodity Index Swap Agreement with Deutsche Bank Securities, Inc. based on the Single Commodity Copper Index, expiring 12/21/11 (Underlying notional amount at value $46,170,000)	460	11,075,151
Commodity Index Swap Agreement with Deutsche Bank Securities, Inc. based on the Single Commodity Gold Index, expiring 03/07/08 (Underlying notional amount at value $33,337,500)	500	(843,556)
Commodity Index Swap Agreement with Morgan Stanley Capital Group, Inc. based on Natural Gas Futures, expiring 05/31/11 (Underlying notional amount at value $42,798,300)	66,200	$5,020,974
Equity Index Swap Agreement with Deutsche Bank Securities, Inc. based on Nickel Futures, expiring 12/21/11 (Underlying notional amount at value $35,475,000)	(227)	868,433
Equity Index Swap Agreement with Deutsche Bank Securities, Inc. based on Silver Futures, expiring 03/07/08 (Underlying notional amount at value $21,102,750)	(15,000)	1,970,853
Equity Index Swap Agreement with Deutsche Bank Securities, Inc. based on Zinc Futures, expiring 12/21/11 (Underlying notional amount at value $9,645,000)	(180)	(1,578,015)
Equity Index Swap Agreement with Morgan Stanley Capital Group, Inc. based on the New York Mencantile Exchange Crude Oil Index, expiring 04/19/11 (Underlying notional amount at value $53,087,500)	(7,750)	(1,568,459)

		$56,426,614

Portfolio diversification by Sector

Sector	Percentage of Net Assets
Collectible Coins	0.6%
Consumer Discretionary	2.5
Consumer Staples	0.1
Energy	10.2
Industrials	8.9
Materials	15.5
Real Estate	2.6
U.S. Government & Agency Securities	48.5
Utilities	2.1
Other*	9.0

*	Includes cash and equivalents, exchange traded funds, pending trades and Fund share transactions, interest and dividends receivables and accrued expenses payable.

This Page Intentionally Left Blank

OLD WESTBURY FUNDS, INC.
NOTES TO SCHEDULES OF INVESTMENTS
	July 31, 2007	(Unaudited)

1.	Organization:

Old Westbury Funds, Inc. (the “Corporation”), was organized as a Maryland corporation on August 26, 1993 and commenced operations on October 22, 1993. The Corporation is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Corporation’s Articles of Incorporation permit the Corporation’s Board of Directors (the “Board”) to create an unlimited number of series, each with one or more separate classes of shares. At July 31, 2007, the Corporation consisted of seven separate investment portfolios (each series individually referred to as a “Fund” and collectively as the “Funds”) shown below:

Fund Name	Investment Objective

Old Westbury Large Cap Equity Fund (“Large Cap Equity Fund”)	Above-average long-term capital appreciation.

Old Westbury Mid Cap Equity Fund (“Mid Cap Equity Fund”)	Capital appreciation.

Old Westbury International Fund (“International Fund”)	Long-term growth of capital.

Old Westbury Global Small Cap Fund (“Global Small Cap Fund”)*	Long-term capital appreciation.

Old Westbury Real Return Fund (“Real Return Fund”)**	Real return over inflation.

Old Westbury Fixed Income Fund (“Fixed Income Fund”)	Total return (consisting of current income and capital appre- ciation).

Old Westbury Municipal Bond Fund (“Municipal Bond Fund”)	Dividend income exempt from regular federal income tax.

*	Global Small Cap Fund commenced operations on April 7, 2005.

**	Real Return Fund commenced operations on April 29, 2005.

The Corporation has authorized a total of 20 billion shares of common stock (par value $0.001 per share).

Under the Corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties for the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation. However, based on experience, the Corporation expects the risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Corporation in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Valuation of Investments. Securities listed on an exchange are valued, except as indicated below, at the last sale price reflected at the close of the regular trading session of the exchange on the business day as of which such value is being determined, and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If there has been no sale on such day, the security is valued at the mean of the closing bid and asked prices. If no bid or asked prices are quoted, or if events or circumstances that could materially affect the value of such Funds’ securities have occurred, then the security is valued at a fair value determined in accordance with procedures approved by the Board. Securities traded on more than one national securities exchange are valued at the last sale price on the exchange representing the principal market for such securities. Investments in open-end investment companies are valued at net asset value.

Securities traded in the over-the-counter market are valued at the mean of the last reported bid and asked prices from such sources as the Board deems appropriate to reflect their fair value.

Debt instruments having 60 days or less remaining until maturity are valued at amortized cost. Debt instruments having a greater remaining maturity will be valued at the bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved by the Board.

OLD WESTBURY FUNDS, INC.
NOTES TO SCHEDULES OF INVESTMENTS - (Continued)
	July 31, 2007	(Unaudited)

All other investment assets, including restricted and not readily marketable securities, are valued under procedures established by and under the general supervision and responsibility of the Board designed to reflect, in good faith, the fair value of such securities.

In the event of a change in the S&P 500 Index that is greater than predetermined levels approved by the Board, and which occurs after the close of the London markets, the Global Small Cap Fund and the International Fund may use a systematic fair valuation model provided by an independent third party vendor to value its non-U.S. securities. When the Global Small Cap Fund and the International Fund use fair value pricing, the value assigned to the Global Small Cap Fund’s and International Fund’s non-U.S. securities may not be the quoted or published prices of the investment on their primary markets or exchanges.

B. Futures Contracts. The Funds may invest in futures contracts, which are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the contract at the close of the last trading day and the price at which the contract was originally written. The Global Small Cap Fund, International Fund and the Real Return Fund may also invest in foreign currency futures contracts. Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuations in fair value of the underlying security. The Funds recognize a gain or loss equal to the variation margin. The Statements of Operations reflect gains and losses as realized for closed futures contracts and as unrealized for open futures contracts. These futures contracts permit the Funds to meet their objectives at a lower cost than investing directly in the underlying securities, while permitting the equivalent of an investment in a portfolio of the underlying securities. The potential risk to the Funds is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Funds denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Global Small Cap Fund, International Fund and Real Return Fund do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Foreign security and currency transactions may involve certain risks not typically associated with those of U.S. companies, including the level of governmental supervision and regulation of foreign securities markets and the possibility of political and economic instability.

D. Forward Foreign Currency Contracts. The Funds (except Municipal Bond Fund) may enter into forward foreign currency contracts (“Forward Contract”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings. In addition, the Real Return Fund may use a Forward Contract to provide exposure to the foreign currency market. A Forward Contract is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation until the contract settlement date. The market value of the Forward Contract is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When the Forward Contract is closed or settled, the Fund records a realized gain or loss equal to the fluctuation in rates during the period the Forward Contract was open. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

As of July 31, 2007, the Real Return Fund had the following open forward foreign currency contracts:

Currency/ Type	Delivery Date	Contract Value	Market Value	Unrealized Appreciation
Real Return Fund:
Australia Dollar / Long	11/26/07	$10,604,100	$11,033,594	$429,494
Australia Dollar / Long	11/29/07	11,021,400	11,456,513	435,113
Singapore Dollar / Long	09/28/07	10,266,666	10,206,596	(60,070)
Singapore Dollar / Long	11/29/07	10,389,007	10,419,236	30,229

				$834,766

OLD WESTBURY FUNDS, INC.
NOTES TO SCHEDULES OF INVESTMENTS - (Continued)
	July 31, 2007	(Unaudited)

E. Swap Agreements. The Real Return Fund may enter into swap agreements, which are agreements to exchange the return generated by one security, currency, commodity or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty. Payments received or made by the Fund at the expiration or other termination of the swap agreements are recorded in the accompanying Statements of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation/depreciation. Gains or losses are realized upon the termination of the swap agreement. Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Portfolios of Investments under the caption “Swap Agreements.”

F. Options. The Funds may purchase and write (sell) options on equity securities and stock index futures. The Real Return Fund may also purchase and sell options on commodity futures contracts and commodity indices. Premiums received for options written are recorded as a liability and marked-to-market daily to reflect the current value of the option written. If the written option is not exercised prior to expiration, the premium received is treated as a realized gain. If the written option is exercised, the premium received is added to the sale proceeds of the underlying security.

G. When-Issued and Delayed Delivery Securities. The Funds may purchase or sell securities that they are entitled to receive on a when-issued basis. The Funds may also purchase or sell securities on a delayed delivery basis. When-issued and delayed delivery securities involve risk that the security the Fund buys will lose value prior to its delivery. There is also a risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

H. Restricted and Illiquid Securities. The Funds may purchase securities which are subject to legal or contractual delays, restrictions, and costs on resale. Because of time limitations, the Funds might not be able to dispose of these securities at reasonable prices or at times advantageous to the Fund. The Fund intends to limit the purchase of restricted securities which have not been determined by the Adviser to be liquid, together with other securities considered to be illiquid, including repurchase agreements providing for settlement in more than seven days after notice, to not more than 15% of its net assets.

I. Security Transactions and Related Investment Income. Security transactions are accounted for no later than the first net asset value calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio securities transactions are reported on trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date except certain dividends from foreign securities where the ex-dividend dates may have passed are recorded as soon as the Funds are informed of the dividends. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is recognized on an accrual basis for each of the Funds and includes where applicable, the amortization of premiums and accretion of discounts.

3.	Tax Information:

At October 31, 2006, each of the following Funds had capital loss carryforwards for federal income tax purposes, which will expire in the following years:

	2010	2011	2014
Large Cap Equity Fund	$23,108,020	$1,646,965	$—
Fixed Income Fund	—	—	831,267
Municipal Bond Fund	—	—	22,373

The capital loss carryforward will reduce the applicable Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Old Westbury Funds, Inc.

By (Signature and Title)*	/s/ Marc Stern
Marc Stern, President (principal executive officer)

Date	September 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Marc Stern
Marc Stern, President (principal executive officer)

Date	September 25, 2007

By (Signature and Title)*	/s/ Andrew J. McNally
Andrew J. McNally, Treasurer (principal financial officer)

Date	September 20, 2007

*	Print the name and title of each signing officer under his or her signature.